File No. _____________

     As filed with the Securities and Exchange Commission on June 22, 2006
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     Pre-Effective Amendment No. __
                      Post-Effective Amendment No.
                       (Check appropriate box or boxes)

                 FEDERATED MUNICIPAL SECURITIES INCOME TRUST
              (Exact Name of Registrant as Specified in Charter)
                                1-800-341-7400
                       (Area Code and Telephone Number)
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

                                  Copies to:

                         Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                              2101 L Street, NW
                          Washington, DC 20037-1526
                                (202) 828-2218

           Approximate Date of Proposed Public Offering: As soon as
       practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

            It is proposed that this filing will become effective
                    on July 24, 2006 pursuant to Rule 488.

     Title of Securities Being Registered: Class A Shares, no par value, of Federated New York Municipal Income Fund;
                        Class A Shares, no par value,
               of Federated Pennsylvania Municipal Income Fund
       No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended


[Graphic Logo Omitted]

One National Life Drive
Montpelier, VT 05604

August 4, 2006

Dear Shareholder:

A Special Meeting of Shareholders of the Sentinel New York Tax-Free Income Fund ("Sentinel New York Fund"), Sentinel Pennsylvania Tax-Free Trust ("Sentinel Pennsylvania Fund") and Sentinel Tax-Free Income Fund ("Sentinel Tax Free Fund") will be held at One National Life Drive, Montpelier, VT 05604 on October 3, 2006 at 10:00 a.m., Eastern Time. Enclosed is a combined Proxy Statement/Prospectus, which contains important proposals for you to consider. You are eligible to vote on one or more of the proposals because you were a shareholder of record of the Sentinel New York Fund or Sentinel Tax Free Fund, each a series of Sentinel Group Funds, Inc., or the Sentinel Pennsylvania Fund, at the close of business on the New York Stock Exchange on July 7, 2006.

The Board of Directors of the Sentinel New York Fund and the Sentinel Tax Free Fund and the Board of Trustees of the Sentinel Pennsylvania Fund have proposed that (1) the Sentinel New York Fund be reorganized with and into the Federated New York Municipal Income Fund, a series of Federated Municipal Securities Income Trust ("Federated New York Fund"), (2) the Sentinel Pennsylvania Fund be reorganized with and into the Federated Pennsylvania Municipal Income Fund, a series of Federated Municipal Securities Income Trust ("Federated Pennsylvania Fund") and (3) the Sentinel Tax Free Fund be reorganized with and into the Federated Municipal Securities Fund, Inc.
("Federated Municipal Fund"), each in a tax-free reorganization (each a "Reorganization"). If the shareholders of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, respectively, approve the applicable Reorganization, they will become shareholders of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, respectively. No sales charges or redemption fees will be imposed in connection with each Reorganization. In addition, we do not expect any Reorganization to cause the Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund shareholders to recognize any federally taxable gains or losses. However, each of those Funds will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may result in taxable income to that Fund's shareholders.

The Sentinel New York Fund seeks high current interest income exempt from federal income tax and New York City and New York State personal income tax, while seeking to control risk, by normally investing at least 80% of its total assets in tax-exempt New York obligations. The Federated New York Fund seeks to provide current income exempt from federal regular income tax (not including the federal alternative minimum tax ("AMT")) and the personal income taxes imposed by the state of New York and New York municipalities by investing at least a majority of its assets in a portfolio of long-term, investment grade, New York tax-exempt securities.

The Sentinel Pennsylvania Fund seeks high current interest income exempt from federal income tax and Pennsylvania personal income tax, while seeking to control risk by normally investing at least 80% of its net assets in tax-exempt Pennsylvania obligations. The Federated Pennsylvania Fund seeks to provide current income exempt from federal regular income tax (not including the AMT) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities by investing at least a majority of its assets in a portfolio of long-term, investment-grade, Pennsylvania tax-exempt securities.



The Sentinel Tax Free Fund seeks high current income exempt from federal income taxes while seeking to control risk by normally investing at least 80% of its total assets in municipal bonds. The Federated Municipal Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax (not including the AMT) by investing primarily in a portfolio of long-term, investment-grade, tax-exempt securities.

We believe the Federated Funds offer favorable pro forma net expenses for compatible funds of significantly larger size with attractive overall historical performance records managed by a highly respected company. Each
Sentinel Fund Board has determined that each Reorganization is in the best interests of the Sentinel Fund and its shareholders, and recommends that you vote FOR the Reorganization of your Fund.

The   enclosed   materials   provide  more   information.   Please  read  this
information   carefully  and  call  us  at  1-800-282-3863  if  you  have  any questions.  Your vote is important to us, no matter how many shares you own.

After you review the enclosed materials, we ask that you vote FOR the Reorganization of your Fund.

Sincerely,

/s/Thomas H. MacLeay
Thomas H. MacLeay
Chair








                            QUESTIONS AND ANSWERS

                         YOUR VOTE IS VERY IMPORTANT

Q. On what am I being asked to vote at the upcoming Special Meeting of Shareholders ("Meeting") on
   October 3, 2006?

A. Shareholders of the Sentinel New York Tax-Free Income Fund ("Sentinel New York Fund") are being asked to approve its reorganization with and into the Federated New York Municipal Income Fund, a series of Federated Municipal Securities Income Trust ("Federated New York Fund"). Shareholders of the Sentinel Pennsylvania Tax-Free Fund ("Sentinel Pennsylvania Fund") are being asked to approve its reorganization with and into the Federated Pennsylvania Municipal Income Fund, a series of
   Federated Municipal Securities Income Trust ("Federated Pennsylvania Fund"). Shareholders of the Sentinel Tax-Free Income Fund ("Sentinel Tax Free Fund") are being asked to approve its reorganization with and into the Federated Municipal Securities Fund, Inc. ("Federated Municipal Fund"). Each of these transactions is called a "Reorganization."

Q.    Has the Board approved each Reorganization?

A. The Sentinel New York and Sentinel Tax Free Funds' Board of Directors and the Sentinel Pennsylvania Fund's Board of Trustees have agreed that each Reorganization is in the shareholders' best interests and recommends that you vote in favor of your Fund's Reorganization.

Q. How will the Reorganization affect me as a shareholder?

A. If approved: Sentinel New York Fund shareholders will become shareholders of the Federated New York Fund. Sentinel Pennsylvania Fund shareholders will become shareholders of the Federated Pennsylvania Fund. Sentinel Tax Free Fund shareholders will become shareholders of the Federated Municipal Fund.

Q. What is the timetable for each Reorganization?

A. If approved by shareholders at the Meeting, each Reorganization is expected to take effect on or about
   October 13, 2006.

Q. Who will pay for each Reorganization?

A. The expenses of the proxy solicitation and shareholder meeting, including legal expenses, printing, packaging, and postage, will be borne by Sentinel Asset Management, Inc., Federated Investors, Inc. and/or their affiliates.

Q. What will I receive in exchange for my current shares?

A. An account will be created for you that will be credited with Federated New York Fund, Federated Pennsylvania Fund or Federated Municipal Fund Class A shares, as applicable, with an aggregate value equal to the value of your respective Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund shares at the time of your Fund's Reorganization. The net asset value of the Sentinel Funds' shares will be determined in accordance with the procedures described in the corresponding Federated Funds' Prospectus and Statement of Additional Information, and in accordance with the Federated Funds' valuation procedures. While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having lower values at the valuation time than was used to calculate the NAV of an applicable
   Sentinel Fund prior to such time. As a result, the dollar value of a Sentinel Fund's shareholder's investment may be lower after the applicable Reorganization than it was before. The differences between the pricing procedures of, and the pricing services used by, the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization, although it is possible this could not occur. You may receive a greater or lesser number of shares. No physical share certificates will be issued to you. All stock certificates for shares of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund will be cancelled.

Q. Will my Fund's Reorganization result in any federal tax liability to me?

A. Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. However, each of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may result in taxable income to that Fund's shareholders.

Q. Can I exchange or redeem my Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund shares before my Fund's Reorganization takes place?

A. Yes. You may exchange your Fund shares for appropriate shares of another Sentinel Fund, or redeem your shares, at any time before a Reorganization takes place, as set forth in your Fund's Prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares and may be a taxable transaction. In addition, you will be charged any applicable contingent deferred sales charge or redemption fee on your exchange or redemption.

Q. What will happen to my active Automatic Investment Plan or Systematic Withdrawal Plan?

A. All accounts options, including Automatic Investment Plans, Systematic Withdrawal Plans and Bank Instructions, will automatically be copied to your new account.

Q.    Will I be able to continue to use my Sentinel Fund checkbook?

A. No. Your Sentinel Fund checkbook will no longer be valid as of the Reorganization. The Federated Funds do not provide a check writing option.

Q. What happens if shareholders do not approve a Reorganization?

A. If your Fund's Reorganization is not approved, you will remain a shareholder of your Fund. The approval of a particular Reorganization is not contingent upon the approval of the other Reorganizations. However, we may reevaluate whether any Reorganization should be consummated if less than all three Reorganizations are approved. Also, there are certain contingencies in a purchase agreement between the parent of the advisor to the Federated Funds and advisor to the Sentinel Funds relating to the sale of certain assets by the Sentinel Funds' advisor that may not be satisfied unless all three Reorganizations are approved.

Q. I don't own very many shares.  Why should I bother to vote?

A. Your vote makes a difference. If numerous shareholders just like you fail to vote, a Fund may not receive sufficient votes to hold the Meeting or approve its Reorganization.

Q. Who is entitled to vote?

A. Any person who owned shares of the Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund on the record date, which was the close of business on the New York Stock Exchange on July 7, 2006, is entitled to vote on the applicable Reorganization - even if that person later sells the shares. You may cast one vote for each share of the Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund you owned on the record date.

Q. How can I vote?

A. Please refer to the enclosed proxy card for information on authorizing a proxy and submitting voting instructions by telephone or mail. You may also vote by attending the Meeting.




                    SENTINEL NEW YORK TAX-FREE INCOME FUND
                        SENTINEL TAX-FREE INCOME FUND
                 EACH A SERIES OF SENTINEL GROUP FUNDS, INC.

                     SENTINEL PENNSYLVANIA TAX-FREE TRUST

                           ONE NATIONAL LIFE DRIVE
                             MONTPELIER, VT 05604
                                1-800-282-3863

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON OCTOBER 3, 2006

A Special Meeting of Shareholders ("Meeting") of the Sentinel New York Tax-Free Income Fund ("Sentinel New York Fund") and Sentinel Tax-Free Income Fund ("Sentinel Tax Free Fund"), each a series of Sentinel Group Funds, Inc. ("Corporation") and the Sentinel Pennsylvania Tax-Free Trust ("Sentinel Pennsylvania Fund") will be held on October 3, 2006 at One National Life Drive, Montpelier, VT 05604 at 10:00 a.m., Eastern Time, for the purpose of considering and voting on the proposal(s) set forth below. Proposal 1(a), if approved by shareholders of the Sentinel New York Fund, will result in the transfer of the assets of the Sentinel New York Fund to the Federated New York Municipal Income Fund, a series of the Federated Municipal Securities Income Trust ("Federated New York Fund") in return for Class A shares of the Federated New York Fund. Proposal 1(b), if approved by shareholders of the Sentinel Pennsylvania Fund, will result in the transfer of the assets of the
Sentinel Pennsylvania Fund to the Federated Pennsylvania Municipal Income Fund, a series of the Federated Municipal Securities Income Trust ("Federated Pennsylvania Fund") in exchange for Class A shares of the Federated Pennsylvania Fund. Proposal 1(c), if approved by the shareholders of the Sentinel Tax Free Fund, will result in the transfer of the assets of the Sentinel Tax Free Fund to the Federated Municipal Securities Fund, Inc. ("Federated Municipal Fund") in return for Class A shares of the Federated Municipal Fund.

The approval of a particular Reorganization is not contingent upon the approval of any other Reorganization. However, whether any Reorganization should be consummated may be reevaluated if less than all three Reorganizations are approved. Also, there are certain contingencies in a purchase agreement between the parent of the advisor to the Federated Funds and advisor to the Sentinel Funds relating to the sale of certain assets by the Sentinel Funds' advisor that may not be satisfied unless all three Reorganizations are approved.

PROPOSAL 1(a): To approve the reorganization of the Sentinel New York Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 1(b): To approve the reorganization of the Sentinel Pennsylvania Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 1(c): To approve the reorganization of the Sentinel Tax Free Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 2: The transaction of such other business as may properly come before the Meeting.

Shareholders of record of the Sentinel New York Fund, for Proposal 1(a), Sentinel Pennsylvania Fund, for Proposal 1(b), and/or Sentinel Tax Free Fund, for Proposal 1(c), as of the close of business on the New York Stock Exchange on July 7, 2006 are entitled to notice of and to vote at the Meeting, or any adjournment or postponement of the Meeting. Each Proposal 1(a), 1(b) and 1(c) will be effected only if the shareholders of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, respectively, vote to approve the applicable Proposal.

                           Your Vote is Important.
                 Please Authorize Your Proxy By Telephone Or
               Complete, Sign, Date and Return Your Proxy Card.

--------------------------------------------------------------------------------

As A Shareholder Of The Sentinel New York Fund, Sentinel Pennsylvania Fund And/Or Sentinel Tax Free Fund, You Are Asked To Attend The Meeting Either In Person Or By Proxy. We Urge You To Vote By Proxy. Your Prompt Authorization Of A Proxy Will Help Assure A Quorum At The Meeting And Avoid Additional Expenses Associated With Further Solicitation. Authorizing A Proxy Will Not Prevent You From Voting Your Shares In Person At The Meeting. You May Revoke Your Proxy Before It Is Exercised By Submitting To The Secretary of Sentinel Group Funds, Inc. or Sentinel Pennsylvania Tax-Free Trust, As Applicable A Written Notice Of Revocation Or A Subsequently Signed Proxy Card, Or By
Attending The Meeting And Voting In Person. A Prior Proxy Can Also Be Revoked By Authorizing A Subsequent Proxy By Telephone.
--------------------------------------------------------------------------------

By Order of the Sentinel Group Funds, Inc. Board of Directors and Sentinel Pennsylvania Tax-Free Trust Board of Trustees,


Kerry A. Jung
Secretary

Montpelier, Vermont
August 4, 2006


                          PROXY STATEMENT/PROSPECTUS

                             DATED AUGUST 4, 2006
                      RELATING TO THE REORGANIZATIONS OF

                   SENTINEL NEW YORK TAX-FREE INCOME FUND,
                    A SERIES OF SENTINEL GROUP FUNDS, INC.
                           ONE NATIONAL LIFE DRIVE
                             MONTPELIER, VT 05604
                                WITH AND INTO
                  FEDERATED NEW YORK MUNICIPAL INCOME FUND,
           A SERIES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST
                             5800 CORPORATE DRIVE
                          PITTSBURGH, PA 15237-7000

                     SENTINEL PENNSYLVANIA TAX-FREE TRUST
                           ONE NATIONAL LIFE DRIVE
                             MONTPELIER, VT 05604
                                WITH AND INTO
                FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND,
           A SERIES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST
                             5800 CORPORATE DRIVE
                          PITTSBURGH, PA 15237-7000

                        SENTINEL TAX-FREE INCOME FUND,
                    A SERIES OF SENTINEL GROUP FUNDS, INC.
                           ONE NATIONAL LIFE DRIVE
                             MONTPELIER, VT 05604
                                WITH AND INTO
                  FEDERATED MUNICIPAL SECURITIES FUND, INC.
                             5800 CORPORATE DRIVE
                          PITTSBURGH, PA 15237-7000

This  Proxy   Statement/Prospectus   Is  Furnished  In  Connection   With  The
Solicitation Of Proxies By The Board Of Directors Of Sentinel Group Funds, Inc., A Maryland Corporation ("Corporation"), On Behalf Of Its Series, The
Sentinel New York Tax-Free Income Fund ("Sentinel New York Fund") And Sentinel Tax-Free Income Fund ("Sentinel Tax Free Fund"), And the Board of Trustees of the Sentinel Pennsylvania Tax-Free Trust, A Pennsylvania Trust ("Sentinel Pennsylvania Fund") In Connection With The Special Meeting Of Shareholders ("Meeting") To Be Held On October 3, 2006, At 10:00 a.m., Eastern Time, At One National Life Drive, Montpelier, VT 05604 Or Any Adjournment Or Postponement Of The Meeting. At the Meeting, shareholders of each of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund will be asked to consider and approve a proposed reorganization of their respective Fund (each a "Reorganization"), as described in the Agreements and Plans of Reorganization, each dated June 20, 2006 (each a "Plan of Reorganization"), of (1) the Corporation, on behalf of the Sentinel New York Fund, and Federated Municipal Securities Income Trust, a Massachusetts business trust ("Trust"), on behalf of its series the Federated New York
Municipal  Income  Fund   ("Federated  New  York  Fund"),   (2)  the  Sentinel
Pennsylvania Fund and the Trust, on behalf of its series the Federated Pennsylvania Municipal Income Fund ("Federated Pennsylvania Fund"), and (3) the Corporation, on behalf of the Sentinel Tax-Free Fund, and Federated Municipal Securities Fund, Inc. ("Federated Municipal Fund"). The Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund are sometimes referred to collectively as the "Sentinel Funds." The Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund are sometimes referred to collectively as the "Federated Funds." The Sentinel Funds and Federated Funds are sometimes referred to individually as a "Fund" and collectively as the "Funds." The Sentinel Group Funds, Inc. Board of Directors and Sentinel Pennsylvania Tax-Free Trust Board of Trustees are referred to as the "Sentinel Board." The Federated Municipal Securities Income Trust Board of Trustees and the Federated Municipal Securities Fund, Inc. Board of Directors are referred to as the "Federated Board." A copy of each Plan of Reorganization is attached as Exhibit A.

Proposal                               Shareholders Eligible to Vote
PROPOSAL  1(a):  To  approve           Record   date   shareholders   of   the
the  reorganization  of  the           Sentinel New York Fund.
Sentinel  New  York  Fund in
accordance      with      an
Agreement    and   Plan   of
Reorganization    and    the
transactions              it
contemplates,  as  described
in        this         Proxy
Statement/Prospectus.

PROPOSAL  1(b):  To  approve           Record   date   shareholders   of   the
the  reorganization  of  the           Sentinel Pennsylvania Fund.
Sentinel  Pennsylvania  Fund
in   accordance    with   an
Agreement    and   Plan   of
Reorganization    and    the
transactions              it
contemplates,  as  described
in        this         Proxy
Statement/Prospectus.

PROPOSAL  1(c):  To  approve           Record   date   shareholders   of   the
the  reorganization  of  the           Sentinel Tax Free Fund.
Sentinel  Tax  Free  Fund in
accordance      with      an
Agreement    and   Plan   of
Reorganization    and    the
transactions              it
contemplates,  as  described
in        this         Proxy
Statement/Prospectus.

PROPOSAL  2: The  transaction  of such
other  business as may  properly  come
before the Meeting.

The approval of a particular Reorganization is not contingent upon the approval of any other Reorganization. However, whether any Reorganization should be consummated may be reevaluated if less than all three Reorganizations are approved. Also, there are certain contingencies in a purchase agreement between the parent of the advisor to the Federated Funds and advisor to the Sentinel Funds relating to the sale of certain assets by the Sentinel Funds' advisor that may not be satisfied unless all three Reorganizations are approved.

The Plans of Reorganization provide for (i) the transfer of the Sentinel New York Fund's, Sentinel Pennsylvania Fund's and Sentinel Tax Free Fund's (as applicable) assets to the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, respectively, and (ii) the issuance of Class A shares of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund (as applicable) to shareholders of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, respectively. Regarding each Reorganization, the transfer is expected to occur as of 4:00 p.m., Eastern Time, ("Effective Time") on October 13, 2006 ("Closing Date").

Immediately after the transfer of each of the Sentinel New York Fund's, Sentinel Pennsylvania Fund's and Sentinel Tax Free Fund's (as applicable) assets, each holder of shares in the Sentinel New York Fund, Sentinel
Pennsylvania Fund and Sentinel Tax Free Fund, respectively, as of the Effective Time of the applicable Reorganization, will receive a number of Class A shares of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, respectively, with the aggregate net asset value ("NAV") of the shares held in the Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund (as applicable) as of the Effective Time.

Each of the Sentinel Funds offers Class A shares. Each of the Federated New York Fund and Federated Pennsylvania Fund offers Class A and Class B shares. The Federated Municipal Fund offers Class A, Class B and Class C shares. Holders of Class A shares of each Sentinel Fund will receive an amount of Class A shares of the corresponding Federated Fund equal in value to their Sentinel Fund shares.

The net asset value of the Sentinel Funds' shares will be determined in accordance with the procedures described in the corresponding Federated Funds' Prospectus and Statement of Additional Information, and in accordance with the Federated Funds' valuation procedures. The Federated Funds and the Sentinel Funds generally value fixed income securities according to prices furnished by an independent pricing service. For the Federated Funds, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. For the Sentinel Funds, the mean between the bid and the asked price is used for valuation of fixed income securities. While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having lower values at the valuation time than was used to calculate the NAV of an applicable Sentinel Fund prior to such time. As a result, the dollar value of a Sentinel Fund's shareholder's investment may be lower after the applicable Reorganization than it was before. The differences between the pricing procedures of, and the pricing services used by, the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization, although it is possible this could not occur.

The Sentinel New York Fund and Sentinel Tax Free Fund are series of the Corporation. The Federated New York Fund and Federated Pennsylvania Fund are series of the Trust. The Corporation, Trust, Sentinel Pennsylvania Fund and Federated Municipal Fund are each an open-end, management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). Currently, each Sentinel Fund is advised by Sentinel Asset Management, Inc. ("SAM"). Sentinel Financial Services Company ("SFSC") is the principal underwriter and Sentinel Administrative Services, Inc. ("SASI") is the transfer agent and administrator for each Sentinel Fund. Currently, each Federated Fund is advised by Federated Investment Management Company ("FIMC"), a subsidiary of Federated Investors, Inc. ("Federated"). Federated Securities Corp. ("FSC") is the principal underwriter and Federated Administrative Services ("FAS") is the administrator of each Federated Fund.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the Sentinel New York Fund, Sentinel Pennsylvania Fund and/or Sentinel Tax Free Fund should know before voting on the applicable Reorganization, and it should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated August 4, 2006, relating to this Proxy Statement/Prospectus and the Reorganization, which includes certain financial information about the Funds, has been filed with the SEC and is incorporated by reference in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions, and investment limitations, of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, see the Prospectus dated March 30, 2006 and Statement of Additional Information dated March 30, 2006, as they may be amended and/or supplemented, which have been filed with the SEC and which are incorporated by reference into this Proxy Statement/Prospectus. Further information about the Sentinel Funds' performance is contained in their Annual Report for their fiscal year ending November 30, 2005 and Semi-Annual Report relating to the period ending May 31, 2006. Each of these Annual Reports and Semi-Annual Reports are incorporated by reference herein. Copies of the Sentinel Funds' Prospectus and Statement of Additional Information, and Annual and Semi-Annual Reports, are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions, and investment limitations of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, see the Prospectuses and Statements of Additional Information dated October 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, and May 31, 2006, for the Federated Municipal Fund, as they may be amended and/or supplemented, which have been filed with the SEC. This Proxy Statement/Prospectus is accompanied by the Prospectuses of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund dated October 31, 2005, October 31, 2005 and May 31, 2006, respectively. Further information about the Federated New York Fund's, Federated Pennsylvania Fund's and Federated Municipal Fund's performance is contained in their respective Annual Reports for their fiscal years ending August 31, 2005, August 31, 2005 and March 31, 2006, respectively, and, in the case of the Federated New York Fund and Federated Pennsylvania Fund, in their respective Semi-Annual Reports relating to the period ending February 28, 2006. Each of these Prospectuses, Statements of Additional Information, Annual Reports and Semi-Annual Reports are incorporated by reference herein. Copies of the Federated Funds' Prospectuses and Statements of Additional Information, and Annual and Semi-Annual Reports, are available upon request and without charge by writing to Federated Investors Funds at 5800 Corporate Drive, Pittsburgh, PA 15237-7000 or by calling 1-800-341-7400.

This Proxy Statement/Prospectus is expected to be sent to shareholders on or about August 14, 2006.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      THE SHARES OFFERED BY THIS PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



                              TABLE OF CONTENTS

                                                                          PAGE

SYNOPSIS...................................................................

   Introduction............................................................

   The Reorganizations.....................................................

   Sentinel Board Recommendation...........................................

   The Funds...............................................................

   Fees and Expenses.......................................................

   Financial Highlights....................................................

   Potential Risks/Rewards; Performance Information........................

   Investment Advisor and Portfolio Manager................................

   Comparison of Principal Investment Objectives, Strategies and Policies..

   Comparison of Investment Limitations....................................

   Distribution and Shareholder Servicing Arrangements.....................

   Comparison of Purchase, Redemption and Exchange Policies and Procedures.

   Dividends and Other Distributions and Taxation..........................

   Legal and Regulatory Matters............................................

COMPARISON OF PRINCIPAL INVESTMENT RISKS...................................

   Principal Investment Risks..............................................

   Primary Differences.....................................................

INFORMATION RELATING TO THE REORGANIZATIONS................................

     Description of the Reorganizations....................................

     Costs of the Reorganizations..........................................

     Federal Income Taxes..................................................

     Federated Fund Shares and Capitalization..............................

REASONS FOR THE REORGANIZATIONS............................................

SHAREHOLDER RIGHTS.........................................................

MORE INFORMATION ABOUT THE FUNDS...........................................

SENTINEL BOARD RECOMMENDATION..............................................

VOTING MATTERS.............................................................

     General Information...................................................

     Voting Rights and Required Vote.......................................

     Record Date and Outstanding Shares....................................

     Security Ownership of Certain Beneficial Owners and Management........

OTHER BUSINESS AND DISCRETION OF ATTORNEYS NAMED IN PROXY..................

SHAREHOLDER INQUIRIES......................................................

Annex A - Summary of Investment Limitations................................

EXHIBIT A - AGREEMENTS AND PLANS OF REORGANIZATION.........................A-1



                                  SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, investment limitations, and distribution, purchase, exchange and redemption procedures of the Sentinel Funds with those of the Federated Funds. It is a summary of some information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Copies of each Plan of Reorganization are attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read each Fund's Prospectus, as it may be amended and/or supplemented.

INTRODUCTION

Agreement Among Federated and SAM. Federated and/or its affiliates entered into an Agreement with SAM and/or its affiliates dated June 20, 2006 ("Purchase Agreement") regarding the sale by SAM to Federated of certain assets relating to SAM's business of providing investment advisory and
investment   management   services  to  the  Sentinel  Funds,  SAM's  and  its
affiliates' cooperation in connection with the Reorganizations, the payment of transaction expenses, and related matters. The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of all three of the Reorganizations, among other things. Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and an applicable Plan of Reorganization are met, shareholders of the applicable Sentinel Fund will become shareholders of a corresponding Federated Fund. If this occurs, SAM is expected to receive compensation under the Purchase Agreement at closing and over a period of two years contingent upon the assets of the successors to the Sentinel Funds.

Under the Purchase Agreement, Federated has agreed that, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Federated Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least 75% of the Federated Board are not "interested persons" (as that term is defined in the 1940 Act) of the Federated Funds' investment adviser or any interested person; (ii) no "unfair burden" (as that term is defined in Section 15(f)(2)(B) of the 1940
Act) is imposed as a result of each Reorganization; and (iii) each vacancy on the Federated Board is filled by a person who is not an interested person of the Federated Funds' investment adviser so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons. Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of
Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Adviser.

It also is anticipated that Equity Services, Inc. ("ESI"), a retail broker-dealer under common ownership with SAM, may, under agreements with one or more subsidiaries of Federated, be entitled to receive servicing and/or account administration fees on shareholder accounts for which it serves as the broker or dealer of record and performs services. Such fees will be in an aggregate annual amount not to exceed 0.25% on the NAV of the shares of the Federated Funds that are held by shareholders. However, ESI would no longer receive fees from the Sentinel Funds, SASI and/or SFSC with respect to those accounts. For more information with respect to applicable arrangements for the payment of servicing and/or account administration fees, see "Fees and Expenses" below.

THE REORGANIZATIONS

Background. Pursuant to the applicable Plan of Reorganization (attached as Exhibit A), an applicable Sentinel Fund will transfer its assets to the corresponding Federated Fund in exchange for Class A shares of such Federated Fund. Holders of Class A shares of each Sentinel Fund will receive Class A shares of the corresponding Federated Fund. None of the Reorganization transactions will be subject to any front-end or contingent deferred sales charges or redemption fees. The result of each Reorganization is that shareholders of each Sentinel Fund will become shareholders of the corresponding Federated Fund.

Tax Consequences. Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If a Reorganization so qualifies, shareholders of each applicable Sentinel Fund will not recognize a gain or a loss for federal income tax purposes in the transactions contemplated by that Reorganization. However, each Sentinel Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to its Reorganization, which may result in taxable income to that Sentinel Fund's shareholders. Shareholders of the Sentinel Funds should consult their tax advisors regarding the effect, if any, of their Sentinel Fund's Reorganization in light of their individual circumstances. Moreover, because the foregoing discussion only relates to the federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisors about foreign, state and local tax consequences, if any, of the applicable Reorganization. For more information with respect to the tax consequences of the Reorganizations, see "Federal Income Taxes" below.

Risk Factors. Each Sentinel Fund and the corresponding Federated Fund are generally subject to the same principal investment risks, except that the Federated Funds are also principally subject to leverage risks and prepayment risks, the Federated Pennsylvania Fund is also subject to the risks of investing in below investment-grade securities, and the Sentinel Funds are principally subject to the risks of investing in certain U.S. territories. Because the Federated New York Fund may invest substantially more of its assets in below investment grade securities than the Sentinel New York Fund, it may also be more sensitive to the risks of these securities. For more information with respect to the Sentinel Funds and Federated Funds risk factors, see "Comparison of Principal Investment Risks" below.

SENTINEL BOARD RECOMMENDATION

The Sentinel Board, including the Directors/Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act ("Independent Directors/Trustees"), has concluded that each Reorganization is advisable and in the best interests of the applicable Sentinel Fund and its shareholders, and that the interests of existing shareholders in each Fund would not be diluted as a result of the transactions contemplated by each Reorganization.

                THE SENTINEL BOARD RECOMMENDS THAT YOU VOTE FOR
                        THE REORGANIZATION OF YOUR FUND.

THE FUNDS

The Sentinel New York Fund and Sentinel Tax Free Fund are series of the Corporation, which was organized as a Maryland corporation on December 5, 1933. The Sentinel Pennsylvania Fund was organized as a Pennsylvania trust on July 24, 1986. Each of the Federated New York Fund and Federated Pennsylvania Fund are series of the Trust, which was organized under the laws of The Commonwealth of Massachusetts on August 6, 1990. The Federated Municipal Fund was organized as a Maryland corporation on September 10, 1976. The Corporation, Sentinel Pennsylvania Fund, Trust and Federated Municipal Fund are each open-end, management investment companies that offer redeemable shares in different classes and/or series. The Sentinel Funds each offer Class A shares. The Federated New York Fund and Federated Pennsylvania Fund each offer Class A and Class B shares. The Federated Municipal Fund offers Class A, Class B and Class C shares. See "More Information About the Funds" below.

FEES AND EXPENSES

The Funds, like all mutual funds, incur certain expenses in their operations, and, as an investor, you pay fees and expenses to buy and hold shares of a Fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly because they are deducted from Fund assets. These expenses may include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison, distribution services and other activities.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of a Fund. The pro forma line items show expenses of the Federated Fund as if the Reorganization had occurred on September 1, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or April 1, 2006, for the Federated Municipal Fund. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during each Fund's fiscal period ended November 30, 2005, for the Sentinel Funds, August 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or March 31, 2006, for the Federated Municipal Fund. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees

                      Maximum Sales Charge
Fund                       (Class A)                  Redemption Fee
Sentinel Funds              4.00%(1)             2% on excessive trading
Federated Funds             4.50%(2)                       None
-----------------------------------------------------------------------------

(1)A deferred sales charge of 1% applies to certain redemptions of Class A shares made within eighteen months of purchase if the shares are bought without an initial sales charge as part of an investment of $1,000,000 or more.
(2)A contingent deferred sales charge of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

Annual Fund Operating Expenses

Fund                        Management Fee    12b-1 Fee    Other Expenses      Total Annual Operating
                                                                                      Expenses
Sentinel New York               0.50%           0.20%           0.22%                  0.92%
Federated New York(1)          0.40%(2)       0.25%(3)        1.03%(4)                 1.68%
Pro forma - Federated  New      0.40%         0.25%(3)          0.79%                 1.44%(5)
York

Sentinel Pennsylvania           0.55%           0.20%           0.50%                  1.25%
Federated Pennsylvania(1)      0.40%(2)       0.40%(3)        0.46%(4)                 1.26%
Pro   forma  -   Federated      0.40%         0.40%(3)          0.46%                 1.26%(5)
Pennsylvania

Sentinel Tax Free               0.50%           0.20%           0.25%                  0.95%
Federated Municipal(1)          0.52%             -           0.47%(4)                 0.99%
Pro   forma  -   Federated      0.52%             -             0.48%                 1.00%(5)
Municipal

(1) The percentages shown are based on expenses for the entire most recently ended fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, FIMC, FSC and FAS waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the most recently ended fiscal year.

Fund                                     Federated New   Federated     Federated
                                              York      Pennsylvania   Municipal
Total Waivers of Fund Expenses                0.93%        0.51%         0.14%
Total  Actual  Annual  Fund   Operating       0.75%        0.75%         0.85%
Expenses (after waivers)


(2) FIMC voluntarily waived or expects to waive a portion of the management fee. FIMC can terminate this voluntary waiver at any time. The management fee expected to be paid by the Federated New York Fund (after the voluntary waiver) is 0.00% for the current fiscal year. The management fee paid by the Federated Pennsylvania Fund (after the voluntary waiver) was 0.31% for the most recent fiscal year.

(3) The Federated Pennsylvania Fund Class A shares did not pay or accrue the distribution (12b-1) fee during the most recent fiscal year. The Federated
Pennsylvania Fund Class A shares have no present intention of paying or accruing the distribution (12b-1) fee during the current fiscal year. FSC expects to voluntarily waive the distribution (12b-1) fee for Class A shares of the Federated New York Fund for the current fiscal year. FSC can terminate these voluntary waivers at any time.
(4) Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. FAS voluntarily waived or expects to waive a portion of its fee and/or FIMC expects to reimburse certain operating expense. FAS and FIMC can terminate these voluntary waivers/reimbursements at any time. Total Other Expenses paid by the Federated New York Fund's Class A shares (after the voluntary waiver and reimbursement) are expected to be 0.75% for the current fiscal year. Total Other Expenses paid by the Federated Pennsylvania Fund's Class A shares (after the voluntary waiver) were 0.44% for the most recently completed fiscal year. Total Other Expenses paid by the Federated Municipal Fund's Class A shares (after the voluntary waiver) were 0.31% for the most recently completed fiscal year.
(5) The pro forma net annual operating expenses (after anticipated voluntary waivers and/or reimbursements) of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, are expected to be 0.765%, 0.755%, and 0.86%, respectively.

Examples

These  examples  are intended to help you compare the cost of investing in the
Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below. Note that the amounts shown do not reflect the waivers or reimbursements.

------------------------------------------------------------------------------
Fund                              1 year    3 years     5 years   10 years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sentinel New York                  $490       $682       $889      $1,486
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Federated New York                  613       956        1,321     2,348
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Pro forma - Federated New York      590       885        1,201     2,097
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sentinel Pennsylvania               522       781        1,059     1,851
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Federated Pennsylvania              573       832        1,110     1,904
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Pro    forma    -    Federated      573       832        1,110     1,904
Pennsylvania
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sentinel Tax Free                   493       691         904      1,520
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Federated Municipal                 546       751         972      1,608
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Pro    forma    -    Federated      547       754         978      1,620
Municipal
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Federated Funds' financial performance for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects financial result for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Federated Funds (assuming reinvestment of all dividends and distributions).

The fiscal year end of the Federated New York Fund and Federated Pennsylvania Fund is August 31. The fiscal year end of the Federated Municipal Fund is March 31. The financial highlights of each Federated Fund have been audited by ______________, the Federated New York Fund's and Federated Pennsylvania Fund's registered independent public accounting firm, or ________________, the Federated Municipal Fund's registered independent public accounting firm. The reports of_______________, and _______________, along with the
Federated Funds' financial statements, are included in the Federated Funds' annual reports, which are available upon request.

FEDERATED NEW YORK FUND - FINANCIAL HIGHLIGHTS - CLASS A SHARES

(For a Share Outstanding Throughout Each Period)

                         Six                            Year Ended August 31,
                         Months
                         Ended
                         (unaudited)
                         2/28/2006       2005       2004       2003        2002        2001
Net Asset Value,          $10.83        $10.65     $10.44     $10.59      $10.80      $10.29
Beginning of Period
Income From
Investment Operations:
Net investment income      0.23          0.45       0.46       0.44        0.49(1)     0.52
Net realized and          (0.08)         0.18       0.21      (0.15)      (0.20)(1)    0.51
unrealized gain
(loss) on
investments, futures
contracts and swap
contracts
  TOTAL FROM               0.15          0.63       0.67       0.29        0.29        1.03
  INVESTMENT
  OPERATIONS
Less Distributions:
Distributions from        (0.23)        (0.45)     (0.46)     (0.44)      (0.50)      (0.52)
net
investment income
Net Asset Value,          $10.75        $10.83     $10.65     $10.44      $10.59      $10.80
End of Period
Total Return(2)            1.39%(3)      6.03%      6.51%      2.81%       2.79%      10.29%

Ratios to Average Net
Assets:
Net expenses               0.66%(4)      0.60%      0.61%      0.76%       0.91%       0.91%
Net investment income      4.23%(4)      4.19%      4.31%      4.19%       4.72%(1)    4.97%
Expense                    1.06%(4)      1.08%      1.07%      1.16%       1.10%       1.39%
waiver/reimbursement(5)
Supplemental Data:
Net assets, end of        $26,571       $26,307    $27,600     $26,273     $23,466     $23,011
period
(000 omitted)
Portfolio turnover          18%           20%        15%         8%          35%         40%

------------------------------------------------------------------------------
1 Effective September 1, 2001, the Federated New York Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA)
Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3 During the period, the Federated New York Fund's Class A Shares were reimbursed by the shareholder services provider, which had an impact of 0.03%
on the total return.
4 Computed on an annualized basis.
5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.


FEDERATED PENNSYLVANIA FUND - FINANCIAL HIGHLIGHTS - CLASS A SHARES

(For a Share Outstanding Throughout Each Period)



                             Six Months                                    Year Ended August 31,
                                Ended
                             (unaudited)
                              2/28/2006       2005         2004       2003        2002         2001
Net Asset Value,               $11.81        $11.71       $11.51     $11.70      $11.52       $11.09
Beginning of Period
Income From
Investment Operations:
Net investment income           0.27          0.54         0.54       0.54        0.56(1)      0.57
Net realized and                (0.16)        0.10         0.19      (0.19)       0.18(1)      0.42
unrealized gain (loss)
on investments, futures
contracts and swap
contracts
  TOTAL FROM                    0.11          0.64         0.73       0.35        0.74         0.99
  INVESTMENT OPERATIONS
Less Distributions:
Distributions from net         (0.26)        (0.54)       (0.53)     (0.54)      (0.56)       (0.56)
investment income

Net Asset Value, End of        $11.66        $11.81       $11.71     $11.51      $11.70       $11.52
Period
Total Return(2)                 0.99%        5.58%         6.46%      3.04%       6.70%        9.18%

Ratios to Average Net
Assets:
Net expenses                    0.75%(3)     0.75%         0.75%      0.75%       0.75%        0.75%
Net investment income           4.59%(3)     4.55%         4.63%      4.58%       4.92%(1)     5.09%
Expense                         0.11%(3)     0.11%         0.10%      0.09%       0.09%        0.10%
waiver/reimbursement(4)
Supplemental Data:
Net assets, end of            $215,993     $209,005      $200,023   $210,429    $205,870     $194,407
period (000 omitted)
Portfolio turnover               4%           12%           9%         17%         18%          16%

------------------------------------------------------------------------------
1 Effective September 1, 2001, the Federated Pennsylvania Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA)
Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
The fiscal  year end of the  Sentinel  Funds is  November  30.  The  financial highlights  of each  Sentinel  Fund are  contained in those Funds'  Prospectus
dated  March  30,   2006,   as   supplemented,   and  have  been   audited  by
_________________,   the  Sentinel  Funds'   registered   independent   public
accounting  firm.  That  Prospectus,  including the financial  highlights,  is incorporated by reference into this Proxy Statement/Prospectus.

POTENTIAL RISKS AND REWARDS; PERFORMANCE INFORMATION

Risk/Return Bar Charts and Tables

The performance information shown below will help you analyze each Federated Fund's investment risks in light of its historical returns. The bar charts show the variability of a Fund's Class A shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows Class A shares' returns averaged over the stated periods, and includes comparative performance information. Each Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

In the Average Annual Total Return Tables, each Fund's Class A shares are reduced to reflect applicable sales charges. Return After Taxes is shown for Class A shares to illustrate the effect of federal taxes on Fund returns.
Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The tables also show returns for broad-based market indexes and averages. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

Following the bar chart for each Federated Fund is an Average Annual Total Return Table for each Federated Fund. These tables compare a Fund's total returns to the total returns of certain indexes as described below.

Federated New York Fund - Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of shares of the Federated Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 25%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2005. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1996 through 2005. The percentages noted are: 4.92%, 9.72%, 6.17%, (4.68)%,
10.77%, 3.67%, 7.10%, 5.74%, 4.18%  and 4.30%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Federated New York Fund's Class A shares total return for the three-month period from January 1, 2006 to March 31, 2006 was 0.30%.


Within the period shown in the bar chart, the Federated New York Fund's Class A shares highest quarterly return was 3.79% (quarter ended September 30, 2004). Its lowest quarterly return was (2.35)% (quarter ended June 30, 2004).




Federated New York Fund - Average Annual Total Return Table

In addition to the Federated New York Fund's total returns, the following Average Annual Total Return Table also shows returns for the Lehman Brothers New York Municipal Bond Index (LBNYMB), a broad-based market index, the Lehman Brothers Municipal Bond Index (LBMB), another broad based market index, and the Lipper New York Municipal Debt Funds Average (LNYMDFA). Effective September 1, 2005, the Fund elected to change its benchmark index from the LBMB to the LBNYMB. The LBNYMB is more representative of securities typcially held by the Fund. The LBNYMB is an unmanaged index comprising investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. The LBMB is an unmanaged, market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The LNYMDFA represents the average of total returns by all mutual funds designated by Lipper, Inc. as falling into the respective category.

(For the periods ended December 31, 2005)

FEDERATED NEW YORK FUND               1 Year   5 Years    10 Years
Class A shares:
Return Before Taxes                  (0.44)%    4.04%       4.62%
Return After Taxes on                (0.44)%    4.04%       4.62%
Distributions(1)
Return After Taxes on
Distributions and Sale of Fund        1.15%     4.09%       4.64%
Shares(1)
LBNYMB                                3.31%     5.46%       -(2)
LBMB                                  3.51%     5.59%       5.71%
LNYMDFA                               3.03%     4.77%       4.82%

1     After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Federated New York Fund and shows the effect of taxes on Federated New York Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Federated New York Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes.  After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
------------------------------------------------------------------------------
2     The LBNYMB's inception date was September 1, 1996.





Federated Pennsylvania Fund - Bar Chart
The graphic presentation displayed here consists of a bar chart representing the annual total returns of shares of the Federated Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-6%" and increasing in increments of 10% up to 24%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2005. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1996 through 2005. The percentages noted are: 6.01%, 9.34%, 5.73%, (5.20)%,
9.68%, 5.01%, 9.85%, 5.09%, 4.23%  and 3.78%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Federated Pennsylvania Fund's Class A shares total return for the three-month from January 1, 2006 to March 31, 2006 was 0.36%


Within the period shown in the bar chart, the Federated Pennsylvania Fund's Class A shares highest quarterly return was 5.17% (quarter ended September
30, 2002).  Its lowest  quarterly  return was (2.16)%  (quarter ended June 30,
2004).


Federated Pennsylvania Fund - Average Annual Total Return Table

In addition to the Federated Pennsylvania Fund's total returns, the following Average Annual Total Return Table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB), a broad-based market index, and Lipper Pennsylvania Municipal Debt Funds Average (LPMDFA), an average of funds with similar objectives. The LBMB is an unmanaged, market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The LPMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.
(For the periods ended December 31, 2005)

FEDERATED PENNSYLVANIA FUND                 1 Year    5 Years    10 Years
Class A shares:
Return Before Taxes                        (0.86)%     4.60%       4.79%
Return After Taxes on Distributions(2)     (0.86)%     4.60%       4.76%
Return After Taxes on Distributions
and Sale of Fund Shares(1)                  1.00%      4.63%       4.79%

LBMB                                        3.51%      5.59%       5.71%
LPMDFA                                      3.11%      4.83%       4.68%

------------------------------------------------------------------------------
1 After-tax  returns are calculated  using a standard set of assumptions.  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Federated Pennsylvania Fund and shows the effect of taxes on Federated Pennsylvania Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Federated Pennsylvania Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Federated Municipal Fund - Bar Chart
The graphic presentation displayed here consists of a bar chart representing the annual total returns of shares of the Federated Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-8%" and increasing in increments of 2% up to 14%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2005. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1996 through 2005. The percentages noted are: 0.85%, 9.35%, 5.54%, (6.39)%,
11.15%, 3.51%, 9.84%, 4.58%, 4.18%  and 3.31%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The  Federated   Municipal   Fund's  Class  A  shares  total  return  for  the
three-month period from January 1, 2006 to March 31, 2006 was 0.38%.


Within the period shown in the bar chart, the Federated Municipal Fund's Class A shares highest quarterly return was 5.24% (quarter ended September 30, 2002). Its lowest quarterly return was (3.87)% (quarter ended June 30, 1999).


Federated Municipal Fund - Average Annual Total Return Table

In addition to the Federated Municipal Fund's total returns, the following Average Annual Total Return Table also shows returns for Lehman Brothers
Municipal  Bond  Index  (LBMB),  a  broad-based  market  index and the  Lipper
General Municipal Debt Funds Average (LGMDFA), an average of funds with similar investment objectives. The LBMB is an unmanaged, market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The LGMFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the category indicated.

(For the Periods Ended December 31, 2005)

FEDERATED MUNICIPAL FUND                1 Year        5 Years      10 Years
Class A shares:
Return Before Taxes                     (1.35)%        4.09%        3.99%
Return After Taxes on                   (1.35)%        4.09%        3.95%
Distributions1
Return After Taxes on                    0.61%         4.13%        4.04%
Distributions and Sale of Fund
Shares1
LBMB                                     3.51%         5.59%        5.71%
LGMDFA                                   3.04%         4.78%        4.74%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Federated Municipal Fund and shows the effect of taxes on Federated Municipal Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Federated Municipal Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

INVESTMENT ADVISOR AND PORTFOLIO MANAGER

Sentinel Funds. SAM is the investment advisor to each of the Sentinel Funds and is registered as an investment advisor under the Investment Advisers Act of 1940. Its principal business address is National Life Drive, Montpelier, Vermont 05604.

As compensation for its advisory services, each Sentinel Fund pays SAM a management fee at the annual rate specified below of the average daily net assets of that Fund (or the aggregate daily net assets of that Fund and several other Sentinel Funds(1)).


Fund                         Advisory Fee Rate      Average Daily Net Assets(1)
Sentinel New York                  0.55%                 First $200 million
                                   0.50%                 First $200 million
                                   0.45%             In excess of $400 million

Sentinel Pennsylvania              0.55%                 First $50 million
                                   0.50%                  Next $50 million
                                   0.45%             In excess of $100 million

Sentinel Tax Free                  0.55%                 First $200 million
                                   0.50%                 First $200 million
                                   0.45%             In excess of $400 million

(1) In determining the breakpoint for the advisory fee for the Sentinel New York Fund, its assets are aggregated with the Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel Tax Free Fund. In determining the breakpoint for the advisory fee for the Sentinel Tax Free Fund, its assets are aggregated with the Sentinel Government Securities Fund, Sentinel New York Fund and the Sentinel Short Maturity Government Fund.

SAM manages the Sentinel Funds' investments and their business operations under the overall supervision of the Sentinel Board. SAM has the responsibility for making all investment decisions for the Funds. Kenneth J. Hart manages the Sentinel Funds. Mr. Hart has been affiliated with SAM or its affiliates since 1988 and is a Vice President of SAM. He has managed the Sentinel New York Fund since 1995, the Sentinel Pennsylvania Fund since 1993 and the Sentinel Tax Free Fund since 1990.

Federated Funds. The Federated Board governs the Federated Funds. The Board selects and oversees FIMC, which is the investment advisor to each of the Federated Funds and is a registered investment advisor under the Investment Advisers Act of 1940. FIMC manages each of the Federated Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company ("FASC"), an affiliate of FIMC, provides certain support services to FIMC. The fee for these services is paid by FIMC and not by the Federated Funds. The address for FIMC and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

FIMC, and other subsidiaries of Federated, advise approximately 140 equity, fixed income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $217 billion in assets as of March 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

As compensation for its advisory services, each of the Federated New York Fund and Federated Pennsylvania Fund pays FIMC a management fee at the annual rate of 0.40% of the average daily net assets of that Fund. The Federated Municipal Fund pays FIMC a management fee at the annual rate of 0.30% of the average daily net assets of the Fund plus 4.50% of the Fund's gross income. FIMC may voluntarily waive a portion of its fee or reimburse the Federated Funds for certain operating expenses.

J. Scott Albrecht has been the Federated Municipal Fund's Portfolio Manager since May 1996, and the Federated New York Fund's and Federated Pennsylvania Fund's Portfolio Manager since March 1995. He is Vice President of the Trust and the Federated Municipal Fund. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of FIMC in January 2005 and served as a Vice President of FIMC from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht holds the Chartered Financial Analyst designation and received his M.S. in Public Management from Carnegie Mellon University.

COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES

This section will help you compare the  principal  investment  objectives  and
policies   of  each  Fund.   Please  be  aware  that  this  is  only  a  brief
discussion.   More   complete   information   may  be  found  in  each  Fund's
Prospectus, as they may be amended and/or supplemented.

------------------------------------------------------------------------------------------
Sentinel New York Fund                            Federated New York Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Principal Investment Objective                    Principal Investment Objective
Seeks  high  current   interest  income           To provide  current  income exempt from
exempt from federal  income tax and New           federal   regular   income   tax   (not
York City and New York  State  personal           including   the   federal   alternative
income  tax,  while  seeking to control           minimum tax  ("AMT"))  and the personal
risk.                                             income  taxes  imposed  by the state of
                                                  New York and New York municipalities.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Principal Investment Strategies                   Principal Investment Strategies
-------------------------------                   -------------------------------
Normally  invests  at least  80% of its           Will  normally  invest  its  assets  so
total  assets  in  tax-exempt  New York           that at least  80% of the  income  that
obligations,  as a  fundamental  policy           it  distributes  will  be  exempt  from
that may only be  changed by a majority           federal  regular  income  tax  and  the
vote of the  outstanding  shares of the           personal  income  taxes  imposed by the
Fund.  The interest on these  municipal           state   of  New   York   and  New  York
bonds  will be, in the  opinion  of the           municipalities,  as a  policy  that may
issuer's bond counsel,  exempt from New           not  be  changed  without   shareholder
York  State  and City  personal  income           approval.    Interest    income    from
tax,  excludable  from gross income for           investments   may  be  subject  to  the
federal  income  tax  purposes  and not           federal  alternative  minimum tax. FIMC
includable   in   taxable   income  for           actively    manages   the    portfolio,
purposes  of  the  federal  alternative           seeking  to manage  the  interest  rate
minimum tax.                                      risk  and  credit   risk  and   provide
                                                  superior   levels  of  after-tax  total
Normally  invests  in  investment-grade           return.
municipal  bonds  of New  York  issuers
with remaining  maturities of more than           No limit to  securities of a particular
one  year at the  time  of  investment.           maturity range,  but currently  focuses
May  invest up to 20% of its net assets           on    long-term     securities     with
in   short-term   New  York   municipal           maturities   greater  than  ten  years.
bonds.                                            FIMC  manages  interest  rate  risk  by
                                                  adjusting    the    duration   of   the
                                                  portfolio.   FIMC  will   increase   or
                                                  reduce the portfolio  duration based on
                                                  its interest  rate  outlook.  When FIMC
                                                  expects  interest  rates  to  fall,  it
                                                  will    maintain    longer    portfolio
                                                  duration.  When FIMC  expects  interest
                                                  rates to increase,  it will shorten the
                                                  portfolio duration.

                                                  FIMC  considers a variety of factors in
                                                  formulating  its interest rate outlook,
                                                  including  current  and  expected  U.S.
                                                  economic  growth,  current and expected
                                                  interest  rates  and   inflation,   the
                                                  Federated   Reserve  Board's   monetary
                                                  policy,  and supply and demand  factors
                                                  related  to the  municipal  market  and
                                                  the   effect   they  may  have  on  the
                                                  returns   offered  for   various   bond
                                                  maturities.

                                                  FIMC manages  credit risk by performing
                                                  a   fundamental   credit   analysis  on
                                                  tax-exempt    securities   before   the
                                                  Federated New York Fund  purchases such
                                                  securities.  FIMC  considers  a variety
                                                  of  factors,   including  the  economic
                                                  feasibility of revenue bond  financings
                                                  and  general  purpose  financings,  the
                                                  financial  condition  of the  issuer or
                                                  guarantor,  and political  developments
                                                  that may affect  credit  quality.  FIMC
                                                  monitors   the  credit   risks  of  all
                                                  portfolio   securities  on  an  ongoing
                                                  basis by reviewing  periodic  financial
Normally,  invests in  municipal  bonds           data   and   ratings   of    nationally
rated  within the four  highest  rating           recognized      statistical      rating
categories   of   either   Moody's   or           organizations.
Standard   &   Poor's,   but  may  also
purchase  bonds  in  the  lower  rating           FIMC   attempts  to  provide   superior
categories  (below Baa3 for Moody's and           levels  of  after-tax   total   return,
below  BBB- for  Standard  and  Poor's)           which consists of two  components:  (1)
and  comparable   unrated   securities.           income  received from the Federated New
However,  will only purchase securities           York Fund's portfolio  securities,  and
rated B3 or lower by  Moody's  or lower           (2) changes in the market  value of the
than B- by  Standard  and Poor's if SAM           Federated  New  York  Fund's  portfolio
believes  the  quality  of the bonds is           securities  and  attendant  increase or
higher  than  indicated  by the rating.           decrease  in the  market  value  of its
No more than 5% of total  assets may be           shares.  FIMC seeks total  return on an
invested   in   lower-rated   New  York           after-tax  basis,  so that it will  try
municipal bonds.                                  to    maximize     tax-exempt    income
                                                  distributions,  make no ordinary income
May use derivative  instruments  (e.g.,           distributions     and    minimize    or
futures,  options and swap  agreements)           eliminate capital gains distributions.
for  hedging  purposes,  and for  other
investment     purposes     such     as           Will  invest at least a majority of its
replicating permitted  investments,  as           assets in securities  rated  investment
long as such  investments  do not  have           grade   (or   unrated   securities   of
the  effect  of  leveraging   portfolio           comparable  quality),  and may purchase
risks,   but  only   when   immediately           securities   rated   below   investment
thereafter  not  more  than  5% of  its           grade   (or   unrated   securities   of
total  assets  are  held in  derivative           comparable  quality)  up to  49% of its
positions.   Is  not  required  to  use           assets.
hedging and may choose not to do so.




May  invest  up to  100% of  assets  in
cash,   commercial  paper,   high-grade
bonds,   or   cash    equivalents   for          May enter into derivatives  contracts as
temporary   defensive  reasons  if  SAM          hedging   transactions,   and   also  to
believes  that adverse  market or other          implement    its   overall    investment
conditions  warrant.  If the Fund takes          strategies  in a more cost  effective or
a temporary defensive position,  it may          efficient  manner.   For  example,   the
not achieve its investment objective.            Federated  New York  Fund  may  purchase
                                                 derivatives    contracts   rather   than
                                                 individual  securities  in order to gain
                                                 exposure to the  municipal  bond sector.
                                                 Hedging  transactions  are  intended  to
                                                 reduce specific risks,  and are used for
                                                 purposes   of    duration    management.
                                                 Hedging  transactions will not eliminate
                                                 risk even if they work as intended,  are
                                                 not always successful,  and could result
                                                 in increased fund expenses and losses.

                                                 May   temporarily    depart   from   its
                                                 principal   investment   strategies   by
                                                 investing   its   assets   in  cash  and
                                                 shorter-term    debt    securities   and
                                                 similar    obligations    to    minimize
                                                 potential losses and maintain  liquidity
                                                 to meet shareholder  redemptions  during
                                                 adverse  market  conditions.   This  may
                                                 cause   the   Fund   to   receive    and
                                                 distribute  taxable  income to investors
                                                 and also may  cause  the Fund to give up
                                                 greater  investment  returns to maintain
                                                 the safety of principal.
------------------------------------------------------------------------------------------


Primary  Differences.  The primary  differences  between the Sentinel New York
Fund and the  Federated  New  York  Fund are (1) the  Sentinel  New York  Fund
normally  invests at least 80% of its assets in municipal  bonds, the interest on which is expected to be exempt  from both the  federal  regular  income tax and the AMT,  while  the  securities  in which  the  Federated  New York  Fund normally  invests may be subject to the AMT,  (2) the  Sentinel  New York Fund normally  invests in municipal bonds with maturities of more than one year and has a 20% limit on  investments in short-term  bonds,  while the Federated New
York Fund has no such limit on investments in short-term securities,  but does currently focus on securities with maturities  greater than ten years, (3) the
Federated New York Fund may invest  substantially  more of its assets in below investment-grade  securities  than may the Sentinel New York Fund, and (4) the
Sentinel  New York  Fund has a limit on its use of  derivatives  to which  the
Federated  New  York  Fund  is not  subject.  See  "Comparison  of  Investment
Limitations"   below  for  a  further  discussion  of  the  Funds'  investment limitations.

-------------------------------------------------------------------------------------------
Sentinel Pennsylvania Fund                        Federated Pennsylvania Fund
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Principal Investment Objective                    Principal Investment Objective
Seeks  high  current   interest  income           To provide  current  income  exempt from
exempt  from  federal  income  tax  and           federal    regular   income   tax   (not
Pennsylvania   personal   income   tax,           including  the  AMT)  and  the  personal
while seeking to control risk.                    income  taxes  imposed  by the  state of
                                                  Pennsylvania       and      Pennsylvania
                                                  municipalities.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Principal Investment Strategies                   Principal Investment Strategies
-------------------------------                   -------------------------------
Normally  invests  at least  80% of its           Normally  invest  its  assets so that at
net assets in  tax-exempt  Pennsylvania           least   80%  of  the   income   that  it
obligations,  which  is  a  fundamental           distributes  will be exempt from federal
policy  that may only be  changed  by a           regular income tax and the  Commonwealth
majority   vote   of  the   outstanding           of Pennsylvania  personal income tax, as
shares of the  Fund.  The  interest  on           a  policy   that  may  not  be   changed
these   municipal   bonds  is,  in  the           without shareholder  approval.  Interest
opinion of the issuer's  bond  counsel,           income from the Fund's  investments  may
exempt   from   Pennsylvania   personal           be  subject to the  federal  alternative
income  tax,   excludable   from  gross           minimum tax. FIMC  actively  manages the
income for federal  income tax purposes           portfolio,   seeking   to   manage   the
and not  includable  in taxable  income           interest   rate  risk  and  credit  risk
for    purposes    of    the    federal           assumed and to provide  superior  levels
alternative minimum tax.                          of after-tax total return.

Normally  invests in  investment  grade           Does not limit itself to  securities  of
municipal    bonds   of    Pennsylvania           a   particular   maturity   range,   but
issuers  with  maturities  of more than           currently     focuses    on    long-term
one year.  May  invest up to 20% of its           securities with maturities  greater than
net assets in  short-term  Pennsylvania           ten years.  FIMC manages  interest  rate
municipal bonds.                                  risk by  adjusting  the  duration of the
                                                  portfolio.   FIMC   will   increase   or
                                                  reduce  portfolio  duration based on its
                                                  interest   rate   outlook.   When   FIMC
                                                  expects  interest rates to fall, it will
                                                  maintain  a longer  portfolio  duration.
                                                  When  FIMC  expects  interest  rates  to
                                                  increase,  it will shorten the portfolio
                                                  duration.

                                                  FIMC  considers  a variety of factors in
                                                  formulating  its interest  rate outlook,
                                                  including   current  and  expected  U.S.
                                                  economic  growth,  current and  expected
                                                  interest   rates  and   inflation,   the
                                                  Federated   Reserve   Board's   monetary
                                                  policy,  and supply  and demand  factors
                                                  related to the municipal  market and the
                                                  effect  they  may  have  on the  returns
                                                  offered for various bond maturities.

                                                  FIMC manages  credit risk by  performing
                                                  a   fundamental   credit   analysis   on
                                                  tax-exempt    securities    before   the
                                                  Federated  Pennsylvania  Fund  purchases
                                                  such   securities.   FIMC   considers  a
                                                  variety  of   factors,   including   the
                                                  economic  feasibility  of  revenue  bond
                                                  financings    and    general     purpose
                                                  financings,  the financial  condition of
                                                  the issuer or  guarantor,  and political
                                                  developments   that  may  affect  credit
                                                  quality.   FIMC   monitors   the  credit
                                                  risks of all portfolio  securities on an
                                                  ongoing  basis  by  reviewing   periodic
                                                  financial    data   and    ratings    of
                                                  nationally    recognized     statistical
                                                  rating organizations.
All  of  the   Pennsylvania   municipal
bonds in which  the Fund  invests  will           FIMC   attempts   to  provide   superior
be  rated   in  the  top  four   rating           levels of after-tax total return,  which
categories  by  Moody's  or  Standard &           consists of two  components:  (1) income
Poor's  or,  if   unrated,   will  have           received      from     the     Federated
equivalent investment  characteristics,           Pennsylvania       Fund's      portfolio
as  determined  by SAM.  Must invest at           securities,   and  (2)  changes  in  the
least  75%  of   assets  in   municipal           market    value    of   the    Federated
obligations  rated  "A"  or  higher  by           Pennsylvania       Fund's      portfolio
Moody's or by  Standard & Poor's or, if           securities  and  attendant  increase  or
not rated,  bonds that,  in the opinion           decrease  in  the  market  value  of its
of  SAM,  have  equivalent   investment           shares.  FIMC seeks  total  return on an
characteristics,    or   highly   rated           after-tax  basis, so that it will try to
municipal     notes    or    tax-exempt           maximize        tax-exempt        income
commercial  paper.  May  invest  up  to           distributions,  make no ordinary  income
25% of  total  assets  in  bonds in the           distributions  and minimize or eliminate
fourth  highest   rating   category  of           capital gains distributions.
Moody's   and   Standard   and  Poor's.
Cannot   invest  in  "junk"   municipal           Will  invest at least a majority  of its
obligations.                                      assets in  securities  rated  investment
                                                  grade   (or   unrated    securities   of
May use derivative  instruments  (e.g.,           comparable  quality),  and may  purchase
futures,  options and swap  agreements)           securities  rated below investment grade
for  hedging  purposes,  and for  other           (or  unrated  securities  of  comparable
investment     purposes     such     as           quality) up to 49% of its assets.
replicating permitted  investments,  as
long as such  investments  do not  have
the  effect  of  leveraging   portfolio
risks,   but  only   when   immediately
thereafter  not  more  than  5% of  its
total  assets  are  held in  derivative
positions.   Is  not  required  to  use
hedging and may choose not to do so.

                                                  May enter into derivatives  contracts as
                                                  hedging   transactions,   and   also  to
                                                  implement    its   overall    investment
If SAM  anticipates  a rise in interest           strategies  in a more cost  effective or
rates,  may  temporarily  invest  up to           efficient  manner.   For  example,   the
20% of its total  assets in  securities           Federated    Pennsylvania    Fund    may
other   than   Pennsylvania   municipal           purchase  derivatives  contracts  rather
bonds     and    will     invest     in           than  individual  securities in order to
non-governmental   issuers  only  where           gain  exposure  to  the  municipal  bond
the  bonds  are rated in one of the two           sector.    Hedging    transactions   are
highest  categories of either  Standard           intended to reduce specific  risks,  and
&   Poor's   or   Moody's.    Temporary           are  used  for   purposes   of  duration
defensive  investments  may prevent the           management.  Hedging  transactions  will
Fund  from   achieving  its  investment           not eliminate  risk even if they work as
objective(s).                                     intended,  are  not  always  successful,
                                                  and  could  result  in  increased   fund
                                                  expenses and losses.

                                                  May   temporarily    depart   from   its
                                                  principal   investment   strategies   by
                                                  investing   its   assets   in  cash  and
                                                  shorter-term    debt    securities   and
                                                  similar    obligations    to    minimize
                                                  potential losses and maintain  liquidity
                                                  to meet shareholder  redemptions  during
                                                  adverse  market  conditions.   This  may
                                                  cause   the   Fund   to   receive    and
                                                  distribute  taxable  income to investors
                                                  and also may  cause  the Fund to give up
                                                  greater  investment  returns to maintain
                                                  the safety of principal.
-------------------------------------------------------------------------------------------

Primary   Differences.   The  primary   differences   between   the   Sentinel
Pennsylvania  Fund and the  Federated  Pennsylvania  Fund are (1) the Sentinel
Pennsylvania  Fund  normally  invests at least 80% of its assets in  municipal bonds,  the  interest  on which is expected to be exempt from both the federal regular  income tax and the AMT,  while the  securities in which the Federated
Pennsylvania  Fund  normally  invests  may be  subject  to that  tax,  (2) the
Sentinel   Pennsylvania   Fund  normally   invests  in  municipal  bonds  with
maturities  of more  than  one  year and has a 20%  limit  on  investments  in short-term bonds,  while the Federated  Pennsylvania Fund has no such limit on investments in short-term  securities,  but does currently focus on securities with maturities  greater than ten years, (3) the Federated  Pennsylvania  Fund may  invest a  substantial  portion  of its  assets in below  investment-grade securities,  while the  Sentinel  Pennsylvania  Fund  does not  invest in such securities,  and (4) the Sentinel  Pennsylvania Fund has a limit on its use of derivatives  to which the  Federated  Pennsylvania  Fund is not  subject.  See
"Comparison of Investment  Limitations"  below for a further discussion of the
Funds' investment limitations.


------------------------------------------------------------------------------------------
Sentinel Tax Free Fund                           Federated Municipal Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Principal Investment Objective                   Principal Investment Objective
Seeks high current  income  exempt from          To provide for its  shareholders  a high
federal  income taxes while  seeking to          level of current  income which is exempt
control risk.                                    from federal regular income tax.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Principal Investment Strategies                  Principal Investment Strategies
-------------------------------                  -------------------------------
Normally  invests  at least  80% of its          Normally  invest  its  assets so that at
total assets in municipal bonds,  which          least   80%  of  the   income   that  it
is a  fundamental  policy that may only          distributes  will be exempt from federal
be changed  by a  majority  vote of the          regular   income  tax.   Interest   from
outstanding  shares  of the  Fund.  The          investments   may  be   subject  to  the
interest  earned  from these  municipal          federal  alternative  minimum tax.  FIMC
bonds,  in the opinion of the  issuer's          actively  manages the Fund's  portfolio,
bond counsel,  is excludable from gross          seeking  to  manage  the  interest  rate
income for federal  income tax purposes          risk  and  credit  risk  assumed  by the
and not  includable  in taxable  income          Fund  and  provide  superior  levels  of
for    purposes    of    the    federal          after-tax total return.
alternative minimum tax.

Normally    invests   in   bonds   with
maturities of more than one year.                Invests    primarily    in    long-term,
                                                 investment-grade,             tax-exempt
                                                 securities.  FIMC manages  interest rate
                                                 risk by  adjusting  the  duration of its
                                                 portfolio.   FIMC   will   increase   or
                                                 reduce  portfolio  duration based on its
                                                 interest   rate   outlook.   When   FIMC
                                                 expects  interest rates to fall, it will
                                                 maintain  a longer  portfolio  duration.
                                                 When  FIMC  expects  interest  rates  to
                                                 increase,  it will shorten the portfolio
                                                 duration.

                                                 FIMC  considers  a variety of factors in
                                                 formulating  its interest  rate outlook,
                                                 including   current  and  expected  U.S.
                                                 economic  growth,  current and  expected
                                                 interest   rates  and   inflation,   the
                                                 Federated   Reserve   Board's   monetary
                                                 policy,  and supply  and demand  factors
                                                 related to the municipal  market and the
                                                 effect  they  may  have  on the  returns
                                                 offered for various bond maturities.

                                                 FIMC manages  credit risk by  performing
                                                 a   fundamental   credit   analysis   on
                                                 tax-exempt    securities    before   the
                                                 Federated  Municipal Fund purchases such
                                                 securities.  FIMC  considers  a  variety
                                                 of  factors,   including   the  economic
                                                 feasibility  of revenue bond  financings
                                                 and  general  purpose  financings,   the
                                                 financial  condition  of the  issuer  or
                                                 guarantor,  and  political  developments
                                                 that may  affect  credit  quality.  FIMC
                                                 monitors   the   credit   risks  of  all
                                                 portfolio   securities   on  an  ongoing
                                                 basis by  reviewing  periodic  financial
                                                 data   and    ratings   of    nationally
                                                 recognized       statistical      rating
                                                 organizations.

                                                 FIMC   attempts   to  provide   superior
                                                 levels of after-tax total return,  which
                                                 consists of two  components:  (1) income
                                                 received  from the  Federated  Municipal
                                                 Fund's  portfolio  securities,  and  (2)
                                                 changes  in  the  market  value  of  the
                                                 Federated   Municipal  Fund's  portfolio
                                                 securities  and  attendant  increase  or
                                                 decrease  in  the  market  value  of its
                                                 shares.  FIMC seeks  total  return on an
                                                 after-tax  basis, so that it will try to
Normally  invests  in  municipal  bonds          maximize        tax-exempt        income
rated  within the four  highest  rating          distributions,  make no ordinary  income
categories   of   either   Moody's   or          distributions  and minimize or eliminate
Standard   &  Poor's.   May  invest  in          capital gains distributions.
unrated    municipal   bonds   if   SAM
believes  the  credit   characteristics          FIMC's  ability to formulate an accurate
are at  least  equivalent  to  those of          interest  rate  outlook,   coupled  with
municipal  bonds  ranked in the  fourth          effective  management  of the  Federated
highest   rating   category  of  either          Municipal Fund's  duration,  is critical
Moody's  or  Standard  &  Poor's.   May          to FIMC's  achievement of this component
also   purchase   bonds  in  the  lower          of  its  strategy.  FIMC  will  seek  to
rating   categories   (below  Baa3  for          further  enhance  after-tax total return
Moody's  and  below  BBB- for  Standard          by   engaging   in  a   relative   value
and  Poor's)  and  comparable   unrated          analysis;  that is, FIMC will assess the
securities.    However,    will    only          cost of a tax-exempt  security  compared
purchase  securities  rated B3 or lower          with  other  tax-exempt  securities  and
by   Moody's   or  lower   than  B-  by          taxable    securities   such   as   U.S.
Standard  and  Poor's  if SAM  believes          Treasury  obligations.   FIMC  may  also
the  quality  of the  bonds  is  higher          allocate  investments  in sectors of the
than  indicated by the rating.  No more          tax-exempt   market   that   offer   the
than  5%  of   total   assets   may  be          highest  return.  FIMC also will  invest
invested   in   lower-rated   municipal          a   portion   of   the    portfolio   in
bonds.                                           tax-exempt  securities  subject  to AMT,
                                                 which may offer higher returns.
May use derivative  instruments  (e.g.,
futures,  options and swap  agreements)          Invests  primarily in  investment-grade,
for  hedging  purposes,  and for  other          tax-exempt    securities   and   unrated
investment     purposes     such     as          securities    determined    to   be   of
replicating permitted  investments,  as          equivalent  quality.  The  Fund  also is
long as such  investments  do not  have          permitted to invest in securities  rated
the  effect  of  leveraging   portfolio          below investment grade.
risks,   but  only   when   immediately
thereafter  not  more  than  5% of  its
total  assets  are  held in  derivative
positions.   Is  not  required  to  use
hedging and may choose not to do so.




May  invest up to 100% of its assets in
cash,   commercial  paper,   high-grade
bonds,   or   cash    equivalents   for
temporary   defensive  reasons  if  SAM          May enter into derivatives  contracts as
believes  that adverse  market or other          hedging   transactions,   and   also  to
conditions  warrant.  If the Fund takes          implement    its   overall    investment
a temporary defensive position,  it may          strategies  in a more cost  effective or
not achieve its investment objective.            efficient  manner.   For  example,   the
                                                 Federated  Municipal  Fund may  purchase
                                                 derivatives    contracts   rather   than
                                                 individual  securities  in order to gain
                                                 exposure to the  municipal  bond sector.
                                                 Hedging  transactions  are  intended  to
                                                 reduce specific risks,  and are used for
                                                 purposes   of    duration    management.
                                                 Hedging  transactions will not eliminate
                                                 risk even if they work as intended,  are
                                                 not always successful,  and could result
                                                 in increased fund expenses and losses.

                                                 May   temporarily    depart   from   its
                                                 principal   investment   strategies   by
                                                 investing   its   assets   in  cash  and
                                                 shorter-term   securities   subject   to
                                                 federal    income   tax   to    minimize
                                                 potential losses and maintain  liquidity
                                                 to meet shareholder  redemptions  during
                                                 adverse  market  conditions.   This  may
                                                 cause   the   Fund   to   receive    and
                                                 distribute  taxable  income to investors
                                                 and  may  cause  the  Fund  to  give  up
                                                 greater  investment  returns to maintain
                                                 the safety of principal.
------------------------------------------------------------------------------------------

Primary  Differences.  The primary  differences  between the Sentinel Tax Free
Fund and the Federated Municipal Fund are (1) the Sentinel Tax Free Fund normally invests at least 80% of its assets in municipal bonds the interest on which is expected to be exempt from both the federal regular income tax and the AMT, while the securities in which the Federated Municipal Fund normally invests may be subject to the AMT and (2) the Sentinel Tax Free Fund has a limit on its use of derivatives to which the Federated Municipal Fund is not subject. See "Comparison of Investment Limitations" below for a further discussion of the Funds' investment limitations.


COMPARISON OF INVESTMENT LIMITATIONS

In addition to the objectives and policies described above, each Federated Fund and Sentinel Fund is subject to certain investment limitations. More complete information may be found in each Fund's Prospectus and/or Statement of Additional Information, as they may be amended and/or supplemented, which set forth in full the investment objectives, policies and limitations of each Federated Fund and Sentinel Fund, all of which are incorporated by reference herein. A summary of the fundamental and non-fundamental limitations of each Federated Fund and each Sentinel Fund is set forth on Annex A to this Proxy Statement/Prospectus. The limitations for the Federated Funds and the Sentinel Funds are generally similar; however, you may want to note the following differences:

The Federated New York Fund and the Federated Municipal Fund have the following fundamental investment limitations that the Sentinel New York Fund and the Sentinel Municipal Fund do not have:

   Each of the Federated New York Fund and the Federated Municipal Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

   The Federated New York Fund and the Federated Municipal Fund may not purchase or sell physical commodities, provided that the Federated New York Fund or Federated Municipal Fund may purchase securities of companies that deal in commodities.

   Each of the Federated New York Fund and the Federated Municipal Fund will not make investments that will result in the concentration of investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry, except note that the Sentinel Tax Free Fund may not invest more than 25% of its assets in securities of companies within a single industry.

The  Sentinel   New  York  Fund  has  the   following   fundamental   investment
limitations that the Federated New York Fund does not have:

   The Sentinel New York Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Sentinel New York Fund shares.

   The Sentinel New York Fund may not invest in oil, gas or other mineral exploration or development programs or leases.

   The Sentinel New York Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

   The Sentinel New York Fund may not invest for the purposes of exercising control or management.

   The Sentinel New York Fund may not make short sales of securities.

The  Sentinel   Tax  Free  Fund  has  the   following   fundamental   investment
limitations that the Federated Municipal Fund does not have:

   The Sentinel Tax Free Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.

   The Sentinel Tax Free Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

   The Sentinel Tax Free Fund may not make short sales of securities.

   The Sentinel Tax Free Fund may not invest more than 25% of its assets in securities of companies within a single industry, except note that the Federated Municipal Fund will not make investments that will result in the concentration of investments in the securities of issuers primarily engaged in the same industry, not including government securities, municipal securities and bank instruments.

   The Sentinel Tax Free Fund may not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

   The Sentinel Tax Free Fund may not invest in illiquid securities.

The Federated Pennsylvania Fund has the following fundamental investment limitations that the Sentinel Pennsylvania Fund does not have:

   The  Federated   Pennsylvania  Fund  may  not  purchase  or  sell  physical commodities, provided that the Federated Pennsylvania Fund may purchase securities of companies that deal in commodities.

   The Federated Pennsylvania Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The  Sentinel  Pennsylvania  Fund  has  the  following  fundamental   investment
limitations that the Federated Pennsylvania Fund does not have:

   The Sentinel Pennsylvania Fund may not acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization or acquisition of assets.

   The Sentinel Pennsylvania Fund may not purchase securities of companies for the purpose of exercising control.

   The Sentinel Pennsylvania Fund may not invest in or sell interests in oil, gas or other mineral exploration development programs.

   The Sentinel Pennsylvania Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations.



DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Sentinel Funds

Payments to Financial Intermediaries

Distribution (12b-1) Fees. SFSC is the principal underwriter and distributor for each of the Sentinel Funds pursuant to a written agreement. The Sentinel Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act. In all cases, the plans reimburse SFSC for expenses actually incurred in distributing the Funds. Equity Services, Inc. receives a dealer reallowance equal to the entire sales charge on its sales of Sentinel Fund shares. As a result, it may be considered an underwriter of the Sentinel Funds' shares. SFSC will reimburse all broker-dealers who agree with SFSC to undertake activities designed to specifically promote the Sentinel Funds, for costs incurred by these broker-dealers in the course of these activities. SAM, SFSC or their affiliates also make payments out of their own resources to selected broker-dealers, banks and other financial intermediaries for providing services intended to result in the sale of Sentinel Fund shares, for shareholder servicing activities and/or other activities linked to the distribution of Sentinel Fund shares.

The Sentinel Funds offer Class A shares. Class A shares are authorized to pay 12b-1 service fees of up to 0.20% of each Sentinel Fund's average daily net assets attributable to Class A shares. These fees reimburse SFSC for expenses actually incurred in marketing the Sentinel Funds. Those expenses may include distribution and service fees paid by SFSC to other broker-dealers up to the maximum annual rate. No service fee is paid with respect to Sentinel Fund shares purchased prior to March 1, 1993.


Front-End  Sales Charges.  Class A shares charge a front-end sales load at the
------------------------
time of purchase as shown below.

                                 Sales charge as a percentage of:
Sale Size                   offering price         net amount invested
$0 to $99,999                    4.00%                    4.17%
$100,000 to $249,999             3.50%                    3.63%
$250,000 to $499,999             2.50%                    2.56%
$500,000 to $999,999             2.00%                    2.04%
$1,000,000 or more                -0-                      -0-

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In  cases  in  which  there  is no  sales  charge  because  the  purchase  was
$1,000,000 or more, SFSC pays dealers compensation of 1.00% for sales of up to $4,999,999. In these cases, if shares are redeemed in the first eighteen months after the purchase, a 1.0% CDSC will be imposed. Shares acquired under this provision prior to March 4, 2005 are subject to a .5% CDSC if redeemed in the second year and no CDSC thereafter. For sales in excess of these amounts, SFSC individually negotiates dealer compensation and CDSCs. For partial redemptions of shares purchased prior to March 30, 2006 and for complete redemptions of your account, any CDSC is imposed on the lower of the original cost or the current net asset value ("NAV") of the shares redeemed. For partial redemptions of shares purchased after March 30, 2006, any CDSC is imposed on the original cost of the shares redeemed. If a portion of the shares are redeemed, redemption requests are increased by the amount of any CDSC due. If all shares are redeemed, any CDSC due is deducted from the redemption proceeds. SFSC receives the entire amount of any CDSC paid. In determining whether a CDSC is payable, shares not subject to any charge are redeemed first.

Right of Accumulation. Quantity discounts begin with investments in Class A shares of $25,000. An investor may qualify for quantity discounts based on the current offering price of the total of all classes of shares in any Sentinel Fund (other than the U.S. Treasury Money Market Fund) purchased at any time in the past, if such purchases were made by the investor, the investor's spouse or minor children, or a fiduciary for these persons. Shares held under the tax identification number of anyone other than the investor or the investor's spouse or minor children, however, do not qualify for quantity discounts.

Letter of Intent. Investors may use a letter of intent to obtain a reduced initial sales charge if an investor plans to make investments (other than initial no-load investments in the U.S. Treasury Money Market Fund) that include Class A shares, the total of the offering price of all such investments is $25,000 or more over a period of 13 months (30 months in the case of corporate qualified plans) and the letter is dated within 90 calendar days of the first purchase to be included. The investor may count purchases to be made by the investor or the investor's spouse and minor children. The letter of intent is not a binding commitment by the investor to complete the intended purchases. All the investor's purchases made under the letter of intent during the period covered will be made at the reduced sales charge for the investor's intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent. SASI will hold in escrow 2% of the shares purchased under the letter of intent, and release these shares when the investor has completed the intended purchases. If by the end of the period covered by the letter of intent the investor has not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid. SASI will notify the investor if an additional sales charge is due. The investor may pay this additional sales charge within 20 days after the notification is sent, or SASI may redeem shares held in escrow to the extent necessary to pay this charge. Then SASI will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to the investor.

Net  Asset  Value  Purchases.  Class A shares  of the  Sentinel  Funds  may be
----------------------------
purchased at NAV by:
o current and former Directors/Trustees of the Sentinel Funds and predecessors to the Sentinel Funds;
o     current and retired employees and Directors of SAM and their affiliates;
o directors and employees of Beneficial Life Insurance Company, and other strategic partners of SAM and/or SFSC;
o registered representatives and other employees of securities dealers that have entered into a sales agreement with SFSC;
o     members of the  immediate  families  of, or  survivors  of, all of these individuals;
o     non-profit  organizations  with which any of these  persons are actively involved;
o     purchasers who are investing  section 403(b) loan principal  repayments;
      or
o former shareholders of the Bramwell Growth Fund or Bramwell Focus Fund, each a series of The Bramwell Funds, Inc., who received Class A shares of the Sentinel Capital Growth Fund or Sentinel Growth Leaders Fund, respectively, in the reorganization. This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criterion.

Other Waivers of Front-End Loads. The front-end load may also be waived where investors demonstrate that they are included in one of the following groups:
o investment advisors who place trades for their own accounts or the accounts of their clients, and who charge an investment management fee for their services, and clients of these investment advisors who place trades for their own accounts;
o clients of trust companies that have entered into an agreement with SFSC under which all their clients are eligible to buy Class A shares at NAV;
o investments being transferred from individually managed trust accounts at American Guaranty & Trust Company (in this event, SFSC may negotiate a compensation arrangement for broker-dealers who facilitate group transfers of assets on a NAV basis under this provision);

If more than one person owns an account, all owners must qualify for the lower sales charge. Investors may be charged transaction and/or other fees for transactions in Sentinel Fund shares through an intermediary. Information about sales charge reductions and waivers is available, free of charge in a clear and prominent format, via hyperlink at the Sentinel Funds' website at www.sentinelfunds.com.

Reinstatement. If an investor sells shares or receives dividends or capital gains distributions in cash and subsequently wants to reinvest the proceeds, the investor may do so within 90 days at NAV, without paying any additional sales charge.

Federated Funds

Payments to Financial Intermediaries

The Federated Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Federated Funds.

Front-End Sales Charge Reallowances. FSC receives a front-end sales charge on certain share sales. FSC pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When a financial intermediary's customer purchases shares, the financial intermediary may receive a Dealer Reallowance as follows:



Class A shares


                                          Dealer Reallowance
                                          as a Percentage of
Purchase Amount                          Public Offering Price
Less than $100,000                               4.00%
$100,000 but less than $250,000                  3.25%
$250,000 but less than $500,000                  2.25%
$500,000 but less than $1 million                1.80%
$1 million or greater                            0.00%


------------------------------------------------------------------------------
Advance Commissions. When a financial intermediary's customer purchases shares, the financial intermediary may receive an advance commission as follows:


Class A shares (for purchases over $1 million)


                                           Advance Commission
                                           as a Percentage of
Purchase Amount                          Public Offering Price
First $1 million - $5 million                    0.75%
Next $5 million - $20 million                    0.50%
Over $20 million                                 0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------

Class A share purchases under this program may be made by Letter of Intent (described below) or by combining concurrent purchases (described below). The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

Distribution (12b-1) Fees.   FSC is the principal underwriter and distributor
for each of the Federated Funds pursuant to a written agreement. The Federated Municipal Fund has not adopted a Rule 12b-1 Plan for its Class A shares. Each of the Federated New York Fund and Federated Pennsylvania Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of 0.25% and 0.40%, respectively, on average net assets to FSC for the sale, distribution, administration and customer servicing of the Class A shares. When FSC receives Rule 12b-1 fees, FSC may pay some or all of them to financial intermediaries whose customers purchase shares. Because these shares pay marketing fees on an ongoing basis, an investor's investment cost may be higher over time than other shares with different sales charges and marketing fees.

Service Fees. The Federated Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Federated Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

Account Administration Fees.  The Federated Funds may pay Account
Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Federated Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

Recordkeeping Fees. The Federated Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Federated Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

Networking Fees. The Federated Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Additional Payments to Financial Intermediaries. Under FSC's contracts with the Federated Funds, FSC offers shares on a continuous, best-efforts basis. FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Federated Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Funds to investors. In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including FIMC). These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Funds' prospectuses and described above because they are not paid by the Federated Funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Federated Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of any Federated Fund and/or other funds within the Federated Family of Funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from FSC or the Federated Funds and any services provided.

Front-End Sales Charges

Purchases of Federated Fund Class A shares incur a front-end sales load at the time of purchase as shown below.

Sale Size                               Sales charge as a percentage of:
                                     offering price           net asset value
Less than $100,000                        4.50%                    4.71%
$100,000 but less than $250,000           3.75%                    3.90%
$250,000 but less than $500,000           2.50%                    2.56%
$500,000 but less than $1                 2.00%                    2.04%
million
$1 million or greater(1)                   -0-                      -0-

------------------------------------------------------------------------------
(1) A contingent deferred sales charge of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

An investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Federated Funds are indicated in the table above. An investor or the investor's financial intermediary must notify the Federated Fund's transfer agent, State Street Bank and Trust Company, of eligibility for any applicable breakpoint discount at the time of purchase. In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for the investor to inform the investor's financial intermediary or the Federated Funds' transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those share accounts in any fund in the Federated Family of Funds held directly or through a financial intermediary or through a single-participant retirement account by the investor, or the investor's spouse, parents (if the investor is under age 21) and/or the investor's children under age 21, which can be linked using tax identification numbers (TINs), social security numbers
(SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify eligibility for a breakpoint discount, an investor will be required to provide to the financial intermediary or the Federated Funds' transfer agent, State Street Bank and Trust Company, certain information on the investor's New Account Form and may be required to provide account statements regarding Qualifying Accounts. For purchases through a financial intermediary, the investor may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in the investor not receiving a breakpoint discount to which the investor is otherwise entitled. Breakpoint discounts apply only to a current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Class A shares of the Federated Funds, and the related breakpoint discounts are described in the table above and in the Federated Funds' current Prospectuses. Because the Prospectus is available on the Federated Funds' website free of charge, this information is not disclosed separately on the website.

Eliminating the Sales Charge. Contingent upon notification to the Federated Funds' transfer agent, State Street Bank and Trust Company, the sales charge on Class A shares of the Federated Funds will be eliminated when an investor purchases shares:
o     within 120 days of redeeming shares of an equal or greater amount;
o through a financial intermediary that did not receive a dealer reallowance on the purchase;
o     with reinvested dividends or capital gains;
o as a shareholder that originally became a shareholder of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
o as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account);
o as a Director or Trustee, employee or former employee of a Federated Fund, FIMC, FSC and their affiliates, an employee of any financial intermediary that sells shares according to a sales agreement with FSC, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
o      pursuant to the exchange privilege.

The sales charge will not be eliminated if an investor purchases shares of the Federated Funds through an exchange of shares of Liberty U.S. Government Money Market Trust unless those shares were acquired through an exchange of shares on which the sales charge had previously been paid.

Concurrent and Accumulated Purchases. Contingent upon notification to the Federated Funds' transfer agent, State Street Bank and Trust Company, the sales charge at purchase of Class A shares of the Federated Funds may be reduced or eliminated by combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F, and Class K Shares of any fund in the Federated Family of Funds made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on an investor's additional share purchase will be calculated by multiplying the maximum public offering price times the number of applicable Class A, Class B, Class C, Class F, and Class K shares and adding the dollar amount of the current purchase.

Letter of Intent. Contingent upon notification to the Federated Funds' transfer agent, State Street Bank and Trust Company, the sales charge at purchase of Class A shares of the Federated Funds may be reduced or eliminated by an investor signing a letter of intent to purchase a qualifying amount of Class A shares within 13 months. An investor may call a financial intermediary or the Federated Funds for more information. The Federated Fund's custodian, State Street Bank and Trust Company, will hold Federated Fund shares in escrow equal to the maximum applicable sales charge. If the investor completes the Letter of Intent, the custodian will release the shares in escrow to the investor's account. If the investor does not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the shares held in escrow to pay the sales charges that were not applied to the investor's purchases.

Large Purchases. Contingent upon notification to the Federated Funds' transfer agent, State Street Bank and Trust Company, the sales charge at purchase of Class A shares of the Federated Funds may be reduced or eliminated by an investor purchasing Class A shares in greater quantities to reduce the applicable sale charge.

Sales Charge When an Investor Redeems

An investor's redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). To keep the sales charge as low as possible, the Federated Funds redeem an investor's shares in this order: (1) shares that are not subject to a CDSC; and (2) shares held the longest (to determine the number of years an investor's shares have been held, include the time the investor held shares of other funds in the Federated Family of Funds that have been exchanged for shares of the applicable Federated Fund). The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower. If an investor makes a purchase of Class A shares in the amount of $1 million or more and the investor's financial intermediary received an advance commission on the sale, the investor will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase. If an investor's investment qualifies for reduction or elimination of the CDSC, the investor or the investor's financial intermediary must notify the Federated Funds' transfer agent, State Street Bank and Trust Company, at the time of redemption. If the Federated Funds' transfer agent is not notified, the CDSC will apply.

Eliminating the CDSC. Contingent upon notification to the Federated Funds' transfer agent, State Street Bank and Trust Company, an investor will not be charged a CDSC when redeeming Class A shares:

o following the death of the last surviving shareholder on the account or the shareholder's post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

o     representing   minimum   required   distributions   from  an  Individual
      Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o purchased within 120 days of a previous redemption of shares, to the extent that the value of the shares purchased was equal to or less than the value of the previous redemption;

o purchased by Directors or Trustees of the Federated Funds, employees of the Federated Funds, FIMC, FSC, and their affiliates, by employees of a financial intermediary that sells shares according to a sales agreement with FSC, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

o purchased through a financial intermediary that did not receive an advance commission on the purchase;

o     purchased with reinvested dividends or capital gains;

o redeemed by the Federated Fund when it closes an account for not meeting the minimum balance requirements; or

o purchased pursuant to the exchange privilege if the shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES. The following highlights the purchase, redemption, and exchange policies and procedures of the Funds. For a more complete discussion of each Fund's purchase, redemption, and exchange policies and procedures, please see the applicable section(s) of each Fund's Prospectus.

The price of Fund shares is based on the next calculation of NAV after an investor's order is placed. Any purchase orders properly placed prior to the close of business on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day, plus applicable front-end sales charges (public offering price).

--------------------------------------------------------------------------------------------------
Policy/Procedure                    Sentinel Funds                       Federated Funds
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Investment Minimum/               $1,000/$50                       $1,500/$100
Additional                          $50/$50                         $1,500/$50
Investments
  All Accounts
  Automatic Plans/
  Systematic
  Investment
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                           These investment  minimums apply      Financial   intermediaries   may
                           to  accounts  held on the Funds'      impose  higher or lower  minimum
                           records.   Intermediaries   that      investment    requirements    on
                           maintain   omnibus  accounts  on      their   customers   than   those
                           the    Funds'     records    may      imposed by the Federated Funds.
                           establish   different   minimums
                           for   their   clients    holding
                           through such omnibus accounts.

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Purchases                  Purchases  may be made by check,      Purchases  may be  made  through
                           wire,   dealer   wire,   online,      financial        intermediaries,
                           telephone,   government   direct      directly   from  the   Federated
                           deposit,   and  payroll  savings      Funds,  or through  an  exchange
                           plan or through an intermediary.      from   another   fund   in   the
                                                                 Federated  Family of Funds  (see
                                                                 "Exchanges"   below).   Once  an
                                                                 investor  has opened an account,
                                                                 additional  purchases  of shares
                                                                 may  be   made   by   systematic
                                                                 investment    program    or   by
                                                                 automated     clearing    house.
                                                                 Payments  for  purchased  shares
                                                                 may be made by  check  or  wire.
                                                                 Purchases    through   financial
                                                                 intermediaries  may  be  subject
                                                                 to  higher   or  lower   minimum
                                                                 investment       and       other
                                                                 requirements.    The   Federated
                                                                 Funds   reserve   the  right  to
                                                                 reject any  request to  purchase
                                                                 or exchange shares.
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--------------------------------------------------------------------------------------------------
Redemptions                Redemptions   may  be   made  by      Redemptions     or     permitted
                           mail,   dealer   wire,   online,      exchanges    (see     "Exchanges
                           telephone,  check or  systematic      below")  may  be  made   through
                           withdrawal    or    through   an      financial    intermediaries   or
                           intermediary.                         directly   from  the   Federated
                                                                 Funds.   Investors  may  contact
                                                                 their  financial   intermediary,
                                                                 or contact the  Federated  Funds
                                                                 by     telephone     or    mail.
                                                                 Redemptions  also may be made by
                                                                 establishing     a    systematic
                                                                 withdrawal  program.  Redemption
                                                                 proceeds   will  be   mailed  by
                                                                 check to an  investor's  address
                                                                 of     record,     unless    ACH
                                                                 electronic   transfers  or  wire
                                                                 payments  are  established  when
                                                                 an   investor's    account   was
                                                                 opened.   Redemptions  also  may
                                                                 be made in kind as  described in
                                                                 the       Federated       Funds'
                                                                 Prospectuses.         Redemption
                                                                 proceeds  normally are mailed or
                                                                 wired  within one  business  day
                                                                 after a  redemption  request  is
                                                                 properly  received,  but payment
                                                                 may be  delayed up to seven days
                                                                 in     certain     circumstances
                                                                 described   in   the   Federated
                                                                 Funds' Prospectuses.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Exchanges                  Exchanges  of shares of one Fund      An investor may exchange  shares
                           for  shares of the same class of      of  the  Federated   Funds  into
                           another  fund  in  the  Sentinel      shares  of  the  same  class  of
                           Family  of  Funds,  if  offered,      another  fund  in the  Federated
                           may be  made  by  telephone,  in      Family   of  Funds  if  (1)  the
                           writing    or    by    automatic      account     registrations    are
                           exchange.   New  purchases  must      identical,   (2)  the   exchange
                           remain  in  an  account  for  15      meets   any   minimum    initial
                           days    before   they   can   be      investment  requirements and (3)
                           exchanged.  The  normal  minimum      the   investor  has  received  a
                           account   sizes   apply  to  new      prospectus  for  the  fund  into
                           accounts   opened  by  exchange.      which  the  investor  wishes  to
                           The   Funds   may    modify   or      exchange.  The  Federated  Funds
                           terminate      the      exchange      may  modify  or  terminate   the
                           privilege with 60 days notice.        exchange    privilege   at   any
                                                                 time.  The  Federated  Funds may
                                                                 also   terminate  an  investor's
                                                                 exchange    privilege   if   the
                                                                 investor's  exchange activity is
                                                                 found to be excessive  under the
                                                                 Federated     Funds'    frequent
                                                                 trading  policies (see "Frequent
                                                                 Trading" below).

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Small Accounts             Due    to   the    expense    of      Due  to   the   high   cost   of
                           maintaining  accounts with small      maintaining  accounts  with  low
                           balances,  the Funds reserve the      balances,    accounts   may   be
                           right to  liquidate,  and/or  to      closed   if    redemptions    or
                           charge  an  annual   maintenance      exchanges   cause  the   account
                           fee of up to $25 to any  account      balance   to  fall   below   the
                           that has a  current  value  less      minimum    initial    investment
                           than  $1,000  and  that has been      amount   (for  Class  A  shares:
                           open  for at  least  24  months.      $1,500).  Before an  account  is
                           This   fee   will  be   deducted      closed,   an  investor  will  be
                           automatically      from     each      notified  and allowed 30 days to
                           participant  account  in June of      purchase  additional  shares  to
                           each year unless it is prepaid.       meet the minimum.

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Frequent Trading           Each   Fund  will   reject   any      The    Federated    Board    has
                           purchase   order   or   exchange      approved       policies      and
                           request    if   the   Fund   has      procedures      intended      to
                           determined  (i) that an investor      discourage   excessive  frequent
                           has  a  history   of   excessive      or  short-term  trading  of  the
                           trading  (generally  six or more      Federated  Funds'  shares.   The
                           in-and-out   transactions  in  a      Federated  Funds monitor trading
                           Fund)    or    (ii)    that   an      in the  Federated  Funds' shares
                           investor's   trading,   in   the      in   an   effort   to   identify
                           judgment  of the Fund,  has been      disruptive   trading   activity.
                           or may be  disruptive to a Fund.      The   Federated   Funds  monitor
                           In making this judgment,  a Fund      trades   into  and  out  of  the
                           may  consider  trading  done  in      Federated  Funds within a period
                           multiple  accounts  under common      of 30 days or less.  The size of
                           ownership  or  control.  When  a      share  transactions  subject  to
                           redemption  request is  received      monitoring   varies.    However,
                           in  such  circumstances,  a Fund      where  it is  determined  that a
                           will    impose   an    excessive      shareholder   has  exceeded  the
                           trading  fee of 2% of the amount      detection  amounts  twice within
                           redeemed.  This  policy does not      a  period  of  12  months,   the
                           apply to  systematic  exchanges,      shareholder  will  be  precluded
                           dollar cost  averaging,  regular      from  making  further  purchases
                           rebalancing  of  holdings in the      or exchanges  of Federated  Fund
                           Funds      (e.g.,       periodic      shares.  The Federated Funds may
                           rebalancing   to   maintain   an      also  monitor  trades  into  and
                           investment    advisor's    asset      out of the Federated  Funds over
                           allocations      model)      and      periods  longer  than  30  days,
                           pre-authorized withdrawals.           and  if  potentially  disruptive
                                                                 trading  activity  is  detected,
                           Where  an  intermediary   adopts      the    shareholder    will    be
                           procedures  reasonably  designed      precluded  from  making  further
                           to achieve the  objective of the      purchases    or   exchanges   of
                           Funds' frequent  trading policy,      Federated  Fund shares.  Whether
                           shareholders  whose accounts are      or not the  specific  monitoring
                           on    the    books    of    such      limits   are    exceeded,    the
                           intermediary  will be subject to      Federated  Funds'  management or
                           that intermediary's  procedures,      FIMC  may  determine   from  the
                           which   may   differ   from  the      amount,  frequency or pattern of
                           Funds' procedures.                    purchases  and   redemptions  or
                                                                 exchanges  that a shareholder is
                                                                 engaged  in  excessive   trading
                                                                 that is or could be  detrimental
                                                                 to  the   Federated   Funds  and
                                                                 other   shareholders   and   may
                                                                 preclude  the  shareholder  from
                                                                 making   further   purchases  or
                                                                 exchanges  of   Federated   Fund
                                                                 shares.   No   matter   how  the
                                                                 Federated  Funds  define  limits
                                                                 on    frequent     trading    of
                                                                 Federated  Fund  shares,   other
                                                                 purchases     and    sales    of
                                                                 Federated  Fund  shares may have
                                                                 adverse     effects    on    the
                                                                 management   of  the   Federated
                                                                 Funds'   portfolios   and  their
                                                                 performance.

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net Asset Value                                             NAV is  calculated  each day that the
                                                            NYSE   is  open  as  of  the  end  or
                                                            regular trading  (generally 4:00 p.m.
                                                            Eastern  Time) by dividing  the total
                                                            value of the  assets of each Class of
                                                            the Fund,  less its  liabilities,  by
                                                            the  total   number  of  each  Class'
                                                            outstanding shares.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Securities Valuation       Fixed-income    securities   are      The  Federated  Funds  generally
                           valued  daily  on the  basis  of      value  fixed-income   securities
                           valuations   furnished   by   an      according  to  prices  furnished
                           independent    pricing   service      by   an   independent    pricing
                           that,  under the  supervision of      service,       except       that
                           the Sentinel  Board,  determines      fixed-income   securities   with
                           valuations       for      normal      remaining   maturities  of  less
                           institutional-sized      trading      than  60  days  at the  time  of
                           units   of   debt    securities,      purchase   may  be   valued   at
                           without exclusive  reliance upon      amortized      cost.      Prices
                           quoted  prices.  The  valuations      furnished   by  an   independent
                           by  the   pricing   service  are      pricing  service are intended to
                           believed    to   reflect    more      be  indicative of the bid prices
                           accurately   the   fair   market      currently       offered       to
                           value  of such  securities  than      institutional  investors for the
                           the    last    reported    sale.      securities.   Futures  contracts
                           Financial  futures are valued at      and   options   are    generally
                           the       settlement       price      valued    at    market    values
                           established   each  day  by  the      established  by the exchanges on
                           board of trade  or  exchange  on      which  they  are  traded  at the
                           which    they    are     traded.      close   of   trading   on   such
                           Exchange-traded    options   are      exchanges.  If  prices  are  not
                           valued  at the last  sale  price      available  from  an  independent
                           unless  there is no timely  sale      pricing service,  securities and
                           price,   in   which   event   an      derivatives  contracts traded in
                           average  of  current   bids  and      the over-the-counter  market are
                           offers    provided   by   market      generally  valued  according  to
                           makers  is  used.  Money  market      the  mean  between  the last bid
                           securities  are  valued  on  the      and the  last  asked  price  for
                           basis of amortized  cost,  which      the   security  or  contract  as
                           involves   valuing  a  portfolio      provided   by   an    investment
                           instrument     at    its    cost      dealer   or   other    financial
                           initially     and     thereafter      institution  that  deals  in the
                           assuming        a       constant      security or contract.
                           amortization  to maturity of any
                           discount or premium,  regardless
                           of  the  impact  of  fluctuating
                           interest  rates  on  the  market
                           value of the instrument.

                           The    Funds     account     for
                           securities  transactions  on the
                           next  business  day  following a
                           trade  (trade  date  plus  one),
                           except that  transactions may be
                           booked on the trade  date when a
                           trade  occurs  on  the  end of a
                           financial  reporting  period or,
                           on  occasion,  if SAM believes a
                           significant  price  movement may
                           impact that Fund's NAV.

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Fair Valuation             In   addition   to  events  that      Where  a  last  sale   price  or
                           occur  between  the close of the      market     quotation    for    a
                           foreign  markets  and  a  Funds'      portfolio    security   is   not
                           determination   of  NAV,   which      readily   available,    and   no
                           potentially  affect the value of      independent    pricing   service
                           foreign  securities,  there  may      furnishes a price,  the value of
                           occur  events that are  expected      the  security  used in computing
                           to  materially  affect the value      NAV  is  its   fair   value   as
                           of    a     Fund's     portfolio      determined  in good faith  under
                           securities     regardless     of      procedures   approved   by   the
                           whether   they  are   traded  on      Federated Board.  Each Federated
                           foreign  or  domestic   markets.      Fund  may  use  the  fair  value
                           Upon  such  events,  the  Fund's      when,   for   example:   (1)   a
                           Board may value such  securities      portfolio    security   is   not
                           at their fair value.  The Boards      traded  in a  public  market  or
                           have        delegated       this      the  principal  market  in which
                           responsibility   to  a   pricing      the  security  trades is closed;
                           committee,   subject   to  their      (2)   trading  in  a   portfolio
                           review and  supervision.  Events      security  is  suspended  and not
                           that may  materially  affect the      resumed   prior  to  the  normal
                           value  of  portfolio  securities      market  close;  (3) a  portfolio
                           include     events     affecting      security   is  not   traded   in
                           specific  issuers  (e.g., a halt      significant    volume    for   a
                           in trading of the  securities of      substantial  period; or (4) FIMC
                           an issuer on an exchange  during      determines  that  the  quotation
                           the  trading  day  or a  company      or   price   for   a   portfolio
                           report      or      announcement      security  provided  by a  dealer
                           regarding  earnings or a merger)      or independent  pricing  service
                           or events  affecting  securities      is  inaccurate.  Fair  valuation
                           markets generally (e.g.,  market      procedures  are also used  where
                           volatility,      including     a      a  significant  event  affecting
                           substantial  upward or  downward      the   value   of   a   portfolio
                           movement  of the  U.S.  markets,      security is  determined  to have
                           economic or political  news or a      occurred  between the time as of
                           natural disaster).                    which    the    price   of   the
                                                                 portfolio       security      is
                           There can be no  assurance  that      determined  and the NYSE closing
                           a fair  valuation used by a Fund      time as of which each  Federated
                           on  any   given  day  will  more      Fund's NAV is computed.
                           accurately  reflect  the  market
                           value   of   a    security    or      There can be no  assurance  that
                           securities   than   the   market      a Federated  Fund could purchase
                           price   of  such   security   or      or sell a portfolio  security at
                           securities on that day.               the price used to calculate  the
                                                                 Federated Fund's NAV.
--------------------------------------------------------------------------------------------------

Please note that when calculating the value of the Sentinel Funds' shares with respect to the Reorganizations, the NAV of a Sentinel Fund's shares will be determined in accordance with the procedures described in the corresponding Federated Fund's Prospectus and Statement of Additional Information, and in accordance with the Federated Fund's valuation procedures. The Federated Funds and the Sentinel Funds generally value fixed income securities according to prices furnished by an independent pricing service. For the Federated Funds, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. For the Sentinel Funds, the mean between the bid and the asked price is used for valuation of fixed income securities. While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having lower values at the valuation time than was used to calculate the NAV of an applicable Sentinel Fund prior to such time. As a result, the dollar value of a Sentinel Fund's shareholder's investment may be lower after the
applicable Reorganization than it was before.   The differences between the
pricing procedures of and the pricing services used by the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization, although it is possible this could not occur.



DIVIDENDS AND OTHER DISTRIBUTIONS AND TAXATION

Federated  Funds.  With  respect  to the  Federated  New  York  Fund  and  the
Federated Municipal Fund, dividends are declared daily and paid monthly. With respect to the Federated Pennsylvania Fund, dividends are declared and paid monthly. Unless a shareholder elects cash payments, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund in which a shareholder is already invested.

The Federated Funds send an annual statement of account activity to assist shareholders in completing federal, state, and local tax returns. It is anticipated that Federated Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Sentinel Funds. The Sentinel Funds distribute their net investment income monthly. For each Sentinel Fund, distributions of any net realized capital gains for a fiscal year are generally paid in December, following the November 30th fiscal year-end. Unless a shareholder elects all or any part of dividends and/or capital gains distributions in cash or shares of the same class of another Sentinel Fund, are reinvested in shares of the same Sentinel Fund. Any dividend or distribution of less than $10.00 must be reinvested.

Shareholders pay tax on any dividends (other than "exempt-interest dividends" discussed below) and capital gains distributions from the Sentinel Funds whether they are received in cash, additional shares or shares of another fund. If Sentinel Fund shares are redeemed or exchanged for shares of another Sentinel Fund, any gain on the transaction may be subject to tax. If a shareholder is neither a lawful permanent resident nor a citizen of the U.S. or is a foreign entity, the Sentinel Funds' ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. By law, dividends of ordinary income, capital gains distributions and redemption proceeds are subject to a withholding tax if a taxpayer identification number or social security number is not provided or is incorrect.

The Sentinel Funds will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes. Each of these Funds intends to invest a sufficient portion of its assets in municipal bonds and notes to qualify to pay "exempt-interest dividends" to shareholders. These exempt-interest dividends are generally not subject to federal income tax. However, the Sentinel Funds may invest up to 20% of their assets in investments which generate income that is not excludable from gross income for federal income tax purposes as well as investments that may subject certain investors to the federal alternative minimum tax. Most of the income from the Sentinel Tax Free Fund will be subject to any state income tax to which you are subject. Any long-term capital gains distributed by these Sentinel Funds will normally be taxable as capital gains. However, gain derived from the sale of municipal bonds purchased at a market discount will be treated as ordinary income for federal income tax purposes rather than capital gain. This rule may increase the amount of ordinary income dividends you receive.

Distributions from the Sentinel New York Fund that are attributable to interest income received from New York municipal bonds will be exempt from New York State and New York City personal income tax, in addition to federal income taxes, for New York State and City residents. Distributions from the Sentinel Pennsylvania Fund that are attributable to interest income received from Pennsylvania municipal bonds will be exempt from Pennsylvania personal income tax, in addition to federal income tax, for Pennsylvania residents. Distributions from the Sentinel Pennsylvania Fund will be exempt from the Philadelphia School District investment income tax for individual residents of the City of Philadelphia if they are attributable to interest received from Pennsylvania municipal bonds, or if they are capital gain dividends for federal income tax purposes. Shares of the Sentinel Pennsylvania Fund will be exempt from Pennsylvania county personal property taxes to the extent the value of such shares is attributable to Pennsylvania municipal bonds and qualifying U.S. government obligations held by the Sentinel Pennsylvania Fund on the annual assessment date.

If the Sentinel New York Fund and the Sentinel Pennsylvania Funds invest in investments other than New York municipal bonds and Pennsylvania municipal bonds, respectively, a portion of their income distributions (or value, in the case of personal property taxes) may be subject to state and local taxes, and possibly federal income tax. The Sentinel Funds will inform shareholders annually as to the portions of their distributions which are exempt-interest dividends and which are exempt from state and local income taxes.

There is a possibility that events occurring after the date of issuance of a security, or after each of the Sentinel Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

This section summarizes some of the consequences under current federal tax law and relevant state and local tax laws of investments in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

LEGAL AND REGULATORY MATTERS

Since October 2003, Federated and related entities (collectively, "Federated entities"), and various Federated mutual funds ("Federated funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated entities engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after the Federated entities' first public announcement that it had received requests for information on shareholder trading activities in the Federated funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, the Federated entities announced that they had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated entity subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that FIMC, an SEC-registered investment adviser to various Federated funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Federated funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated entity employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. The Federated entities entered into the settlements without admitting or denying the regulators' findings. As the Federated entities previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, the Federated entities agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the Federated fund's directors are independent of the Federated entities, (ii) the chairman of each such Federated fund is independent of the Federated entities, (iii) no action may be taken by the Federated fund's board or any committee thereof unless approved by a majority of the independent trustees of the Federated fund or committee, respectively, and (iv) the Federated fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the Federated fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in the Federated entities' announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of the Federated entities' website at www.FederatedInvestors.com.

Federated and various funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated funds has retained the law firm of Dickstein Shapiro LLP to represent the Federated funds in these lawsuits. The Federated entities and the Federated funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

                   COMPARISON OF PRINCIPAL INVESTMENT RISKS

PRINCIPAL INVESTMENT RISKS

We cannot  guarantee  that any Fund's  investment  objective will be achieved.
You can find additional information about the securities and investment techniques used by the Funds in the Funds' Prospectuses and Statements of Additional Information.

Sentinel Funds

General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the NAV of the shares of Funds holding bonds will fluctuate with conditions in the bond markets. Bonds with longer maturities and longer durations (a measure of a bond's sensitivity to changes in interest rates) generally have higher yields and are subject to greater price fluctuation due to interest-rate changes than bonds with shorter maturities or shorter durations. While considered investment-grade, bonds in the fourth highest rating category of Moody's and Standard & Poor's may have more speculative characteristics and may be more likely to be downgraded than bonds rated in the three highest rating categories. If a bond is downgraded below investment-grade, SAM will determine whether selling it is in the shareholders' best interest. To arrive at this decision, SAM will consider, among other things, the market price, credit risk, and general market conditions.

Derivatives Risk. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Sentinel Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Sentinel Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

Illiquid  Securities  Risk.  Lower-quality  bonds  may  become  illiquid.  The
Sentinel Funds will not be able to readily resell illiquid bonds. The inability to sell these bonds at the most opportune time may negatively affect a Sentinel Fund's NAV.

Lower-Quality Bonds Risk. The lower-quality bonds in which the Sentinel New York Fund and Sentinel Tax Free Fund may invest generally have higher nominal or effective interest rates than higher-quality bonds. Lower-quality bonds may pay interest at fixed, floating or adjustable rates. The value of floating or adjustable rate bonds is less likely to be adversely affected by interest-rate changes than fixed rate bonds. However, if interest rates fall, the Funds may earn less income if they hold floating or adjustable rate bonds. Lower-rated bonds are more speculative and likely to default than higher-quality bonds. Lower-rated bond values also tend to fluctuate more widely in value, for several reasons. An economic downturn may have a greater impact on the ability of issuers with less financial strength to make their bond payments. These bonds may not be traded as actively. Their prices may respond more adversely to negative publicity and investor perceptions. If trading in lower-rated bonds becomes less active, the Sentinel Funds may have more difficulty in valuing these bonds. Success in investing in junk bonds depends heavily on SAM's credit analysis. Lower-rated bonds are also more sensitive than other debt securities to adverse business developments affecting specific issuers. The risk of loss due to default by the issuer of a lower-quality bond may be significantly greater than the risk for higher rated bonds because lower-quality bonds are more likely to be unsecured and may be subordinated to other creditors. If a bond defaults, the Sentinel Funds may incur additional expenses in seeking a recovery or participating in a restructuring. Lower-quality bonds also may have call features that permit the issuer to repurchase the securities from the Sentinel Funds before their maturity. If a call is exercised during a period of declining interest rates, the affected Sentinel Fund would probably have to replace the called bonds with lower-yielding bonds, and the Sentinel Fund's investment income would go down.

Municipal Lease Risk. Municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate for future lease payments. This right of non-appropriation creates a non-payment risk for the Sentinel Funds.

Non-diversified Risk. Each of the Sentinel New York Fund and Sentinel Pennsylvania Fund are non-diversified funds, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, these Funds may be more affected by the performance of a particular security than a fund investing in a broader range of securities.

Not Guaranteed Risk. None of the Sentinel Funds is guaranteed or insured by the U.S. government. The value of the Sentinel Fund's shares is expected to fluctuate.

Related Projects Risk. Because the Sentinel Funds invest in issuers that finance similar types of municipal projects and obligors whose principal business activities are in the same types of municipal projects (such as projects involving community development, education, healthcare, hospitals, industrial development, pollution control, retirement and assisted living centers, single- and multi-family low income housing, and energy productions), they bear the risks from the effects of economic, political, tax law, or business developments related to these types of municipal projects. These risks include, but are not limited to, proposed federal or state legislation affecting these types of municipal projects, pending or final court decisions relating to municipal projects or their financing, shortages of or price increases in materials needed for the municipal projects, and declining markets or need for these municipal projects.

State-specific Risk. Each of the Sentinel New York Fund and Sentinel Pennsylvania Fund is more susceptible to factors adversely affecting New York or Pennsylvania governmental entities, respectively, and the municipal bond market of that area than a municipal bond fund that is diversified nationally. Each of these Funds' NAV is particularly sensitive to changes in the economic condition and governmental policies of the state in which it invests. For example, if the economic condition of a single significant industry within New York or Pennsylvania deteriorates, specific governmental issuers within the state or the anticipated revenues to the state or issuers within the state may be weakened, and the NAV of the Sentinel Funds' shares may fall as a result. Adverse changes in employment rates, federal revenue sharing or laws on tax-exempt financing may also cause the value of the Sentinel Funds' shares to fall.

The New York economy is expected to see continued, albeit slower, growth in 2006 and beyond. A strong housing market and solid securities industry performance have been key drivers of economic activity in New York. Much of the recent strength in the drivers of the New York economy has stemmed from an extended period of low long-term interest rates. Rising interest rates tend to have a more negative impact on New York than on the nation as a whole, as rising interest rates imply both a reduction in the affordability of housing and lower future corporate earnings. Higher energy prices and global instability also loom large as risks to equity market performance.

Pennsylvania had historically been identified as a heavy industry state. That reputation has changed over the last thirty years and the Commonwealth's business environment readjusted to reflect a more diversified economic base. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions. As in many other industrially developed states, economic activity may be more cyclical than in some other states or in the nation as a whole. The fiscal 2006 General Fund budget assumes, in part, that trends in the Pennsylvania economy will maintain their close association with national trends.

SAM does not believe that the current economic conditions in New York State, New York City or Pennsylvania will have a significant adverse effect on these Sentinel Funds' ability to invest in high-quality New York or Pennsylvania municipal bonds. Because these Sentinel Funds focus on investment-grade bonds, these Sentinel Funds expect to be less subject to market and credit risks than a fund that invests mainly in lower-quality New York or Pennsylvania municipal bonds.

Taxability Risk. Each of the Sentinel Funds intends to minimize the payment of taxable income to shareholders by investing in municipal bonds in reliance on an opinion of bond counsel that the interest paid will be excludable from gross income for federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to a Sentinel Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that an affected Sentinel Fund pay taxes on such interest and, if the Sentinel Fund agrees to do so, its yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Sentinel Fund as "exempt-interest dividends" could be adversely affected, subjecting the Sentinel Fund's shareholders to increased federal income tax liabilities, and possible penalties and interest. If any municipal bond held by one of these Sentinel Funds is deemed to pay interest subject to federal income tax, the affected Sentinel Fund will attempt to dispose of the security as soon as practicable. Interest income on certain "private activity" bonds is a preference item for shareholders subject to the federal alternative minimum tax. Municipal bonds whose interest is a preference item for federal alternative minimum tax purposes are expected to comprise less than 20% of each of the Sentinel Funds' total assets.

Temporary Defensive Position Risk. If a Sentinel Fund takes a temporary defensive position, it may invest all or a large portion of its assets in U.S. government securities, high-quality, money-market instruments, bank deposits, or cash. If a Sentinel Fund takes a temporary defensive position, it may not achieve its investment objective(s). The interest on municipal bonds issued by states other than the recipient's state of residence is exempt only from federal personal income tax. Interest on certain types of U.S. government securities is exempt only from state personal income tax. Interest on money-market instruments is generally fully subject to both federal and any applicable state personal income taxes.

U.S. Territory-specific Risks. Each of the Sentinel Funds is susceptible to some extent to factors adversely affecting certain U.S. territories that issue securities that may be exempt from federal and, in certain circumstances, state and local taxes.

Guam's economy is dependent on revenues from tourism, the U.S. military, and service industries. Its employment is concentrated in local government and federal jobs. Natural disasters and a decrease in U.S. military operations may have a negative impact on Guam's economy and Guam's issuers.

Historically, Puerto Rico's economy benefited from tax incentives contained in Section 936 of the Internal Revenue Code of 1986. These tax incentives allow tax credits for U.S. domestic corporations that conduct a large amount of business in Puerto Rico. However, these incentives may be phased out, which may decrease Puerto Rico's competitive advantage for attracting new business, and negatively affect Puerto Rico's economy. Economic difficulties in the United States and natural disasters could also have a negative impact on the overall economy of Puerto Rico, and negatively affect Puerto Rico issuers.

The U.S. Virgin Islands' economy is heavily dependent on tourism for both revenue and employment and continued favorable U.S. tax laws. Natural disasters and economic difficulties in the United States could have a negative impact on the Virgin Islands' tourism industry and may also have a negative impact on the overall economy of the Virgin Islands and Virgin Island issuers.


Federated Funds

Interest Rate Risks. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Federated Funds will lose money. Many fixed-income securities receive credit ratings from nationally recognized statistical ratings organizations such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Federated Funds must rely entirely upon FIMC's credit assessment. Credit risk includes the possibility that a party to a transaction involving the Federated Funds will fail to meet its obligations. This could cause the Federated Funds to lose the benefit of the transaction or prevent the Federated Funds from selling or buying other securities to implement its investment strategy.

The Prospectuses for the Federated New York Fund and Federated Pennsylvania Fund also disclose that non-investment grade securities generally have a higher default risk than investment grade securities.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the Federated Funds may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Sector Risks. A substantial part of the Federated Municipal Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or other companies with other similar characteristics. As a result, the Federated Municipal Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

A substantial part of the Federated New York Fund's portfolio may be comprised of securities issued by New York issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Federated New York Fund will be more susceptible to any economic, business, political or other developments which generally affect New York issuers or these credit enhancing entities. New York's economy is relatively diversified across the manufacturing, agriculture and service sectors. New York's budget is chronically late and requires special spending measures. This process can cause delays in state-aid funding to localities. New York City, however, is a major component of the state's economy and is heavily dependent on the historically volatile financial, real estate, and insurance industries. Additionally, New York City was a target of the September 11, 2001 terrorist attacks. While the economic and financial impact on the city has been manageable, New York likely faces increased exposure to any potential terrorist actions which could have a significant impact on the city and state. Since the Federated New York Fund invests primarily in issuers from a single state, the Federated New York Fund may be subject to additional risks compared to funds that invest in multiple states.

A substantial part of the Federated Pennsylvania Fund's portfolio may be comprised of securities issued by Pennsylvania issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Federated Pennsylvania Fund will be more susceptible to any economic, business, political or other developments which generally affect Pennsylvania issuers or these credit-enhancing entities. Pennsylvania's credit strength is based on its good fiscal management, moderate debt position and diversifying economic base. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and improved its mixture of technology-based businesses, health care services and education services. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector. Since the Federated Pennsylvania Fund invests primarily in issuers from a single state, the Federated Pennsylvania Fund may be subject to additional risks compared to funds that invest in multiple states.

Tax Risks. In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements.
Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Federated Funds may not be able to close out certain derivative contracts when it wants to. Consequently, the Federated Funds may receive payments that are treated as ordinary income for federal income tax purposes. Income from the Federated Funds may be subject to AMT.

Leverage Risks. Leverage risk is created when an investment exposes the Federated Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Federated Funds' risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Liquidity Risks. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Federated Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Federated Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that a Federated Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Federated Fund will be required to continue to hold the security or keep the position open, and the Federated Fund could incur losses. Over-the-counter derivative contracts generally carry greater liquidity risk than exchanged-traded contracts.

The Prospectuses for the Federated New York Fund and Federated Pennsylvania Fund also disclose that non-investment grade securities generally have less liquidity than investment grade securities.

Prepayment Risks. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Federated Fund holding municipal mortgage-backed securities. For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Federated Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities. Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Derivatives Risks. The Federated Funds' use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Federated Funds invest may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Federated Funds may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Federated Funds to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described above, such as interest rate, credit, liquidity, and leverage risks.

Non-Investment Grade Securities Risks. The Prospectuses for the Federated New York Fund and Federated Pennsylvania Fund disclose risks associated with non-investment grade securities. Securities rated below investment-grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. Each of the Federated New York Fund and the Federated Pennsylvania Fund will invest at least a majority of its assets in securities rated investment grade (or unrated securities of comparable quality), and may purchase securities rated below investment grade (or unrated securities of comparable quality) up to 49% of its assets.

Non-Diversification Risk. The Federated New York Fund and the Federated Pennsylvania Fund are non-diversified. Compared to diversified mutual funds, each of the Federated New York Fund and the Federated Pennsylvania Fund may investment a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Federated New York Fund's and the Federated Pennsylvania Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the fund's share price and performance.

PRIMARY DIFFERENCES

The primary differences between the principal investment risks of the Sentinel Funds and the Federated Funds are that the Sentinel Funds are not subject to leverage risks or prepayment risks and the Federated Funds are not principally subject to the risks of investing in U.S. territories, such as Guam, Puerto Rico and the U.S. Virgin Islands. In addition, unlike the Sentinel Pennsylvania Fund, the Federated Pennsylvania Fund is principally subject to the risks of non-investment grade securities. Because the Federated New York Fund may invest substantially more of its assets in non-investment grade securities than the Sentinel New York Fund, it may also be more sensitive to the risks of these securities.

                 INFORMATION RELATING TO THE REORGANIZATIONS

DESCRIPTION OF THE REORGANIZATIONS

The following summary is qualified in its entirety by reference to each Plan of Reorganization found in Exhibit A.

Each Plan of Reorganization provides for a Reorganization to occur on the Closing Date, which is expected to be on or about October 13, 2006 or such other date(s) as the parties may agree to in writing (the "Closing Date"). Each Plan of Reorganization provides that the assets of an applicable Sentinel Fund will be transferred to the corresponding Federated Fund as of 4:00 p.m. Eastern time on the Closing Date of the Reorganization (the
"Effective Time"). In exchange for the transfer of these assets, the applicable Federated Fund will simultaneously issue a number of full and fractional Class A shares of the applicable Federated Fund to the applicable Sentinel Fund equal in value to the NAV of the Class A shares of such Sentinel Fund as of the Effective Time of the Reorganization.

Following the transfer of assets in exchange for the applicable Federated Fund's Class A shares, the applicable Sentinel Fund will distribute all the Federated fund shares pro rata to its Class A shareholders of record in complete liquidation of the Sentinel Fund. A shareholder of each Sentinel Fund owning shares as of the Effective Time of the Reorganization will receive a number of Class A shares in the corresponding Federated Fund with the same aggregate value as the shareholder had in the Class A shares of the applicable Sentinel Fund immediately before the Effective Time of the Reorganization. This will be accomplished by the establishment of accounts in the names of the shareholders of each Sentinel Fund on the share records of the corresponding Federated Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of each Federated Fund due to the shareholders of the corresponding Sentinel Fund. The Federated Funds will not issue share certificates to shareholders. Shares of each Federated Fund to be issued will have no preemptive or conversion rights. The issued and outstanding shares of the Sentinel New York Fund and Sentinel Tax Free Fund will be cancelled and returned to the status of authorized but unissued shares of the Corporation, and the Sentinel New York Fund and Sentinel Tax Free Fund will then be terminated. The Sentinel Pennsylvania Fund also will terminate. No sales
charges  or  redemption   fees  will  be  imposed  in   connection   with  any
Reorganization.

Please note that when calculating the value of the Sentinel Funds' shares with respect to the Reorganizations, the NAV of a Sentinel Fund's shares will be determined in accordance with the procedures described in the corresponding Federated Fund's Prospectus and Statement of Additional Information, and in accordance with the Federated Fund's valuation procedures. The Federated Funds and the Sentinel Funds generally value fixed income securities according to prices furnished by an independent pricing service. For the Federated Funds, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. For the Sentinel Funds, the mean between the bid and the asked price is used for valuation of fixed income securities. While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having lower values at the valuation time than was used to calculate the NAV of an applicable Sentinel Fund prior to such time. As a result, the dollar value of a Sentinel Fund's shareholder's investment may be lower after the
applicable Reorganization than it was before.   The differences between the
pricing procedures of and the pricing services used by the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization, although it is possible this could not occur.

If a Reorganization is approved, the applicable Sentinel Fund will close a few days prior to the Closing Date. All purchases received for additional investment in a Sentinel Fund after the Meeting, but before the Effective Time on the Closing Date, which settle prior to the Effective Time on the Closing Date, will be deposited into such Sentinel Fund. Active automatic investment plans that currently purchase shares in a Sentinel Fund will be converted so that they automatically invest shares in the corresponding
Federated Fund after the Reorganization is complete. Active systematic withdrawal plans that currently redeem shares from a Sentinel Fund will be converted so that they automatically redeem shares from the corresponding Federated Fund after the Reorganization. Any other investments directed to a Sentinel Fund after the Reorganization is complete may be invested in the Class A shares of the Sentinel U.S. Treasury Money Market Fund or SASI may return the investment. If you have any questions or concerns about these account options, please contact your financial advisor or call 1-800-282-3863 prior to the Reorganization.

Each Plan of Reorganization contains customary representations, warranties, and conditions. Each Plan of Reorganization provides that the consummation of the applicable Reorganization is conditioned upon, among other things:
(i) approval of that Reorganization by the shareholders of the applicable Sentinel Fund; and (ii) receipt by the Sentinel Funds of a tax opinion to the effect that each Reorganization will be tax free for federal income tax purposes to each Fund and the shareholders of each Sentinel Fund. Any Plan of Reorganization may be terminated with respect to any one or all of the Reorganizations if, on or before the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Sentinel Board or the Federated Board determines that the applicable Reorganization is not in the best interests of the shareholders of the applicable Sentinel Fund or applicable Federated Fund, respectively.

COSTS OF THE REORGANIZATIONS

SAM, Federated and/or their affiliates have agreed to share certain expenses incurred in connection with the Reorganization, including any costs associated with preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

Any registration or licensing fee will be borne by the Federated Fund incurring such fee. Any brokerage charges associated with the disposition of securities in the ordinary course of business by the Federated Funds, after the Reorganizations of securities acquired by the Federated Funds from the Sentinel Funds, will be borne by the Federated Funds.

FEDERAL INCOME TAXES

The reorganization of each Sentinel Fund with and into the corresponding Federated Fund is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986 and the Federated Funds and the Sentinel Funds each are intended to be a "party to a reorganization" within the meaning of Section 368(b) of the Internal Revenue Code of 1986. If each Reorganization so qualifies, no gain or loss will be recognized by an applicable Federated Fund attributable to its receipt of the applicable Sentinel Fund's assets solely in exchange for the applicable Federated Fund's Class A shares as a result of the applicable Reorganization; no gain or loss will be recognized by an applicable Sentinel Fund upon the transfer of its assets to the applicable Federated Fund solely in exchange for the applicable Federated Fund's Class A shares as a result of the applicable Reorganization, or upon the distribution of the applicable Federated Fund's Class A shares to the applicable Sentinel Fund's shareholders in exchange for their Sentinel Fund Class A shares; no gain or loss will be recognized by shareholders of an applicable Sentinel Fund upon exchange of their Sentinel Fund Class A shares for the applicable Federated Fund's Class A shares; the tax basis of the assets of the applicable Sentinel Fund acquired by the applicable Federated Fund will be the same as the tax basis of such assets to the applicable Sentinel Fund immediately prior to the applicable Reorganization; the aggregate tax basis of Federated Fund Class A shares received by each shareholder of the Sentinel Funds pursuant to a Reorganization will be the same as the aggregate tax basis of the corresponding Sentinel Fund's shares held by the shareholder immediately prior to the applicable Reorganization; the holding period of the applicable Sentinel Fund's assets in the hands of the applicable Federated Funds will include the period during which those assets were held by the applicable Sentinel Fund; and the holding period of Federated Fund shares received by each shareholder of the Sentinel Funds pursuant to a Reorganization will include the period during which the Class A shares of the applicable Sentinel Fund exchanged therefor were held by such shareholder, provided that such shares were held as capital assets on the date of the applicable Reorganization. As a result of the Reorganization, each Federated Fund will succeed to the tax attributes of the corresponding Sentinel Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization. The Sentinel Funds are not currently expected to have any capital loss carryforwards on the Closing Date.

As a condition to the closing of each Reorganization, the Funds will receive an opinion from tax counsel on these points for federal income tax purposes and on the basis of the existing provisions of the Internal Revenue Code of 1986, current administrative rules and court decisions. The foregoing opinion may state that no opinion is expressed as to the effect of a Reorganization on the applicable Federated Fund, applicable Sentinel Fund or the applicable Sentinel Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. No tax ruling from the Internal Revenue Service regarding any of the Reorganizations has been or will be requested.

In addition, prior to the Closing Date, each Sentinel Fund will declare a dividend, and distribute ordinary income and realized capital gains, if any, which together with all previous dividends, will have the effect of distributing to such Sentinel Fund's shareholders all of its investment company taxable income for all taxable years to and including the Closing Date, all of its interest income excludable from gross income under Section 103(a) of the Code in excess of its deductions disallowed under Sections 265 and 171(a)(2) of the Internal Revenue Code, and all of its net capital gains realized in all taxable years to and including the Closing Date (after deduction for any capital loss carryforward). Although each Reorganization is intended to qualify as tax free for U.S. federal income tax purposes, any dividend paid by a Sentinel Fund may result in taxable income to the Fund's shareholders.

Shareholders of the Sentinel Funds should consult their tax advisors regarding the effect, if any, of their Sentinel Fund's Reorganization in light of their individual circumstances. Moreover, because the foregoing discussion only relates to the federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisors about foreign, state and local tax consequences, if any, of the applicable Reorganization.

The Reorganizations will not require any Sentinel Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the corresponding Federated Fund, nor will the Reorganizations require any Federated Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations of the applicable Federated Fund.

FEDERATED FUND SHARES AND CAPITALIZATION

Federated Fund Class A shares to be issued to shareholders of the Sentinel Funds under a Plan of Reorganization will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectuses of the Federated Funds for additional information about the Federated Fund Class A shares.

The following table sets forth, as of May 31, 2006: (a) the unaudited capitalization of the Class A shares of each Fund and (b) the unaudited pro forma combined capitalization of each of the share classes assuming each Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

----------------------------------------------------------------------------
                                                               Net Asset
Fund                        Total Net Assets     Shares        Value Per
                                               Outstanding       Share
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Sentinel New York                $28,099,519       2,349,272         $11.96
Federated New York               $26,168,232       2,467,834         $10.60
Pro Forma - Federated New        $54,267,751       5,118,732         $10.60
York
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Sentinel Pennsylvania            $22,826,813       1,827,608         $12.49
Federated Pennsylvania          $218,813,828      18,984,574         $11.53
Pro Forma - Federated           $241,640,641      20,964,350         $11.53
Pennsylvania
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Sentinel Tax Free                $44,575,796       3,633,146         $12.27
Federated Municipal             $429,283,335      40,699,430         $10.55
Pro Forma - Federated           $473,859,131      44,924,624         $10.55
Municipal
----------------------------------------------------------------------------



                       REASONS FOR THE REORGANIZATIONS

At a meeting held on June 8, 2006, the Sentinel Board reviewed each proposed Reorganization. The Sentinel Board received detailed information, including materials describing each Reorganization in terms of net assets, current and pro forma expenses, performance, and comparative investment objectives and principal investment strategies.

After consideration, the Sentinel Board, including the Independent Directors/Trustees, approved submission of each proposed Reorganization to shareholders of each Sentinel Fund, concluding that participation in the Reorganization is in the best interests of the Sentinel Funds and its shareholders and that the interests of existing shareholders of the Sentinel Funds will not be diluted as a result of each Reorganization. In reviewing the proposed Reorganizations, the Sentinel Board considered:

o That pro forma net expense ratios for each Federated Fund projected a reduction from the expense ratio reported by each Sentinel Fund at the last fiscal year end;
o The capabilities, practices and resources of FIMC and the Federated Family of Funds;
o That the investment objectives and principal investment strategies of each Sentinel Fund and its corresponding Federated Fund were compatible;
o The better overall historical investment performance records of the Federated Funds;
o     The substantially larger asset base of the Federated Funds;
o That each Plan of Reorganization requires the transfer of each Sentinel Fund's assets in exchange for shares of the corresponding Federated Fund to be at NAV and, in this regard, the terms of each Reorganization do not involve overreaching on the part of any person concerned;
o That each Reorganization is expected to qualify for U.S. federal income tax purposes as a tax-free reorganization and, if the Reorganizations so qualify, shareholders of each Sentinel Fund will not recognize a gain or loss for federal income tax purposes as a result of the Reorganization (although, each Sentinel Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may result in taxable income to the Fund's shareholders);
o That the Reorganizations are not expected to result in the loss of favorable tax attributes, such as capital loss carryforwards, for any Sentinel Fund;
o The differences in valuation policies and pricing services of the Federated Funds and the Sentinel Funds;
o That SAM and its affiliates are expected to receive compensation in connection with the transaction, but that neither the Sentinel Funds nor the Federated Funds would incur the costs associated with the Reorganizations; and
o The viability of the Sentinel Funds absent approval of the proposed Reorganizations, including alternatives to the Reorganizations such as combining with different funds or liquidating the Funds.

       BASED ON THIS INFORMATION, THE SENTINEL BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH SENTINEL FUND VOTE "FOR" THEIR FUND'S REORGANIZATION.

                              SHAREHOLDER RIGHTS

The Corporation and the Federated Municipal Fund were each organized as a Maryland corporation on December 5, 1933 and September 10, 1976, respectively. The Corporation and the Federated Municipal Fund are each governed by its Charter and Bylaws, as each may be supplemented or amended from time to time, and applicable Maryland law.

The Sentinel Pennsylvania Fund was organized as a Pennsylvania Trust on July 24, 1986. The Sentinel Pennsylvania Fund is governed by its Declaration of Trust and Code of Regulations, as each may be supplemented or amended from time to time, and applicable Pennsylvania law.

The Trust was organized under the laws of The Commonwealth of Massachusetts on August 6, 1990. The Trust is governed by its Declaration of Trust and Bylaws, as each may be supplemented or amended from time to time, and applicable Massachusetts law.







The chart set forth below describes the significant rights of shareholders of the Funds.

-----------------------------------------------------------------------------------------------------------------
Category            Corporation             Sentinel                 Trust                    Federated
                                            Pennsylvania Fund                                 Municipal Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Authorized          Authorized       to     Authorized  to issue     Authorized  to issue     Authorized      to
Shares              issue                   an unlimited  number     an unlimited  number     issue one  billion
                    1,900,000,000           of     shares     of     of     shares     of     (1,000,000,000)
                    shares   of  common     beneficial               beneficial               shares  of  common
                    stock,   $0.01  par     interest,    without     interest,    without     stock,  par  value
                    value  per   share.     par  value,  from an     par  value,  from an     $0.01  per  share.
                    20,000,000   shares     unlimited  number of     unlimited  number of     The  aggregate par
                    are  classified and     series  of   shares.     series  of   shares.     value    of    all
                    designated       as     Currently,  the Fund     Currently,       the     shares  which  the
                    Class A  shares  of     offers  only Class A     Trust   consists  of     Federated
                    the   Sentinel  New     shares,  which  have     eight       separate     Municipal  Fund is
                    York          Fund.     no       conversion,     investment    series     authorized      to
                    25,000,000   shares     preemptive        or     offering    up    to     issue           is
                    are  classified and     subscription rights.     three   classes   of     $10,000,000.   The
                    designated       as                              shares:    Class   A     authorized  shares
                    Class A  shares  of                              shares,    Class   B     are  classified as
                    the   Sentinel  Tax                              Shares  and  Class F     375,000,000
                    Free   Fund.    The                              Shares.   The  three     shares    of   the
                    remaining    shares                              classes  differ with     Class  A   shares,
                    are  classified and                              respect   to   sales     375,000,000
                    designated       as                              charges,     minimum     shares    of   the
                    other   series  and                              investment               Class  C   Shares,
                    classes    of   the                              requirements,            and    250,000,000
                    Corporation.                                     distribution    fees     shares    of   the
                    Class A  shares  of                              and      shareholder     Class B Shares.
                    the     Corporation                              serving costs.
                    have             no
                    conversion,
                    preemptive       or
                    subscription
                    rights.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Voting Rights       Each    outstanding     Stock   holders  are     Each   whole   share     Each  whole  share
                    share  is  entitled     entitled    to   one     shall  be   entitled     shall be  entitled
                    to  either,  in the     vote for  each  full     to  one  vote  as to     to one  vote as to
                    discretion  of  the     share,     and     a     any matter  which it     any  matter  which
                    Board,    (a)   one     proportionate            is    entitled    to     it is  entitled to
                    vote    for    each     fractional  vote for     vote,    and    each     vote,   and   each
                    dollar    of    net     each      fractional     fractional     share     fractional   share
                    asset   value   per     share     on    each     shall  be   entitled     shall be  entitled
                    share  or  (b)  one     matter  submitted to     to  a  proportionate     to               a
                    vote    for    each     a vote at a  meeting     fractional vote.         proportionate
                    share    on    each     of shareholders.                                  fractional vote.
                    matter    submitted
                    to  a  vote   at  a
                    meeting          of
                    stockholders.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Shareholder         Is not  required to     Is not  required  to     Is not  required  to     Is  not   required
Meetings            hold   an    annual     hold          annual     hold          annual     to hold an  annual
                    shareholder             meetings.                meetings,   but  may     shareholder
                    meeting          if                              hold         special     meeting         if
                    election         of     Meetings    may   be     meetings       under     election        of
                    Directors   is  not     called     by    the     certain                  Directors  is  not
                    required    to   be     Trustees  and  shall     circumstances.           required   to   be
                    acted   upon  under     be   called  by  the                              acted  upon  under
                    the 1940 Act.           Trustees   upon  the     A  special   meeting     the 1940 Act.
                                            written  request  of     may  be   called  at
                    The          Chair,     holders  of at least     any   time   by  the     Special   meetings
                    President,    Chief     ten (10)  percent of     Trustees    by   the     shall  be   called
                    Executive  Officer,     the      outstanding     Chief      Executive     at  any   time  by
                    Sentinel  Board  or     shares  entitled  to     Officer    of    the     the  Chairman,  by
                    stockholders            vote.                    Trust,     or     by     the    Board    of
                    entitled   to  cast                              shareholders             Directors,  or  by
                    not  less  than 25%                              holding   at   least     request         of
                    of  all  the  votes                              10%  of  the  shares     shareholders
                    entitled    to   be                              then outstanding.        owning   at  least
                    cast     at    such                                                       10% of the  shares
                    meeting  may call a                                                       entitled   to   be
                    special meeting.                                                          voted    at   such
                                                                                              meetings.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Election &          If       necessary,     Trustees        hold     Trustees         are     Directors      are
Term of             Directors       are     office         until     elected           by     elected         by
Directors/Trustees  elected    at   the     termination  of  the     shareholders.            shareholders    at
                    annual  shareholder     Trust   or  until  a     Trustees        hold     the         Annual
                    meeting     or    a     successor         is     office  until  their     Meeting.      Each
                    special     meeting     elected          and     successors  are duly     Director     holds
                    held    for    that     qualified.    Except     elected          and     office  until  the
                    purpose.    If   no     in   the   case   of     qualified,  or until     next        Annual
                    annual  meeting  is     vacancies,  Trustees     their         death,     Meeting  or  until
                    required    to   be     are  elected  by the     resignation,             the  election  and
                    held,     Directors     shareholders.            retirement,  removal     qualification   of
                    are  elected at the     Trustees    may   be     or     mental     or     his     successor,
                    next         annual     removed  by at least     physical                 unless        such
                    meeting       held.     two-thirds   of  the     incapacity.        A     director   resigns
                    Each       Director     Trustees.          A     Trustee    may    be     or   is    removed
                    holds  office until     Trustee    who   has     removed  at any time     earlier.
                    a   successor   has     become                   by           written     Directors      may
                    been  duly  elected     incapacitated     by     instrument    signed     resign    at   any
                    and  qualifies,  or     illness   or  injury     by     at      least     time     or     be
                    until       earlier     may  be  retired  by     two-thirds  (or,  in     removed    at    a
                    death,     removal,     written   instrument     the      case     of     special    meeting
                    retirement       or     signed      by     a     retirement        or     by the  vote  of a
                    resignation.            majority    of   the     mental  or  physical     majority   of  all
                                            other      Trustees.     incapacity),       a     shares    entitled
                                            The term  terminates     majority    of   the     to  vote  at  such
                                            at            death,     Trustees   then   in     meeting.   In  the
                                            resignation,             office   or   by   a     case      of     a
                                            bankruptcy,  removal     vote              of     vacancy,   a   new
                                            or       adjudicated     shareholders             Director   may  be
                                            incompetency.            holding                  appointed   by   a
                                                                     two-thirds   of  the     majority   of  the
                                                                     then     outstanding     remaining
                                                                     shares.    In    the     Directors  then in
                                                                     case    of    death,     office.
                                                                     resignation,
                                                                     retirement,  removal
                                                                     or     mental     or
                                                                     physical  incapacity
                                                                     or in the  case of a
                                                                     vacancy    for   any
                                                                     other reason,  a new
                                                                     Trustee    may    be
                                                                     appointed    by    a
                                                                     written   instrument
                                                                     signed  by at  least
                                                                     a  majority  of  the
                                                                     remaining   Trustees
                                                                     then in office.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Shareholder         Maryland        law     The  Declaration  of     The  Declaration  of     Maryland       law
Liability           provides       that     Trust  provides,  in     Trust  provides that     provides      that
                    shareholders  of  a     part,   shareholders     shareholders     are     shareholders  of a
                    corporation     are     are  not  personally     not       personally     corporation    are
                    generally       not     liable  for the acts     liable    for    any     generally      not
                    liable    for   the     or   obligations  of     debt,         claim,     liable   for   the
                    corporation's           the Trust;  and must     action,      demand,     corporation's
                    debts           and     be  indemnified  for     suit,    proceeding,     debts          and
                    obligations.            the  obligations  of     judgment,    decree,     obligations.
                                            the Trust.               liability         or
                                                                     obligation   or  any
                                                                     kind    against   or
                                                                     with  respect to the
                                                                     Trust;     provided,
                                                                     however,
                                                                     Massachusetts    law
                                                                     provides       that,
                                                                     shareholders  may be
                                                                     held      personally
                                                                     liable    for    the
                                                                     obligations  of  the
                                                                     Trust under  certain
                                                                     circumstances.   The
                                                                     Declaration       of
                                                                     Trust       provides
                                                                     for
                                                                     indemnification
                                                                     out      of      the
                                                                     Fund's      property
                                                                     of               any
                                                                     shareholders    held
                                                                     personally    liable
                                                                     for the  obligations
                                                                     of the Trust.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Director/Trustee    Under the  Charter,     The         Trustees     The         Trustees     The       Articles
Liability           current  and former     generally   are  not     generally   are  not     provide  that  the
                    Directors       are     personally    liable     personally    liable     Corporation   will
                    generally               for  any  obligation     for   any   of   the     indemnify      the
                    indemnified  to the     of the Fund.             Trust   but   liable     Directors  to  the
                    fullest  extent  of                              for  their   willful     extent   permitted
                    Maryland        law     The    Fund     also     misfeasance,     bad     under     Maryland
                    absent      willful     maintains                faith,         gross     law.      Maryland
                    misfeasance,    bad     directors'               negligence        or     law          makes
                    faith,        gross     liability                reckless   disregard     Directors   immune
                    negligence       or     insurance,  and  has     in  connection  with     from  liability to
                    reckless  disregard     contractually            their  duties.   The     the  extent   they
                    of   the    duties.     agreed            to     Trust           will     perform      their
                    The     Corporation     indemnify,       and     indemnify   Trustees     duties    (1)   in
                    may  also   advance     advance  expenses to     against          all     good  faith,   (2)
                    reasonable              the      Independent     liabilities      and     in  a  manner  the
                    expenses      under     Directors      under     expenses,     except     Director
                    certain                 certain                  for  those   arising     reasonably
                    conditions.             circumstances.           from  the  Trustee's     believes  to be in
                                                                     willful                  the           best
                    The     Corporation                              misfeasance,     bad     interests  of  the
                    also      maintains                              faith,         gross     Fund  and (3) with
                    directors'                                       negligence        or     the   care  of  an
                    liability                                        reckless   disregard     ordinary   prudent
                    insurance,  and has                              of duty.                 person       under
                    contractually                                                             similar
                    agreed           to                                                       circumstances.
                    indemnify,      and
                    advance    expenses
                    to the  Independent
                    Directors     under
                    certain
                    circumstances.

-----------------------------------------------------------------------------------------------------------------

The foregoing is only a summary of certain rights of shareholders of the Corporation, Sentinel Pennsylvania Fund, Trust and Federated Municipal Fund under their governing documents and applicable law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents directly for a more thorough description.

                       MORE INFORMATION ABOUT THE FUNDS

Additional information about each Federated Fund, including information concerning operations and management of the Federated Fund, is included in the Prospectus and Statement of Additional Information dated October 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or May 31, 2006, for the Federated Municipal Fund, as they may be amended and/or supplemented. Copies of the Federated Funds' Prospectuses and Statements of Additional Information are available upon request and without charge by writing to the Federated Investors Funds at 5800 Corporate Drive, Pittsburgh, PA 15237-7000 or by calling 1-800-341-7400.

Information about each Sentinel Fund is included in the Funds' Prospectus and Statement of Additional Information dated March 30, 2006, as they may be further amended and/or supplemented, which are incorporated by reference into this Proxy Statement/Prospectus. The Sentinel Funds' Prospectuses and
Statement of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, Vermont 05604 or by calling toll-free at 1-800-282-3863. They have also been filed with the SEC.

The  Trust,   on  behalf  of  the   Federated  New  York  Fund  and  Federated
Pennsylvania Fund, and the Federal Municipal Fund, are subject to the informational requirements of the Securities Act of 1933, as amended ("1933 Act"), the Securities Exchange Act of 1934, as amended ("1934 Act"), and the Investment Company Act of 1940, as amended ("1940 Act'), and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements and other information filed by the Federated Funds can be obtained by calling or writing the Federated Funds, or can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F. Street, N.E., Washington DC 20549, or the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).

This Proxy Statement/Prospectus, which constitutes part of Registration Statements filed by the Trust, with respect to the Federated New York Fund and Federated Pennsylvania Fund, and the Federated Municipal Fund with the SEC under the 1933 Act omits certain of the information contained in the Registration Statements. Reference is hereby made to the Registration Statements and to the exhibits thereof for further information with respect to the Federated Funds and the shares offered thereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

The Corporation, on behalf of the Sentinel New York Fund and the Sentinel Tax Free Fund, and the Sentinel Pennsylvania Fund are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Sentinel Funds can be obtained by calling or writing the Sentinel Funds, or can also be inspected and copied by the public at the public reference facilities maintained by the SEC at the address listed above or at the SEC's regional offices in New York and Chicago at the addresses listed above, or can be obtained electronically from the SEC's website (www.sec.gov).

                        SENTINEL BOARD RECOMMENDATION

The Sentinel Board recommends that you vote "FOR" the Reorganization of your Fund.

                                VOTING MATTERS

GENERAL INFORMATION

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Sentinel Board in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. The solicitation may also include e-mail, telephone, facsimile, Internet, or oral communications by certain employees of SAM or an affiliate, who will not be paid for these services. Brokers and other nominees may be reimbursed for their reasonable expenses in communicating with the person(s) for whom they hold shares of a Sentinel Fund.

VOTING RIGHTS AND REQUIRED VOTE

Shareholders of each Sentinel Fund on the record date are entitled to one vote for each full share, and a proportionate fractional vote for each fractional share held on the record date. All Classes of each Sentinel Fund will vote together as one class on each Reorganization. One-third of all votes entitled to be cast of each of the Sentinel New York Fund and Sentinel Tax Free Fund, present in person or by proxy, constitutes a quorum for that Sentinel Fund. A majority of all votes entitled to be case of the Sentinel Pennsylvania Fund, present in person or by proxy, constitutes a quorum for that Sentinel Fund. Approval of each Reorganization requires the affirmative vote of a majority of votes entitled to be cast by the applicable Sentinel Fund. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Corporation a written notice of revocation, or a later dated proxy or by attending the Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or if no instructions are provided, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of each Reorganization will be brought before the Meeting. Any other matters properly brought before the Meeting will be voted in the discretion of the persons named as proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present but which have not been voted. For this reason, abstentions will have the effect of a vote against the applicable Reorganization. Broker non-votes are not expected to be generated and, therefore, will have no effect.

If sufficient votes in favor of each Reorganization set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the affirmative vote of a majority of votes cast at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting without further notice. The Sentinel New York Fund and Sentinel Tax Free Fund may adjourn to a date not more than 120 days after the Record Date (as defined below) for the Meeting. The Sentinel Pennsylvania Fund may adjourn until a quorum is obtained. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. By returning the enclosed form of proxy, you are authorizing the persons named on the proxy to vote in their discretion on any matter that properly comes before the Special Meeting. Therefore, whether you instruct a vote for or against a Reorganization or instruct the proxy to abstain from voting on a Reorganization, those persons will be authorized and are expected to vote in favor of an adjournment if sufficient votes in favor of a Reorganization are not received by the time scheduled for the Special Meeting.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of a Sentinel Fund at the close of business on the NYSE on July 7, 2006 ("Record Date") are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. At the close of business on the NYSE on the Record Date, there were __________ shares of the Sentinel New York Fund, ___________ shares of the Sentinel Pennsylvania Fund and _____________ shares of the Sentinel Tax Free Fund outstanding and entitled to vote at the Meeting.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

Sentinel Funds

[As of the Record Date, the current officers and directors/trustees of the Sentinel Funds in the aggregate beneficially owned less than 1% of the Class A shares of each Sentinel Fund.]

As of the Record Date, the National Life Holding Company and its subsidiaries, each of whose address is National Life Drive, Montpelier, Vermont 05604, except for American Guaranty & Trust Company, whose address is 4550 New Linden Hill Road, Suite 200, Wilmington, Delaware 19808 and Life Insurance Company of the Southwest, whose address is 1300 West Mockingbird Lane, Dallas, Texas 75247, collectively owned of record and beneficially 5% or more of the outstanding shares of each Sentinel Fund:

----------------------------------------------------------
Fund                             Percentage of Fund
----------------------------------------------------------
----------------------------------------------------------
Sentinel New York
----------------------------------------------------------
----------------------------------------------------------
Sentinel Pennsylvania
----------------------------------------------------------
----------------------------------------------------------
Sentinel Tax Free
----------------------------------------------------------

If each Reorganization had occurred on the Record Date, National Life Holding Company and its affiliates collectively would have owned the following percentages of each Federated Fund:

----------------------------------------------------------------------
Fund                        Percentage of Class A    Percentage of
                                                          Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
Federated New York
----------------------------------------------------------------------
----------------------------------------------------------------------
Federated Pennsylvania
----------------------------------------------------------------------
----------------------------------------------------------------------
Federated Tax Free
----------------------------------------------------------------------

National Life Insurance Company and SAM are a wholly owned subsidiary of NLV Financial Corporation, which is a wholly owned subsidiary of National Life
Holding Company. SASI is a wholly owned subsidiary of SAM. SFSC is a partnership of (1) SAM and (2) Sentinel Financial Services, Inc., a wholly owned subsidiary of SAM.

As of the Record Date, the following persons owned of record and beneficially 5% or more of the outstanding shares of each Sentinel Fund:

[As of the Record Date, the current officers and directors/trustees of the Federated Funds in the aggregate beneficially owned less than 1% of the shares of each Federated Fund.]

As of the Record Date, the following persons owned of record and beneficially 5% or more of the outstanding shares of each Federated Fund:

Any person owning more than 25% of a Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                OTHER BUSINESS AND DISCRETION OF NAMED PROXIES

The Sentinel Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in the Proxy Statement/Prospectus for the next meeting of shareholders should send their written proposals to the Sentinel Funds, at One National Life Drive, Montpelier, Vermont 05604, so that they are received within a reasonable time before any such meeting.

The Sentinel Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, including any question as to the adjournment or postponement of the Special Meeting, proxies will be voted in the discretion of the persons named in the enclosed form of proxy in the interests of the Sentinel Funds.


                            SHAREHOLDER INQUIRIES

Shareholder inquiries about the Funds may be addressed to the Sentinel Funds at One National Life Drive, Montpelier, Vermont 05604.

WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, WE ENCOURAGE YOU TO AUTHORIZE YOUR VOTE BY PROXY. YOU MAY AUTHORIZE YOUR VOTE BY PROXY BY CALLING THE PHONE HUMBER LISTED ON YOUR PROXY CARD OR COMPLETING, SIGNING, DATING AND RETURNING THE PROXY CARD USING THE ENCLOSED POSTAGE PREPAID ENVELOPE.

By Order of the Sentinel Board of Directors/Trustees,

Kerry A. Jung
Secretary
Sentinel Group Funds, Inc.
Sentinel Pennsylvania Tax-Free Trust

Montpelier, Vermont
August 4, 2006

                                                                       Annex A
                      SUMMARY OF INVESTMENT LIMITATIONS
The following chart contains a summary of the fundamental and non-fundamental investment limitations of each Fund. A policy that is fundamental may not be changed without shareholder approval.

                            INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------------
FEDERATED NEW YORK FUND                       SENTINEL NEW YORK FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Borrowing   Money  and  Issuing   Senior      Borrowing Money (fundamental)
Securities (fundamental)                      The Fund  may not  borrow  except  from
The Fund may borrow  money,  directly or      banks  in  an  amount  up  to  5%  of a
indirectly,  and issue senior securities      Fund's  total  assets for  temporary or
to the maximum  extent  permitted  under      emergency    purposes    or   to   meet
the 1940 Act.                                 redemption    requests    that    might
                                              otherwise    require    the    untimely
                                              disposition of securities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Investing in Real Estate (fundamental)        Investing in Real Estate (fundamental)
The Fund may not  purchase  or sell real      The Fund may not deal in real estate.
estate,  provided that this  restriction
does   not   prevent   the   Fund   from
investing  in  issuers   which   invest,
deal,    or    otherwise    engage    in
transactions    in   real    estate   or
interests   therein,   or  investing  in
securities  that  are  secured  by  real
estate or  interests  therein.  The Fund
may    exercise    its   rights    under
agreements  relating to such securities,
including the right to enforce  security
interests   and  to  hold  real   estate
acquired  by reason of such  enforcement
until   that   real    estate   can   be
liquidated in an orderly manner.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Underwriting (fundamental)                    Underwriting (fundamental)
The   Fund   may  not   underwrite   the      The Fund may not act as an  underwriter
securities  of  other  issuers,   except      of securities issued by others.
that   the   Fund    may    engage    in
transactions  involving the acquisition,
disposition  or resale of its  portfolio
securities,  under  circumstances  where
it   may   be   considered   to   be  an
underwriter  under the Securities Act of
1933.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lending (fundamental)                         Lending
The Fund may not  make  loans,  provided      The   Fund    has   no    corresponding
that this  restriction  does not prevent      limitation.
the   Fund    from    purchasing    debt
obligations,  entering  into  repurchase
agreements,   lending   its   assets  to
broker/dealers      or     institutional
investors   and   investing   in  loans,
including  assignments and participation
interests.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Commodities (fundamental)                     Commodities
The  Fund  may  not   purchase  or  sell      The   Fund    has   no    corresponding
physical commodities,  provided that the      limitation.
Fund   may   purchase    securities   of
companies that deal in commodities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Concentration (fundamental)                   Concentration
The Fund will not make investments that       The   Fund    has   no    corresponding
will result in the concentration of its       limitation.
investments in the securities of
issuers primarily engaged in the same
industry. Government securities,
municipal securities and bank
instruments will not be deemed to
constitute an industry.
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
FEDERATED NEW YORK FUND                       SENTINEL NEW YORK FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Restricted   and   Illiquid   Securities      Restricted   and  Illiquid   Securities
(non-fundamental)                             (fundamental)
The Fund  will not  purchase  securities      The Fund  may not  invest  in  illiquid
for which there is no readily  available      and restricted securities.
market,   or   enter   into   repurchase
agreements  or  purchase  time  deposits
that the Fund  cannot  dispose of within
seven days, if immediately  after and as
a result,  the value of such  securities
would exceed,  in the aggregate,  15% of
the Fund's net assets.
The   Fund   may   purchase   securities
subject to  restrictions on resale under
the federal securities laws.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Purchases on Margin (non-fundamental)         Purchases on Margin (fundamental)
The Fund  will not  purchase  securities      The  Fund may not  purchase  securities
on  margin,  provided  that the Fund may      on margin.
obtain short-term  credits necessary for
the  clearance of purchases and sales of
securities    and    further    provided
that the  Fund may make margin  deposits
in connection  with its use of financial
options  and  futures,  forward and spot
currency  contracts,  swap  transactions
and   other   financial   contracts   or
derivative instruments.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Pledging Assets (non-fundamental)             Pledging Assets
The Fund will not mortgage,  pledge,  or      The   Fund    has   no    corresponding
hypothecate any of its assets,  provided      limitation.
that   this   shall  not  apply  to  the
transfer  of  securities  in  connection
with  any  permissible  borrowing  or to
collateral  arrangements  in  connection
with permissible activities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Affiliate Purchases and Sales                 Affiliate     Purchases    and    Sales
The    Fund    has   no    corresponding      (fundamental)
limitation.                                   The Fund may not purchase  from or sell
                                              to any  officer,  director  or employee
                                              of  the  Corporation,  SAM,  SFSC  or a
                                              subadvisor  (or any of  their  officers
                                              or  directors)  any  securities   other
                                              than Fund shares.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Oil, Gas, Mineral Exploration                 Oil,    Gas,    Mineral     Exploration
The    Fund    has   no    corresponding      (fundamental)
limitation.                                   The Fund may not invest in oil,  gas or
                                              other    mineral     exploration     or
                                              development programs or leases.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Warrants                                      Warrants (fundamental)
The    Fund    has   no    corresponding      The Fund may not  invest  more  than 5%
limitation.                                   of its net  assets in  warrants  valued
                                              at the  lower  of  cost or  market,  or
                                              more  than  2% of  its  net  assets  in
                                              warrants  that are not listed on either
                                              the  New  York  Stock  Exchange  or the
                                              American Stock Exchange.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Exercising Control                            Exercising Control (fundamental)
The Fund has no corresponding                 The  Fund  may  not   invest   for  the
limitation.                                   purposes  of   exercising   control  or
                                              management.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Short Sales                                   Short Sales (fundamental)
The Fund has no corresponding                 The Fund may not  make  short  sales of
limitation.                                   securities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Tax-Exempt    New    York    Obligations      Tax-Exempt    New   York    Obligations
(fundamental)                                 (fundamental)
Under  normal  circumstances,  the  Fund      The Fund  must  invest  at least 80% of
will  invest its assets so that at least      its net assets in  tax-exempt  New York
80% of its  annual  interest  income  is      obligations.
exempt from federal  regular  income tax
and the personal  income  taxes  imposed
by the  state  of New  York and New York
municipalities.
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
FEDERATED NEW YORK FUND                       SENTINEL NEW YORK FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Repurchase Agreements                         Repurchase                   Agreements
The Fund has no corresponding                 (non-fundamental)
limitation.                                   The Fund may not  invest  more than 25%
                                              of  its  net   assets   in   repurchase
                                              agreements.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Short Term Municipal Bonds                    Short     Term     Municipal      Bonds
The    Fund    has   no    corresponding      (non-fundamental)
limitation.                                   The Fund may not  invest  more than 20%
                                              of its net  assets  in  short-term  New
                                              York municipal bonds.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Temporary Defensive Position                  Temporary       Defensive      Position
The    Fund    has   no    corresponding      (non-fundamental)
limitation.                                   The Fund may  invest  up to 100% of its
                                              assets in short-term  debt  obligations
                                              for temporary  defensive reasons if the
                                              Fund's investment  advisor  anticipates
                                              a rise in interest rates.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Non-Investment      Grade     Securities      Non-Investment     Grade     Securities
(non-fundamental)                             (non-fundamental)
The Fund may purchase  securities  rated      The Fund may not  invest  more  than 5%
below   investment   grade  (or  unrated      of its total assets in debt  securities
securities of comparable  quality) up to      that  are   rated   below   "investment
49% of its assets.                            grade"  (or,  if not  rated,  which SAM
                                              determines   possess   similar   credit
                                              characteristics).

--------------------------------------------------------------------------------------


                            INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------------
FEDERATED PENNSYLVANIA FUND                   SENTINEL PENNSYLVANIA FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Borrowing Money and Issuing Senior            Issuing Senior Securities (fundamental)
Securities (fundamental)                      The   Fund   may   not   issue   senior
The Fund may borrow  money,  directly or      securities  except insofar as borrowing
indirectly,  and issue senior securities      in    accordance    with   the   Fund's
to the maximum  extent  permitted  under      investment   objective   and   policies
the 1940 Act.                                 might be  considered  to  result in the
                                              issuance   of   a   senior    security;
                                              provided  that the Fund may enter  into
                                              futures contracts.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Investing in Real Estate (fundamental)        Investing in Real Estate (fundamental)
The Fund may not  purchase  or sell real      The Fund may not  purchase or sell real
estate,  provided that this  restriction      estate,   except   that  the  Fund  may
does   not   prevent   the   Fund   from      invest in municipal  obligations  which
investing  in  issuers   which   invest,      are   secured   by   real   estate   or
deal,    or    otherwise    engage    in      interests therein.
transactions    in   real    estate   or
interests   therein,   or  investing  in
securities  that  are  secured  by  real
estate or  interests  therein.  The Fund
may    exercise    its   rights    under
agreements  relating to such securities,
including the right to enforce  security
interests   and  to  hold  real   estate
acquired  by reason of such  enforcement
until   that   real    estate   can   be
liquidated in an orderly manner.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Underwriting (fundamental)                    Underwriting (fundamental)
The   Fund   may  not   underwrite   the      The   Fund  may  not   underwrite   the
securities  of  other  issuers,   except      securities of other issuers,  except to
that   the   Fund    may    engage    in      the  extent  that  the  acquisition  or
transactions  involving the acquisition,      disposition  of  municipal  obligations
disposition  or resale of its  portfolio      or other  securities  directly from the
securities,  under  circumstances  where      issuer  thereof in accordance  with the
it   may   be   considered   to   be  an      Fund's    investment    objective   and
underwriter  under the Securities Act of      policies  might  be  deemed  to  be  an
1933.                                         underwriting.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lending (fundamental)                         Lending (fundamental)
The Fund may not  make  loans,  provided      The  Fund may not  make  loans,  except
that this  restriction  does not prevent      that  the  Fund  may  purchase  or hold
the   Fund    from    purchasing    debt      debt   instruments   and   enter   into
obligations,  entering  into  repurchase      repurchase  agreements  pursuant to its
agreements,   lending   its   assets  to      investment objective and policies.
broker/dealers      or     institutional
investors   and   investing   in  loans,
including  assignments and participation
interests.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Commodities (fundamental)                     Commodities
The Fund may not purchase or sell             The Fund has no corresponding
physical commodities, provided that the       limitation.
Fund may purchase securities of
companies that deal in commodities.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Concentration (fundamental)                   Concentration
The Fund will not make investments that       The Fund has no corresponding
will result in the concentration of its       limitation.
investments in the securities of
issuers primarily engaged in the same
industry. Government securities,
municipal securities and bank
instruments will not be deemed to
constitute an industry.
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
FEDERATED PENNSYLVANIA FUND                   SENTINEL PENNSYLVANIA FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Restricted and Illiquid Securities            Illiquid Securities (non-fundamental)
(non-fundamental)                             The Fund has no corresponding
The Fund  will not  purchase  securities      limitation.
for which there is no readily  available
market,   or   enter   into   repurchase
agreements  or  purchase  time  deposits
that the Fund  cannot  dispose of within
seven days, if immediately  after and as
a result,  the value of such  securities
would exceed,  in the aggregate,  15% of
the Fund's net assets.
The   Fund   may   purchase   securities
subject to  restrictions on resale under
the federal securities laws.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Purchases on Margin (non-fundamental)         Purchases on Margin
The Fund  will not  purchase  securities      The  Fund may not  purchase  securities
on  margin,  provided  that the Fund may      on   margin,   make   short   sales  of
obtain short-term  credits necessary for      securities    or   maintain   a   short
the  clearance of purchases and sales of      position,  provided  that  the Fund may
securities,  and further  provided  that      enter into futures contracts.
the  Fund may make  margin  deposits  in
connection  with  its  use of  financial
options  and  futures,  forward and spot
currency  contracts,  swap  transactions
and   other   financial   contracts   or
derivative instruments.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Pledging Assets (non-fundamental)             Pledging Assets
The Fund  will not  mortgage,  pledge or      The Fund has no corresponding
hypothecate any of its assets,  provided      limitation.
that   this   shall  not  apply  to  the
transfer  of  securities  in  connection
with  any  permissible  borrowing  or to
collateral  arrangements  in  connection
with permissible activities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Investing in Securities of Other              Investing in Securities of Other
Investment Companies                          Investment Companies  (fundamental)
The Fund has no corresponding                 The  Fund  may not  acquire  any  other
limitation.                                   investment    company   or   investment
                                              company security,  except in connection
                                              with    a    merger,     consolidation,
                                              reorganization    or   acquisition   of
                                              assets.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Exercising Control                            Exercising Control (fundamental)
The Fund has no corresponding                 The  Fund may not  purchase  securities
limitation.                                   of   companies   for  the   purpose  of
                                              exercising control.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Oil, Gas, and Minerals                        Oil, Gas, and Minerals (fundamental)
The Fund has no corresponding                 The  Fund  may  not  invest  in or sell
limitation.                                   interests in oil, gas or other  mineral
                                              exploration development programs.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Private Activity Bonds                        Private Activity Bonds (fundamental)
The Fund has no corresponding                 The  Fund  may not  invest  in  private
limitation.                                   activity  bonds  where the  payment  of
                                              principal    and   interest   are   the
                                              responsibility of a company  (including
                                              its predecessors)  with less than three
                                              years of continuous operations.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Repurchase Agreements                         Repurchase Agreements (non-fundamental)
The Fund has no corresponding                 The Fund may not invest more than 25%
limitation.                                   of its net assets in repurchase
                                              agreements.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Investment Grade Securities                   Investment Grade Securities
(non-fundamental)                             (non-fundamental)
The  Fund   will   invest   at  least  a      The Fund  must  invest  at least 75% of
majority  of its  assets  in  securities      its  assets  in  municipal  obligations
rated   investment   grade  (or  unrated      rated "A" or higher  by  Moody's  or by
securities of comparable quality).            Standard  & Poor's  or,  if not  rated,
                                              bonds  that,  in  the  opinion  of  the
                                              Fund's   investment    advisor,    have
                                              equivalent investment  characteristics,
                                              or  highly  rated  municipal  notes  or
                                              tax-exempt commercial paper.
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
FEDERATED PENNSYLVANIA FUND                   SENTINEL PENNSYLVANIA FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Non-Investment      Grade     Securities      Non-Investment Grade Securities
(non-fundamental)                             (non-fundamental)
The Fund may purchase  securities  rated      The Fund may not  invest  in  municipal
below   investment   grade  (or  unrated      bonds  rated below  Baa3/BBB-  or their
securities of comparable  quality) up to      equivalent.  The  Fund  may not  invest
49% of its assets.                            more  than 25% of its  total  assets in
                                              securities  rated in the fourth  rating
                                              category  by  a  nationally  recognized
                                              statistical  rating  organization  (or,
                                              if not rated, SAM determines  possesses
                                              similar credit characteristics).
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Money Market Instruments                      Money Market Instruments
The Fund has no corresponding                 (non-fundamental)
limitation.                                   The Fund may not  invest  more than 20%
                                              of  its  net  assets  in  high-quality,
                                              money market  instruments  that are not
                                              issued  or   guaranteed   by  the  U.S.
                                              government    or   its    agencies   or
                                              instrumentalities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Derivatives                                   Derivatives (non-fundamental)
The Fund has no corresponding                 The Fund may not invest more than 5%
limitation.                                   of its total assets in derivative
                                              positions.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Temporary Defensive Position                  Temporary Defensive Position
The    Fund    has   no    corresponding      (non-fundamental)
limitation.                                   The  Fund may  invest  up to 20% of its
                                              total assets in  securities  other than
                                              Pennsylvania  municipal  bonds that are
                                              rated   in  one  of  the  two   highest
                                              categories of either  Standard & Poor's
                                              or  Moody's  as a  temporary  defensive
                                              position   if  the  Fund's   investment
                                              advisor  anticipates a rise in interest
                                              rates.
--------------------------------------------------------------------------------------


                            INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------------
FEDERATED MUNICIPAL FUND                      SENTINEL TAX FREE FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Diversification (fundamental)                 Diversification (fundamental)
With  respect to  securities  comprising      The Fund may not,  with  respect to 75%
75% of the  value of its  total  assets,      of   its   total    assets,    purchase
the Fund  will not  purchase  securities      securities   of  any   issuer   (except
of any  one  issuer  (other  than  cash,      securities  issued or guaranteed by the
cash   items,   securities   issued   or      U.S.  government  or  its  agencies  or
guaranteed  by  the  government  of  the      instrumentalities)  if,  as  a  result,
United   States  or  its   agencies   or      (a) more  than 5% of the  Fund's  total
instrumentalities     and     repurchase      assets   would  be   invested   in  the
agreements    collateralized   by   such      securities  of that  issuer  or (b) the
U.S. government      securities,     and      Fund  would  hold  more than 10% of the
securities    of    other     investment      outstanding  voting  securities of that
companies)  if, as a  result,  more than      issuer.
5% of  the  value  of its  total  assets
would be invested in the  securities  of
that issuer,  or the Fund would own more
than  10%  of  the  outstanding   voting
securities of that issuer.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Borrowing Money and Issuing Senior            Borrowing Money (fundamental)
Securities (fundamental)                      The Fund  may not  borrow  except  from
The Fund may borrow  money,  directly or      banks  in  an  amount  up  to  5%  of a
indirectly,  and issue senior securities      Fund's  total  assets for  temporary or
to the maximum  extent  permitted  under      emergency    purposes    or   to   meet
the  Investment   Company  Act  of  1940      redemption    requests    that    might
(1940 Act).                                   otherwise    require    the    untimely
                                              disposition of securities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Concentration (fundamental)                   Concentration (fundamental)
The Fund will not make  investments that      The Fund may not  invest  more than 25%
will result in the  concentration of its      of  its   assets   in   securities   of
investments   in   the   securities   of      companies within a single industry.
issuers  primarily  engaged  in the same
industry,  provided  that  the  Fund may
invest  more  that  25% of the  value of
its  assets  in  industrial  development
bonds. Government securities,  municipal
securities  and  bank  instruments  will
not   be   deemed   to   constitute   an
industry.  As to industrial  development
bonds, the Fund may purchase  securities
of an issuer  resulting in the ownership
of more  than 25% of the  Fund's  assets
in one  industry,  and the Fund reserves
the  right to  invest  more  than 25% of
its  assets  in  industrial  development
bonds in the same state.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Investing in Real Estate (fundamental)        Investing in Real Estate (fundamental)
The Fund may not purchase or sell real        The Fund may not deal in real estate.
estate, provided that this restriction
does not prevent the Fund from
investing in issuers which invest,
deal, or otherwise engage in
transactions in real estate or
interests therein, or investing in
securities that are secured by real
estate or interests therein. The Fund
may exercise its rights under
agreements relating to such securities,
including the right to enforce security
interests and to hold real estate
acquired by reason of such enforcement
until that real estate can be
liquidated in an orderly manner.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Underwriting (fundamental)                    Underwriting (fundamental)
The   Fund   may  not   underwrite   the      The Fund may not act as an underwriter
securities  of  other  issuers,   except      of securities issued by others.
that   the   Fund    may    engage    in
transactions  involving the acquisition,
disposition  or resale of its  portfolio
securities,  under  circumstances  where
it   may   be   considered   to   be  an
underwriter  under the Securities Act of
1933.
--------------------------------------------------------------------------------------

FEDERATED MUNICIPAL FUND                      SENTINEL TAX FREE FUND
Lending (fundamental)                         Lending
The Fund may not  make  loans,  provided      The Fund has no corresponding
that this  restriction  does not prevent      limitation.
the   Fund    from    purchasing    debt
obligations,  entering  into  repurchase
agreements,   lending   its   assets  to
broker/dealers      or     institutional
investors   and   investing   in  loans,
including  assignments and participation
interests.
Commodities (fundamental)                     Commodities
The  Fund  may  not   purchase  or  sell      The Fund has no corresponding
physical commodities,  provided that the      limitation.
Fund   may   purchase    securities   of
companies that deal in commodities.  For
purposes     of    this     restriction,
investments  in  transactions  involving
futures  contracts and options,  forward
currency  contracts,  swap  transactions
and  other   financial   contracts  that
settle  by   payment  of  cash  are  not
deemed to be investments in commodities.
Illiquid Securities                           Illiquid Securities (fundamental)
The Fund has no corresponding                 The Fund may not invest in illiquid
limitation.                                   securities.
Purchases on Margin (non-fundamental)         Purchases on Margin (fundamental)
The Fund  will not  purchase  securities      The Fund may not purchase securities
on  margin,  provided  that the Fund may      on margin.
obtain short-term  credits necessary for
the  clearance of purchases and sales of
securities,  and further  provided  that
the  Fund may make  margin  deposits  in
connection  with  its  use of  financial
options  and  futures,  forward and spot
currency  contracts,  swap  transactions
and   other   financial   contracts   or
derivative instruments.
Affiliate Purchases and Sales                 Affiliate     Purchases    and    Sales
The Fund has no corresponding                 (fundamental)
limitation.                                   The Fund may not purchase  from or sell
                                              to any  officer,  director  or employee
                                              of  the  Corporation,  SAM,  SFSC  or a
                                              subadvisor  (or any of  their  officers
                                              or  directors)  any  securities   other
                                              than Fund shares.
Pledging Assets (non-fundamental)             Pledging Assets
The Fund  will not  mortgage,  pledge or      The Fund has no corresponding
hypothecate any of its assets,  provided      limitation.
that   this   shall  not  apply  to  the
transfer  of  securities  in  connection
with  any  permissible  borrowing  or to
collateral  arrangements  in  connection
with permissible activities.


FEDERATED MUNICIPAL FUND                      SENTINEL TAX FREE FUND
Warrants                                      Warrants (fundamental)
The Fund has no corresponding                 The Fund may not  invest  more  than 5%
limitation.                                   of its net  assets in  warrants  valued
                                              at the  lower  of  cost or  market,  or
                                              more  than  2% of  its  net  assets  in
                                              warrants  that are not listed on either
                                              the  New  York  Stock  Exchange  or the
                                              American Stock Exchange.

Exercising Control                            Exercising Control (fundamental)
The Fund has no corresponding                 The Fund may not invest for the
limitation.                                   purposes of exercising control or
                                              management.

Short Sales                                   Short Sales (fundamental)
The Fund has no corresponding                 The Fund may not make short sales of
limitation.                                   securities.
Municipal Securities (fundamental)            Municipal Securities (fundamental)
 The Fund will normally invest its            The Fund invests at least 80% of its
assets so that at least 80% of the            net assets in securities of municipal
income that it distributes will be            issuers.
exempt from federal regular income tax.
Restricted Securities (non-fundamental)       Restricted Securities (fundamental)
The  Fund  may   invest  in   restricted      The Fund may not invest in restricted
securities.  Restricted  securities  are      securities.
any  securities  in  which  the Fund may
invest   pursuant   to  its   investment
objective  and  policies  but  which are
subject to  restrictions on resale under
federal  securities  law. Under criteria
established   by  the   board,   certain
restricted  securities are determined to
be   liquid.    To   the   extent   that
restricted     securities     are    not
determined  to be liquid,  the Fund will
limit  their  purchase,   together  with
other  illiquid  securities,  to  15% of
its net assets.
Single Issuer                                 Single Issuer (fundamental)
The Fund has no corresponding                 The Fund may not  invest  more  than 5%
limitation.                                   of its assets in a single  issuer other
                                              than  securities  issued or  guaranteed
                                              by the U.S.  government,  its  agencies
                                              or     instrumentalities,     including
                                              mortgage-backed securities.
Lower Rated Municipals                        Lower Rated Municipals
The Fund has no corresponding                 (non-fundamental)
limitation.                                   The Fund may not invest more than 5%
                                              of its total assets in lower-rated
                                              municipal bonds.
Derivatives                                   Derivatives (non-fundamental)
The Fund has no corresponding                 The Fund may not  invest  more  than 5%
limitation.                                   of  its  total  assets  in   derivative
                                              positions.
Short Term Debt Obligations                   Short Term Debt Obligations
The Fund has no corresponding                 (non-fundamental)
limitation.                                   The Fund may  invest  up to 100% of its
                                              assets in short-term  debt  obligations
                                              for temporary  defensive reasons if the
                                              Fund's investment  advisor  anticipates
                                              a rise in interest rates.
Repurchase Agreements                         Repurchase Agreements (non-fundamental)
The Fund has no corresponding                 The Fund may not  invest  more than 25%
limitation.                                   of  its  net   assets   in   repurchase
                                              agreements.

Each Sentinel Fund is also subject to the following non-fundamental limitations regarding its use of derivatives:
o It may not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.
o It will buy options on individual securities only to hedge underlying securities that are owned by the Fund, or to close out transactions in options written.
o It will sell options on individual securities only to generate additional income on securities that are owned by the Fund, or to close out transactions in options purchased.
o It will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund's exposure to the market or sector covered by such index option or future.
o It will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund's portfolio.
o It will enter into interest rate swap transactions and total return swaps on fixed income indices only in circumstances in which there is no leveraging of credit risk in the portfolio, or in which significant diversification or reduction of credit risk results.
o It will enter into default swaps on fixed-income securities only for the purpose of hedging credit risk on securities owned by the Fund, and will not take on additional credit risk through the use of default swaps.
o When entering into swap agreements, it will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.
o When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet appropriate credit guidelines, and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.



                                  EXHIBIT A

                    AGREEMENTS AND PLANS OF REORGANIZATION



                     AGREEMENT AND PLAN OF REORGANIZATION
                                   BETWEEN
                 FEDERATED MUNICIPAL SECURITIES INCOME TRUST
           WITH RESPECT TO FEDERATED NEW YORK MUNICIPAL INCOME FUND
                                     AND
                        SENTINEL GROUP OF FUNDS, INC.
            WITH RESPECT TO SENTINEL NEW YORK TAX-FREE INCOME FUND

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 20th day of June 2006, by and between FEDERATED MUNICIPAL SECURITIES INCOME TRUST, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to its FEDERATED NEW YORK MUNICIPAL INCOME FUND, a series of the Federated Trust (the "Acquiring Fund"), and SENTINEL GROUP OF FUNDS, INC., a Maryland corporation, with its principal place of business at One National Life Drive, Montpelier, VT 05604 (the "Corporation"), with respect to its SENTINEL NEW YORK TAX-FREE INCOME FUND, a series of the Corporation (the "Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

                                   RECITALS

      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of:
(i) the transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) in exchange for Class A Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Acquiring Fund Shares to the holders of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, each of the Acquiring Fund and the Acquired Fund is a separate series of the Federated Trust and the Corporation, respectively, the
Federated Trust and the Corporation are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares of beneficial interest;

      WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

      WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.



                                  AGREEMENT

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                     AND LIQUIDATION OF THE ACQUIRED FUND

      1.1   THE  EXCHANGE.  Subject  to the  terms  and  conditions  contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement), as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing
(x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

            1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

      The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no material changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

            1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will (a) discharge, or make provision for the discharge of, all of its known liabilities and obligations, and (b) make provision for the assumption of all of its unknown liabilities and obligations by Sentinel Asset Management, Inc., in each case prior to the Closing Date. It is understood and agreed by the parties that the Acquiring Fund shall not assume any of the Acquired Fund's liabilities and obligations, whether known or unknown.

            1.4   LIQUIDATION  AND  DISTRIBUTION.  On or  as  soon  after  the
Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

            1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares equal in value to the aggregate net asset value of the Acquired Fund Shares will be issued simultaneously to the Acquired Fund and will be distributed to the Acquired Fund Shareholders.

            1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

            1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

            1.8   TERMINATION.   The   Acquired   Fund  shall  be   terminated
promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

            1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II

                                  VALUATION

      2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

            2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

                           CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing shall occur on or about October 13, 2006, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

      3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and
(b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

      3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange ("NYSE") or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            3.4 TRANSFER AGENT'S CERTIFICATE. Sentinel Administrative Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officers certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Corporation, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a) The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of Maryland.

b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in a violation, of any provision of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)    Except  as  otherwise  disclosed  in  writing  to  and  accepted  by the
      Acquiring Fund, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Acquired Fund as of November 30, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquired Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquired Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

m) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC") as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Corporation as follows:

a) The Acquiring Fund is a legally designated, separate series of a business trust, duly organized, validly existing and in good standing under the laws of Massachusetts.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of the Federated Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of August 31, 2005 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Deloitte & Touche LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) The unaudited financial statements of the Acquiring Fund as of February 28, 2006, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquiring Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o)    No  governmental  consents,  approvals,  authorizations  or filings  are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

            COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

            5.2 APPROVAL OF SHAREHOLDERS. The Corporation will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

            5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

            5.4   ADDITIONAL  INFORMATION.  The Acquired  Fund will assist the
 Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

            5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

            5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code. Such statement will be certified by the Corporation's Treasurer.

            5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will review and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

            5.8 On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      6.1 The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

            6.2 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      7.1 The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

            7.2 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Corporation's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

            7.3 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Corporation.

ARTICLE VIII

              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                       ACQUIRING FUND AND ACQUIRED FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

            8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Corporation's Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

            8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

            8.3   All  required  consents  of  other  parties  and  all  other
consents,   orders,  and  permits  of  federal,  state  and  local  regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

            8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

            8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

      Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

      8.6 All conditions under the Agreement, dated June 20, 2006, by and among Federated Investors, Inc., Sentinel Asset Management, Inc. and NLV Financial (the "Purchase Agreement") to Closing (as defined in the Purchase Agreement) shall have been or concurrently be satisfied or waived as contemplated by the Purchase Agreement.

ARTICLE IX

                                   EXPENSES

      On or before the Closing, unless otherwise agreed by Federated Investment Management Company and the adviser to the Acquired Fund, Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization (and, except as provided in the following proviso, in no event shall the Acquiring Fund or Acquired Fund bear such expenses), provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials;
 (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

ARTICLE X

                      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Corporation, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

      10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

                                 TERMINATION

      This Agreement may be terminated by the mutual agreement of the Federated Trust and the Corporation. In addition, either the Federated Trust or the Corporation may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees or Board of Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Federated Trust or Corporation, respectively, and notice given to the other party hereto.

      In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Federated Trust, the Acquired Fund, the Corporation, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers.

ARTICLE XII

                                  AMENDMENTS

      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Corporation and the Federated Trust as specifically authorized by its Board of Directors and Board of Trustees, respectively; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                           LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            13.2  This   Agreement   may  be   executed   in  any   number  of
counterparts, each of which shall be deemed an original.

            13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without regard to the conflict of laws rules of that or any other jurisdiction.

            13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

            13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Federated Trust's Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Federated Trust's Declaration of Trust.



            IN  WITNESS   WHEREOF,   the  parties  have  duly   executed  this
 Agreement, all as of the date first written above.





                                    SENTINEL GROUP FUNDS, INC.
                                    on behalf of its portfolio,
                                    SENTINEL NEW YORK TAX-FREE INCOME FUND


                                    /s/Kerry A. Jung
                                    Kerry A. Jung
                                    Secretary



                                    FEDERATED MUNICIPAL SECURITIES INCOME
                                    TRUST
                                    on behalf of its portfolio,
                                    FEDERATED NEW YORK MUNICIPAL INCOME FUND


                                    /s/Richard A. Novak
                                    Richard A. Novak, Treasurer



                     AGREEMENT AND PLAN OF REORGANIZATION
                                   BETWEEN
                 FEDERATED MUNICIPAL SECURITIES INCOME TRUST
                    WITH RESPECT TO FEDERATED PENNSYLVANIA
                            MUNICIPAL INCOME FUND
                                     AND
                     SENTINEL PENNSYLVANIA TAX-FREE TRUST

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 20th day of June 2006, by and between FEDERATED MUNICIPAL SECURITIES INCOME TRUST, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA 15237 (the "Federated Trust"), with respect to its FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND, a
series  of  the  Federated   Trust  (the  "Acquiring   Fund"),   and  SENTINEL
PENNSYLVANIA   TAX-FREE  TRUST,  a  Pennsylvania   business  trust,  with  its
principal place of business at One National Life Drive, Montpelier, VT 05604 (the "Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

                                   RECITALS

      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of:
(i) the transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) in exchange for Class A Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Acquiring Fund Shares to the holders of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, the Acquiring Fund is a separate series of the Federated Trust, the Federated Trust and the Acquired Fund are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares of beneficial interest;

      WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

      WHEREAS, the Trustees of the Acquired Fund have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

                                  AGREEMENT

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                     AND LIQUIDATION OF THE ACQUIRED FUND

      1.1   THE  EXCHANGE.  Subject  to the  terms  and  conditions  contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement), as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing
(x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

      The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no material changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

      1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will (a) discharge, or make provision for the discharge of, all of its known liabilities and obligations, and (b) make provision for the assumption of all of its unknown liabilities and obligations by Sentinel Asset Management, Inc., in each case prior to the Closing Date. It is understood and agreed by the parties that the Acquiring Fund shall not assume any of the Acquired Fund's liabilities and obligations, whether known or unknown.

      1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

      1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares equal in value to the aggregate net asset value of the Acquired Fund Shares will be issued simultaneously to the Acquired Fund and will be distributed to the Acquired Fund Shareholders.

      1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

      1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

      1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the
Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II

                                  VALUATION

      2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

                           CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing shall occur on or about October 13, 2006, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

      3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and
(b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

      3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange ("NYSE") or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

      3.4 TRANSFER AGENT'S CERTIFICATE. Sentinel Administrative Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officers certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

      4.1   REPRESENTATIONS   OF  THE  ACQUIRED   FUND.   The  Acquired   Fund
represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a) The Acquired Fund is a business trust duly organized, validly existing, and in good standing under the laws of Pennsylvania.

b) The Acquired Fund is registered as an open-end management investment company under the 1940 Act, and the Acquired Fund's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in a violation, of any provision of the Acquired Fund's Declaration of Trust or Code of Regulations or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)    Except  as  otherwise  disclosed  in  writing  to  and  accepted  by the
      Acquiring Fund, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Acquired Fund as of November 30, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquired Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquired Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Pennsylvania, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

m) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Pennsylvania law for the execution of this Agreement by the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Pennsylvania law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

a) The Acquiring Fund is a legally designated, separate series of a business trust, duly organized, validly existing and in good standing under the laws of Massachusetts.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of the Federated Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of August 31, 2005 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Deloitte & Touche LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) The unaudited financial statements of the Acquiring Fund as of February 28, 2006, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquiring Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o)    No  governmental  consents,  approvals,  authorizations  or filings  are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

            COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

      5.2 APPROVAL OF SHAREHOLDERS. The Acquired Fund will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

      5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

      5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code. Such statement will be certified by the Acquired Fund's Treasurer.

      5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will review and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

      5.8 On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      6.1 The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

      6.2 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      7.1 The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
      7.2 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Acquired Fund's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.3 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund.



ARTICLE VIII

              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                       ACQUIRING FUND AND ACQUIRED FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Acquired Fund's Declaration of Trust and Code of Regulations. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

      8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

      Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

      8.6 All conditions under the Agreement, dated June 20, 2006, by and among Federated Investors, Inc., Sentinel Asset Management, Inc. and NLV Financial (the "Purchase Agreement") to Closing (as defined in the Purchase Agreement) shall have been or concurrently be satisfied or waived as contemplated by the Purchase Agreement.

ARTICLE IX

                                   EXPENSES

      On or before the Closing, unless otherwise agreed by Federated Investment Management Company and the adviser to the Acquired Fund, Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization (and, except as provided in the following proviso, in no event shall the Acquiring Fund or Acquired Fund bear such expenses), provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials;
 (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

ARTICLE X

                      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Acquired Fund agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

      10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

                                 TERMINATION

      This Agreement may be terminated by the mutual agreement of the Federated Trust and the Acquired Fund. In addition, either the Federated Trust or the Acquired Fund may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of the Federated Trust or the Acquired Fund, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Federated Trust, the Acquired Fund, or their respective trustees or officers, to the other party or its trustees or officers.

ARTICLE XII

                                  AMENDMENTS

      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                           LIMITATION OF LIABILITY
      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without regard to the conflict of laws rules of that or any other jurisdiction.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Federated Trust's Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Federated Trust's Declaration of Trust.



      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.





                                    SENTINEL PENNSYLVANIA TAX-FREE TRUST


                                     /s/Kerry A. Jung
                                    Kerry A. Jung
                                    Secretary


                                    FEDERATED MUNICIPAL SECURITIES INCOME
                                    TRUST
                                    on behalf of its portfolio,
                                    FEDERATED PENNSYLVANIA MUNICIPAL INCOME
                                    FUND


                                    /s/Richard A. Novak
                                    Richard A. Novak, Treasurer

                     AGREEMENT AND PLAN OF REORGANIZATION
                                   BETWEEN
                  FEDERATED MUNICIPAL SECURITIES FUND, INC.
                                     AND
                        SENTINEL GROUP OF FUNDS, INC.
                WITH RESPECT TO SENTINEL TAX-FREE INCOME FUND

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 20th day of June 2006, by and between FEDERATED MUNICIPAL SECURITIES FUND, INC., a Maryland corporation, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Acquiring Fund"), and SENTINEL GROUP OF FUNDS, INC., a Maryland corporation, with its principal place of business at One National Life Drive, Montpelier, VT 05604 (the "Corporation"), with respect to its SENTINEL TAX-FREE INCOME FUND, a series of the Corporation (the "Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

                                   RECITALS

      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of:
(i) the transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) in exchange for Class A Shares, par value $0.01 per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Acquiring Fund Shares to the holders of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, the Acquired Fund is a separate series of the Corporation, and the Acquiring Fund and the Corporation are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares of beneficial interest;

      WHEREAS, the Directors of the Acquiring Fund have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

      WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

                                  AGREEMENT

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                     AND LIQUIDATION OF THE ACQUIRED FUND

      1.1   THE  EXCHANGE.  Subject  to the  terms  and  conditions  contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement), as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing
(x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

      The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no material changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

      1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will (a) discharge, or make provision for the discharge of, all of its known liabilities and obligations, and (b) make provision for the assumption of all of its unknown liabilities and obligations by Sentinel Asset Management, Inc., in each case prior to the Closing Date. It is understood and agreed by the parties that the Acquiring Fund shall not assume any of the Acquired Fund's liabilities and obligations, whether known or unknown.

      1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

      1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares equal in value to the aggregate net asset value of the Acquired Fund Shares will be issued simultaneously to the Acquired Fund and will be distributed to the Acquired Fund Shareholders.

      1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

      1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

      1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the
Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II

                                  VALUATION

      2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

                           CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing shall occur on or about October 13, 2006, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

      3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and
(b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

      3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange ("NYSE") or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

      3.4 TRANSFER AGENT'S CERTIFICATE. Sentinel Administrative Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officers certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Corporation, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

a) The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of Maryland.

b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in a violation, of any provision of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)    Except  as  otherwise  disclosed  in  writing  to  and  accepted  by the
      Acquiring Fund, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Acquired Fund as of November 30, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquired Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquired Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

m) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC") as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

      4.2   REPRESENTATIONS   OF  THE  ACQUIRING   FUND.  The  Acquiring  Fund
represents and warrants to the Corporation as follows:

a) The Acquiring Fund is a corporation, duly organized, validly existing and in good standing under the laws of Maryland.

b) The Acquiring Fund is registered as an open-end management investment company under the 1940 Act, and the Acquiring Fund's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of the Acquiring Fund's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of March 31, 2006 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Ernst & Young LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquiring Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

k) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

m) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

n) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Acquiring Fund or the performance of the Agreement by the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

            COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

      5.2 APPROVAL OF SHAREHOLDERS. The Corporation will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

      5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

      5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code. Such statement will be certified by the Corporation's Treasurer.

      5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Acquiring Fund will review and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

      5.8 On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      6.1 The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

      6.2 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      7.1 The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

      7.2 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Corporation's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.3 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Corporation.





ARTICLE VIII

              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                       ACQUIRING FUND AND ACQUIRED FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Corporation's Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

      8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

      Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

      8.6 All conditions under the Agreement, dated June 20, 2006, by and among Federated Investors, Inc., Sentinel Asset Management, Inc. and NLV Financial (the "Purchase Agreement") to Closing (as defined in the Purchase Agreement) shall have been or concurrently be satisfied or waived as contemplated by the Purchase Agreement.

ARTICLE IX

                                   EXPENSES

      On or before the Closing, unless otherwise agreed by Federated Investment Management Company and the adviser to the Acquired Fund, Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization (and, except as provided in the following proviso, in no event shall the Acquiring Fund or Acquired Fund bear such expenses), provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials;
 (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

ARTICLE X

                      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Fund and the Corporation, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

      10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

                                 TERMINATION

      This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Corporation. In addition, either the Acquiring Fund or the Corporation may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Acquiring Fund, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund, the Corporation, or their respective directors or officers, to the other party or its directors or officers.

ARTICLE XII

                                  AMENDMENTS

      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Corporation and the Acquiring Fund as specifically authorized by their respective Board of Directors; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                           LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without regard to the conflict of laws rules of that or any other jurisdiction.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    SENTINEL GROUP FUNDS, INC.
                                    on behalf of its portfolio,
                                    SENTINEL TAX-FREE INCOME FUND

                                     /s/Kerry A. Jung
                                    Kerry A. Jung
                                    Secretary

                                    FEDERATED MUNICIPAL SECURITIES FUND, INC.

                                    /s/Richard A. Novak
                                    Richard A. Novak, Treasurer






                                                                         DRAFT
                     STATEMENT OF ADDITIONAL INFORMATION
                                AUGUST 4, 2006

                          SENTINEL GROUP FUNDS, INC.
                     SENTINEL PENNSYLVANIA TAX-FREE TRUST
                           ONE NATIONAL LIFE DRIVE
                             MONTPELIER, VT 05604

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated August 4, 2006 for the Special Meeting of Shareholders of the Sentinel New York Tax-Free Income Fund and Sentinel Tax-Free Income Fund, each series of Sentinel Group Fund, Inc., and the Sentinel Pennsylvania Tax-Free Trust (collectively
"Sentinel Funds") scheduled to be held on October 3, 2006. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Federated New York Municipal Income Fund ("Federated New York Fund"), Federated Pennsylvania Municipal Income Fund ("Federated Pennsylvania Fund") and Federated Municipal Securities Fund, Inc. ("Federated Municipal Fund" and, collectively, "Federated Funds") is contained in and incorporated by reference the Statement of Additional Information dated October 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or May 31, 2006, for the Federated Municipal Fund, as they may be amended and/or supplemented. The management's discussion of fund performance, audited financial statements and report of the registered independent public accounting firm contained in the Annual Report for the fiscal year ended August 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or March 31, 2006, for the Federated Municipal Fund, are incorporated in this Statement of Additional Information by reference insofar as they relate to the applicable Federated Fund. No other parts of the Annual Report are incorporated by reference in this Statement of Additional Information.

Further information about the Sentinel Funds is contained in, and incorporated by reference to, the Funds' prospectus and Statement of Additional Information dated March 30, 2006, as each may be amended and/or supplemented from time to time. The management's discussion of fund performance, audited financial statements and related report of the registered independent public accounting firm for the Sentinel Funds contained in the Annual Report for the fiscal year ended November 30, 2005 are incorporated in this Statement of Additional Information by reference. No other parts of the Annual Report are incorporated by reference in this Statement of Additional Information.

Pro forma financial statements of the Federated New York Fund reflecting the reorganization with the Sentinel New York Fund are included within this Statement of Additional Information. Pursuant to Item 14(a) of Form N-14, the pro forma financial statements of the Federated Pennsylvania Fund and the Federated Municipal Fund required by Rule 11-01 of Regulation S-X are not prepared because the net asset value of the companies being acquired do not exceed ten percent of the Federated Pennsylvania Fund and the Federated Municipal Fund's net asset value, measured as of May 31, 2006.

Each Fund will furnish, without charge, a copy of its most recent Annual or Semi-Annual Report succeeding such Annual Report, if any, upon request. Requests for the Sentinel Funds should be directed to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863. Requests for the Federated Funds should be directed to Federated Investors Funds at 5800 Corporate Drive, Pittsburgh, PA 15237-7000 or by calling 1-800-341-7400.

   The date of this Statement of Additional Information is August 4, 2006.


Sentinel New York Tax-Free Income Fund
Federated New York Municipal Income Fund
Pro Forma Combining Portfolios of Investments
August 31, 2005 (unaudited)

Sentinel    Federated                                                                  Sentinel       Federated
New York    New York                                                                   New York       New York      Federated
Tax-Free    Municipal   Pro Forma                                                      Tax-Free       Municipal     Pro Forma
Income Fund Income Fund Combined                                                       Income Fund    Income Fund   Combined
Principal   Principal   Principal
Amount      Amount      Amount
or          or          or
Shares      Shares      Shares                                                          Value          Value         Value


--------------------------------------------------------------------------------------------------------------------------------
                                        Municipal Bonds--98.3%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        New York--90.1%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
   $ -          500,000   500,000       Albany County, NY IDA, IDRBs (Series 2004A),       $ -         $524,280      $524,280
                                        5.375% (Albany College of Pharmacy),
                                        12/1/2024
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Albany, NY IDA, Civic Facility Revenue              -          547,205       547,205
                                        Bonds, (Series A), 5.75% (Albany Law
                                        School)/(Radian Asset Assurance
                                        INS)/(Original Issue Yield: 5.83%), 10/1/2030
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Amherst, NY IDA, Civic Facility Revenue             -          561,485       561,485
                                        Bonds (Series 2000B), 5.75% (UBF
                                        Faculty-Student Housing Corp.)/(AMBAC
                                        INS)/(Original Issue Yield: 5.82%), 8/1/2025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Broome County, NY IDA, Civic Facility               -          516,505       516,505
                                        Revenue Bonds (Series 2004B), 5.00%
                                        (University Plaza-Phase II )/(American
                                        Capital Access INS)/(Original Issue Yield:
                                        5.05%), 8/1/2025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           295,000   295,000       Dutchess County, NY IDA, Refunding Revenue          -          325,355       325,355
                                        Bonds (Series 2004A), 7.50% (St. Francis
                                        Hospital and Health Centers), 3/1/2029
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           785,000   785,000       Dutchess County, NY IDA, Revenue Bonds,             -          824,635       824,635
                                        5.00% (Marist College)/(Original Issue
                                        Yield: 5.15%), 7/1/2020
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 260,000           -      260,000       Coxsackie Athens New York, Central School        280,142          -          280,142
                                        District 5.500%, 6/15/2013 (FSA INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       East Rochester, NY Housing Authority,               -          543,025       543,025
                                        Revenue Bonds (Series 2002A), 5.375%
                                        (Rochester St. Mary's Residence Facility
                                        LLC)/(GNMA GTD), 12/20/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Essex County, NY IDA, Solid Waste Disposal          -          511,575       511,575
                                        Revenue Bonds (Series A), 5.80%
                                        (International Paper Co.), 12/1/2019
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Hempstead Town, NY IDA, Civic Facility              -          522,025       522,025
                                        Revenue Bonds, 5.00% (Hofstra
                                        University)/(Original Issue Yield: 5.10%),
                                        7/1/2033
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           220,000   220,000       Islip, NY Resource Recovery Agency, Resource        -          247,762       247,762
                                        Recovery Revenue Bonds (Series 2001E), 5.75%
                                        (FSA INS), 7/1/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Livingston County, NY IDA, Civic Facility           -          526,230       526,230
                                        Revenue Bonds (Series 2005), 6.00% (Nicholas
                                        H. Noyes Memorial Hospital Civic Facility),
                                        7/1/2030
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           1,000,0001,000,000      Long Island Power Authority, NY, Electric           -         1,116,110     1,116,110
                                        System General Revenue Bonds (Series 2003B),
                                        5.25%, 12/1/2014
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           750,000   750,000   1   Long Island Power Authority, NY, Electric           -          851,850       851,850
                                        System Revenue Bonds, (Series A), 5.50%
                                        (Escrowed In Treasuries COL), 12/1/2012
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1,000,000          -     1,000,000      Long Island Power Authority, 5.00%, 9/1/2034    1,063,210         -         1,063,210
                                        (AMBAC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Madison County, NY IDA, Civic Facility              -          533,140       533,140
                                        Revenue Bonds (Series 2003A), 5.00% (Colgate
                                        University), 7/1/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           320,000   320,000       Madison County, NY IDA, Civic Facility              -          343,808       343,808
                                        Revenue Bonds (Series 2005A), 5.00%
                                        (Morrisville State College Foundation)/(CDC
                                        IXIS Financial Guaranty NA INS), 6/1/2028
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           750,000   750,000       Metropolitan Transportation Authority, NY,          -          846,540       846,540
                                        Refunding Revenue Bonds (Series 2002A),
                                        5.50% (AMBAC INS), 11/15/2018
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 150,000           -      150,000       Metro Transportation Authority, 5.00%,           159,442          -          159,442
                                        4/1/2010 (FGIC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       Metro Transportation Authority, 5.00%,           279,560          -          279,560
                                        4/1/2023 (FGIC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1,000,000          -     1,000,000      Metro Transportation Authority, 5.00%,          1,070,000         -         1,070,000
                                        11/15/2033 (AMBAC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 750,000           -      750,000       Metro Transportation Authority, 5.25%,           823,980          -          823,980
                                        4/1/2021 (MBIA Insurance Corp. INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       Metro Transportation Authority, 5.75%,           279,457          -          279,457
                                        7/1/2013
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Monroe County, NY IDA, Civic Center Revenue         -          536,410       536,410
                                        Bonds, 5.25% (St. John Fisher
                                        College)/(Radian Asset Assurance
                                        INS)/(Original Issue Yield: 5.25%), 6/1/2026
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Monroe County, NY IDA, Civic Facility               -          548,720       548,720
                                        Revenue Bond, 5.25% (Nazareth College)/(MBIA
                                        Insurance Corp. INS), 10/1/2021
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       Monroe County, 6.00%, 3/1/2014 (GO)              288,010          -          288,010
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 510,000           -      510,000       Monroe County Industrial Dev. Agency,            510,245          -          510,245
                                        5.375%, 4/1/2029
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       Monroe Woodbury Central School Dist.,            259,980          -          259,980
                                        5.625%, 5/15/2022 (MBIA Insurance Corp. INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           190,000   190,000       Nassau County, NY IDA, Civic Facility               -          208,417       208,417
                                        Refunding Revenue Bonds (Series 2001B),
                                        5.875% (North Shore-Long Island Jewish
                                        Obligated Group)/(Original Issue Yield:
                                        5.92%), 11/1/2011
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Nassau County, NY IDA, IDRBs (Series 2003A),        -          525,440       525,440
                                        5.25% (Keyspan-Glenwood Energy Center
                                        LLC)/(KeySpan Corp. GTD), 6/1/2027
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1,000,000          -     1,000,000      Nassau County NY Interim Fin Ref-sales Tax      1,002,280         -         1,002,280
                                        Secd (Series B) 4.00%, 11/15/2005
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York and New Jersey Port Authority,             -          545,400       545,400
                                        5.00% (FSA INS), 11/1/2019
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           625,000   625,000       New York City, NY Health and Hospitals              -          695,325       695,325
                                        Corp., Health System Revenue Bonds (Series
                                        2002A), 5.50% (FSA INS), 2/15/2019
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York City, NY IDA, Civic Facility            533,725          -          533,725
                                        Revenue Bonds, 5.00% (Ethical Culture
                                        School), 6/1/2035
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York City, NY IDA, (Series 1995) Civic          -          510,835       510,835
                                        Facility Revenue Bonds, 6.30% (College of
                                        New Rochelle)/(Original Issue Yield: 6.45%),
                                        9/1/2015
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           250,000   250,000       New York City, NY IDA, Civic Facilities             -          275,985       275,985
                                        Revenue Bonds, 5.375% (New York
                                        University)/(AMBAC INS), 7/1/2017
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           400,000   400,000       New York City, NY IDA, Civic Facility               -          400,856       400,856
                                        Revenue Bonds (Series 2001A), 6.375% (Staten
                                        Island University Hospital), 7/1/2031
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           300,000   300,000       New York City, NY IDA, Civic Facility               -          315,495       315,495
                                        Revenue Bonds (Series 2002A), 5.375% (Lycee
                                        Francais de New York Project)/(American
                                        Capital Access INS)/(Original Issue Yield:
                                        5.43%), 6/1/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           200,000   200,000       New York City, NY IDA, Civic Facility               -          200,524       200,524
                                        Revenue Bonds (Series 2002C), 6.45% (Staten
                                        Island University Hospital), 7/1/2032
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           1,000,0001,000,000      New York City, NY IDA, Civic Facility               -         1,035,240     1,035,240
                                        Revenue Bonds (Series 2003), 5.00%
                                        (Roundabout Theatre Co., Inc.)/(American
                                        Capital Access INS), 10/1/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           275,000   275,000       New York City, NY IDA, Civic Facility               -          278,124       278,124
                                        Revenue Bonds, 7.00% (Mt. St. Vincent
                                        College, NY), 5/1/2008
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           400,000   400,000   2    New York City, NY IDA, Liberty Revenue             -          425,460       425,460
                                        Bonds (Series A), 6.25% (7 World Trade
                                        Center LLC), 3/1/2015
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York City, NY IDA, Special Airport              -          509,110       509,110
                                        Facility Revenue Bonds (Series 2001A), 5.50%
                                        (Airis JFK I LLC Project at JFK
                                        International)/(Original Issue Yield:
                                        5.65%), 7/1/2028
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York City, NY IDA, Special Facilities           -          451,850       451,850
                                        Revenue Bonds, 5.25% (British Airways),
                                        12/1/2032
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York City, NY Municipal Water Finance           -          523,345       523,345
                                        Authority, Crossover Refunding Revenue Bonds
                                        (Series 2002B), 5.00% (Original Issue Yield:
                                        5.14%), 6/15/2026
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1,000,000          -     1,000,000      New York City, NY Municipal Water Finance       1,061,160         -         1,061,160
                                        Authority, 5.00%, 6/15/2035
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York City, NY Transitional Finance              -          548,815       548,815
                                        Authority, Future Tax Secured Bonds (2003
                                        Series C), 5.25% (AMBAC INS), 8/1/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York, NY GO Series A, 5.00%, 8/1/2030        528,375          -          528,375
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 300,000           -      300,000       New York, NY GO Series B, 5.75%, 8/1/2011        333,261          -          333,261
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 350,000           -      350,000       New York, NY GO Series K, 5.625%, 8/1/2013       379,956          -          379,956
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York City, NY, UT GO Bonds (Fiscal 2005         -          543,780       543,780
                                        Series C), 5.25%, 8/15/2025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           515,000   515,000       New York City, NY, UT GO Bonds (Series              -          564,543       564,543
                                        2002C), 5.50%, 3/15/2015
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York City, NY, UT GO Bonds (Series              -          549,700       549,700
                                        2003J), 5.50%, 6/1/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York Counties Tobacco Trust III, Revenue        -          529,235       529,235
                                        Bonds, 5.75% (Original Issue Yield: 5.93%),
                                        6/1/2033
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       New York State Dormitory Authority Revenue,      266,715          -          266,715
                                        4201 Schools Programs, 5.00%, 7/1/2010
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       New York State Dormitory Authority Revenue,      290,152          -          290,152
                                        City University System, 5.625%, 7/1/2016
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1,000,000          -     1,000,000      New York State Dormitory Authority Revenue,     1,021,960         -         1,021,960
                                        College and University Revenue, 4.75%,
                                        7/1/2037
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       New York State Dormitory Authority Revenue,      267,860          -          267,860
                                        College and University, 5.00%, 7/1/2020
                                        (FGIC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       New York State Dormitory Authority Revenue,      263,413          -          263,413
                                        College and University Revenue, 5.00%,
                                        7/1/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York State Dormitory Authority Revenue,      577,850          -          577,850
                                        Educational Housing Services, 5.25%,
                                        7/1/2020 (AMBAC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York State Dormitory Authority Revenue,      601,315          -          601,315
                                        Memorial Sloan Kettering Cancer Center,
                                        5.50%, 7/1/2023 (MBIA Insurance Corp. INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 660,000           -      660,000       New York State Dormitory Authority Revenue,      703,441          -          703,441
                                        Mental Health Services, 5.00%, 2/15/2035
                                        (AMBAC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 590,000           -      590,000       New York State Dormitory Authority Revenue,      619,541          -          619,541
                                        Mental Health Services, 5.50%, 8/15/2017
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
  10,000           -      10,000        New York State Dormitory Authority Revenue,      10,565           -           10,565
                                        Mental Health Services, 5.50%, 8/15/2017
                                        (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 245,000           -      245,000       New York State Dormitory Authority Revenue,      258,130          -          258,130
                                        Mental Health Services, 5.70%, 8/15/2009
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
  5,000            -       5,000        New York State Dormitory Authority Revenue,       5,296           -           5,296
                                        Mental Health Services, 5.70%, 8/15/2009
                                        (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York State Dormitory Authority Revenue,      534,675          -          534,675
                                        School Dists Bd Fing Pg-Series B, 5.00%,
                                        10/1/2034
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
  80,000           -      80,000        New York State Dormitory Authority Revenue,      85,998           -           85,998
                                        State University Education Facility, 5.50%,
                                        5/15/2009 (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 420,000           -      420,000       New York State Dormitory Authority Revenue,      448,111          -          448,111
                                        State University Educational Facility,
                                        5.50%, 5/15/2009
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       New York State Dormitory Authority Revenue,      260,948          -          260,948
                                        Wyckoff Heights Medical Center, 5.30%,
                                        8/15/2021
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Court           -          564,250       564,250
                                        Facilities Lease Revenue Bonds (Series
                                        2003A), 5.375% (New York City, NY), 5/15/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority,                 -          558,800       558,800
                                        Education Facilities Revenue Bonds (Series
                                        2002A), 5.125% (State University of New
                                        York)/(FGIC INS), 5/15/2021
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority,                 -          544,175       544,175
                                        FHA-Insured Mortgage Hospital Revenue Bonds
                                        (Series 2003), 5.00% (Lutheran Medical
                                        Center)/(MBIA Insurance Corp. INS), 8/1/2016
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority,                 -          568,555       568,555
                                        FHA-Insured Mortgage Nursing Home Revenue
                                        Bonds (Series 2001), 6.10% (Norwegian
                                        Christian Home and Health Center)/(FHA and
                                        MBIA Insurance Corp. INS), 8/1/2041
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           1,000,0001,000,000      New York State Dormitory Authority, Insured         -         1,106,980     1,106,980
                                        Revenue Bonds (Series 1999), 6.00% (Pratt
                                        Institute)/(Radian Asset Assurance INS),
                                        7/1/2020
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           750,000   750,000       New York State Dormitory Authority, Revenue         -          809,707       809,707
                                        Bonds (2003 Series 1), 5.00% (Memorial
                                        Sloan-Kettering Cancer Center)/(MBIA
                                        Insurance Corp. INS), 7/1/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Revenue         -          590,835       590,835
                                        Bonds (Series 1993A), 5.75% (City University
                                        of New York)/(FSA INS)/(Original Issue
                                        Yield: 6.05%), 7/1/2018
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Revenue         -          538,595       538,595
                                        Bonds (Series 2002), 5.00% (Fordham
                                        University)/(FGIC INS), 7/1/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           750,000   750,000       New York State Dormitory Authority, Revenue         -          796,087       796,087
                                        Bonds (Series 2003), 5.00% (Kateri Residence
                                        )/(Allied Irish Banks PLC LOC), 7/1/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           250,000   250,000       New York State Dormitory Authority, Revenue         -          266,455       266,455
                                        Bonds (Series 2003), 5.375% (North
                                        Shore-Long Island Jewish Obligated
                                        Group)/(Original Issue Yield: 5.48%),
                                        5/1/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Revenue         -          554,770       554,770
                                        Bonds (Series 2003A), 5.50% (Brooklyn Law
                                        School)/(Radian Asset Assurance INS),
                                        7/1/2018
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           750,000   750,000       New York State Dormitory Authority, Revenue         -          802,837       802,837
                                        Bonds (Series 2003A), 5.50%
                                        (Winthrop-University Hospital
                                        Association)/(Original Issue Yield: 5.70%),
                                        7/1/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Revenue         -          537,425       537,425
                                        Bonds (Series 2004), 5.25% (New York
                                        Methodist Hospital), 7/1/2024
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           250,000   250,000       New York State Dormitory Authority, Revenue         -          272,950       272,950
                                        Bonds (Series 2004A), 5.25% (University of
                                        Rochester, NY), 7/1/2024
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Revenue         -          533,435       533,435
                                        Bonds (Series 2005), 5.00% (Rochester
                                        General Hospital)/(Radian Asset Assurance
                                        INS), 12/1/2025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           400,000   400,000       New York State Dormitory Authority, Revenue         -          422,308       422,308
                                        Bonds (Series 2005), 5.00% (Rochester
                                        General Hospital)/(Radian Asset Assurance
                                        INS), 12/1/2035
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Revenue         -          510,660       510,660
                                        Bonds (Series 2005C), 5.50% (Mt. Sinai NYU
                                        Health Obligated Group), 7/1/2026
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           250,000   250,000       New York State Dormitory Authority, Revenue         -          264,797       264,797
                                        Bonds, 5.00% (Manhattan College)/(Radian
                                        Asset Assurance INS)/(Original Issue Yield:
                                        5.30%), 7/1/2020
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Revenue         -          516,920       516,920
                                        Bonds, 5.10% (Catholic Health Services of
                                        Long Island)/(Original Issue Yield: 5.19%),
                                        7/1/2034
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Dormitory Authority, Revenue         -          544,725       544,725
                                        Bonds, 5.25% (Cansius College)/(MBIA
                                        Insurance Corp. INS)/(Original Issue Yield:
                                        5.28%), 7/1/2030
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 245,000           -      245,000       New York State Environmental Facilities,         252,323          -          252,323
                                        5.75%, 1/15/2013
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
  5,000            -       5,000        New York State Environmental Facilities,          5,154           -           5,154
                                        5.75%, 1/15/2013 (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 150,000           -      150,000       New York State Environmental Facilities,         159,171          -          159,171
                                        4.90%, 6/15/2011
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 210,000           -      210,000       New York State Environmental Facilities,         222,461          -          222,461
                                        5.00%, 6/15/2033
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           400,000   400,000       New York State Environmental Facilities             -          431,692       431,692
                                        Corp. State Clean Water and Drinking Water,
                                        Revenue Bonds (Series 2002B), 5.00%
                                        (Original Issue Yield: 5.07%), 6/15/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Environmental Facilities             -          551,715       551,715
                                        Corp., Revenue Bonds (Series 2002A), 5.25%
                                        (New York State Personal Income Tax Revenue
                                        Bond Fund)/(FGIC INS), 1/1/2021
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Environmental Facilities             -          510,395       510,395
                                        Corp., Solid Waste Disposal Revenue Bonds
                                        (Series 2004A), 4.45% TOBs (Waste
                                        Management, Inc.), Mandatory Tender 7/1/2009
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Environmental Facilities             -          511,265       511,265
                                        Corp., Solid Waste Disposal Revenue Bonds,
                                        6.10% (Occidental Petroleum Corp.)/(Original
                                        Issue Yield: 6.214%), 11/1/2030
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           900,000   900,000       New York State Environmental Facilities             -          940,194       940,194
                                        Corp., Water Facilities Revenue Refunding
                                        Bonds (Series A), 6.30% (Spring Valley Water
                                        Co., NY)/(AMBAC INS), 8/1/2024
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
  45,000           -      45,000        New York State Environmental Water Revenue,      50,954           -           50,954
                                        5.75%, 6/15/2011
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 455,000           -      455,000       New York State Environmental Water Revenue,      515,456          -          515,456
                                        5.75%, 6/15/2011 (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State HFA, Revenue Bonds (Series           -          541,845       541,845
                                        2003A), 5.25% (New York State Personal
                                        Income Tax Revenue Bond Fund), 3/15/2021
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           110,000   110,000       New York State HFA, Service Contract                -          112,355       112,355
                                        Obligation Revenue Bonds (Series 1995 A),
                                        6.375% (U.S. Treasury PRF 9/15/05 @ 102),
                                        9/15/2015
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -            5,000     5,000        New York State HFA, Service Contract                -           5,113         5,113
                                        Obligation Revenue Bonds (Series 1995 A),
                                        6.375%, 9/15/2015
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           840,000   840,000       New York State Medical Care Facilities              -          858,950       858,950
                                        Finance Agency, FHA-Mortgage Revenue Bonds
                                        (Series A), 6.50% (Lockport Memorial
                                        Hospital, NY)/(FHA GTD), 2/15/2035
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York State Mortgage Agency Revenue           521,815          -          521,815
                                        Bonds, 5.375%, 10/1/2017
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 375,000           -      375,000       New York State Municipal Bond Bank Agency        406,500          -          406,500
                                        Series C, 5.25%, 12/1/2010
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 100,000           -      100,000       New York State Municipal Series C 5.125%,        108,308          -          108,308
                                        6/15/2013
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Power Authority, Revenue             -          540,430       540,430
                                        Bonds (Series 2002A), 5.00%, 11/15/2021
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           1,000,0001,000,000  2   New York State Thruway Authority, Drivers           -         1,353,470     1,353,470
                                        (Series 1069), 12.27% (New York State
                                        Thruway Authority-Highway & Bridge Trust
                                        Fund)/(AMBAC INS), 4/1/2013
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           1,000,0001,000,000      New York State Thruway Authority, Revenue           -         1,084,440     1,084,440
                                        Bonds (Series 2005B), 5.00% (New York State
                                        Thruway Authority-Highway & Bridge Trust
                                        Fund)/(AMBAC INS), 4/1/2025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York State Thruway Authority Service         530,480          -          530,480
                                        Contract, 5.25%, 1/1/2009
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York State Thruway Authority Service         545,685          -          545,685
                                        Contract, 5.25%, 4/1/2010 (FGIC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 750,000           -      750,000       New York State Urban Development Corp.,          803,010          -          803,010
                                        5.00%, 1/1/2017
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York State Urban Development Corp.,          558,175          -          558,175
                                        5.50%, 1/1/2014 (FSA)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       New York State Urban Development Corp.,          570,620          -          570,620
                                        5.50%, 3/15/2020 (FGIC) (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 250,000           -      250,000       New York State Urban Development Corp.,          299,648          -          299,648
                                        5.70%, 4/1/2020
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 485,000           -      485,000       New York State Urban Development Corp.,          535,338          -          535,338
                                        6.00%, 1/1/2015 (AMBAC) (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Urban Development Corp.,             -          547,350       547,350
                                        Correctional & Youth Facilities Service
                                        Contract Revenue Bonds (Series 2002A), 5.50%
                                        TOBs (New York State), Mandatory Tender
                                        1/1/2011
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           750,000   750,000       New York State Urban Development Corp.,             -          843,008       843,008
                                        Revenue Bonds (Series 2003B), 5.25% (New
                                        York State Personal Income Tax Revenue Bond
                                        Fund), 3/15/2019
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       New York State Urban Development Corp.,             -          538,975       538,975
                                        Subordinated Lien Revenue Bonds (Series
                                        2004A), 5.125% (Empire State Development
                                        Corp.), 1/1/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Niagara County, NY IDA, Solid Waste Disposal        -          532,325       532,325
                                        Facility Revenue Refunding Bonds (Series
                                        2001D), 5.55% TOBs (American Ref-Fuel Co. of
                                        Niagara, L.P. Facility), Mandatory Tender
                                        11/15/2015
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           400,000   400,000       Niagara Falls, NY City School District, COPs        -          429,556       429,556
                                        (Series 1998), 5.375% (U.S. Treasury PRF
                                        6/15/08 @ 101)/(Original Issue Yield:
                                        5.42%), 6/15/2028
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       North Hempstead, NY G/O Series B, 6.00%,         558,120          -          558,120
                                        7/15/2015 (FGIC) (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       Port Authority of New York and New Jersey,       531,535          -          531,535
                                        Revenue Bonds (132nd Series), 5.00%, 9/1/2038
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 660,000           -      660,000       Rondout Valley Central School District GO,       660,469          -          660,469
                                        3.00%, 3/1/2008 (FGIC INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 110,000           -      110,000       Saint Lawrence University, 5.625%, 7/1/2013      112,808          -          112,808
                                        (MBIA)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Schenectady, NY, Bond Anticipation Renewal          -          499,325       499,325
                                        Notes (Series 2005), 5.25% BANs, 5/26/2006
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           250,000   250,000       Schenectady, NY, (Series 2004), 5.90% TANs,         -          249,743       249,743
                                        12/30/2005
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Suffolk County, NY IDA, IDRBs (Series 1998),        -          505,225       505,225
                                        5.50% (Nissequogue Cogen Partners
                                        Facility)/(Original Issue Yield: 5.528%),
                                        1/1/2023
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Tobacco Settlement Financing Corp., NY,             -          559,950       559,950
                                        Asset-Backed Revenue Bonds (Series 2003A-1),
                                        5.50% (New York State), 6/1/2019
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           440,000   440,000       Tompkins County, NY IDA, Continuing Care            -          451,282       451,282
                                        Retirement Community Revenue Bonds (Series
                                        2003A), 5.375% (Kendal at Ithaca,
                                        Inc.)/(Original Issue Yield: 5.50%), 7/1/2018
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 195,000           -      195,000       Triborough Bridge & Tunnel Authority, 4.75%,     214,354          -          214,354
                                        1/1/2019 (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1,000,000          -     1,000,000      Triborough Bridge & Tunnel Authority, 5.00%,    1,056,140         -         1,056,140
                                        11/15/2032
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       United Nations, NY Development Corp., Senior        -          520,385       520,385
                                        Lien Refunding Revenue Bonds (Series 2004A),
                                        5.25%, 7/1/2022
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           300,000   300,000       Utica, NY Industrial Development Agency             -          322,599       322,599
                                        Civic Facility, Revenue Bonds (Series
                                        2004A), 6.875% (Utica College), 12/1/2024
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Westchester County, NY IDA, Civic Facility          -          531,515       531,515
                                        Revenue Bonds (Series 2001), 5.20% (Windward
                                        School)/(Radian Asset Assurance
                                        INS)/(Original Issue Yield: 5.21%), 10/1/2021
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           175,000   175,000       Westchester County, NY IDA, Continuing Care         -          187,885       187,885
                                        Retirement Mortgage Revenue Bonds (Series
                                        2003A), 6.375% (Kendal on Hudson )/(Original
                                        Issue Yield: 6.55%), 1/1/2024
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Yonkers, NY IDA, Civic Facility Revenue             -          522,955       522,955
                                        Bonds (Series 2001B), 7.125% (St. John's
                                        Riverside Hospital), 7/1/2031
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                            Total                                      24,287,277     46,053,347    70,340,624
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Puerto Rico--6.8%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 900,000           -      900,000       Puerto Rico Childrens Trust Fund 6.000%         1,010,394         -         1,010,394
                                        7/1/2026 (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1,000,000          -     1,000,000      Puerto Rico Commonwealth, 5.00%, 7/1/2034       1,050,870         -         1,050,870
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 300,000           -      300,000       Puerto Rico Commonwealth, 5.40%, 7/1/2025        310,611          -          310,611
                                        (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 255,000           -      255,000       Puerto Rico Commonwealth, 5.375%, 7/1/2021       270,053          -          270,053
                                        (MBIA Insurance Corp. INS) (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 500,000           -      500,000       Puerto Rico Commonweath Highway and              562,460          -          562,460
                                        Transportation Authority, 5.75%, 7/1/2016
                                        (MBIA Insurance Corp. INS) (PRF)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 300,000           -      300,000       Puerto Rico Industrial Tourist Educational       315,141          -          315,141
                                        Med & Environmental Central Facilities,
                                        5.00%, 10/1/2022, (MBIA Insurance Corp. INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000   2   Puerto Rico Electric Power Authority,               -          662,875       662,875
                                        Drivers (Series 266), 8.2089% (FSA INS),
                                        7/1/2015
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           500,000   500,000       Puerto Rico Highway and Transportation              -          524,055       524,055
                                        Authority, Transportation Revenue Bonds
                                        (Series G), 5.00% (Original Issue Yield:
                                        5.10%), 7/1/2033
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           135,000   135,000       Puerto Rico Public Building Authority,              -          144,495       144,495
                                        Revenue Bonds (Series 2002D), 5.25%
                                        (Commonwealth of Puerto Rico GTD)/(Original
                                        Issue Yield: 5.40%), 7/1/2027
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           365,000   365,000       Puerto Rico Public Building Authority,              -          405,026       405,026
                                        Revenue Bonds (Series 2002D), 5.25% (U.S.
                                        Treasury PRF 7/1/12 @ 100)/(Original Issue
                                        Yield: 5.40%), 7/1/2027
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Total                                           3,519,529     1,736,451     5,255,980
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Virgin Islands--1.4%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1,000,000          -     1,000,000      Virgin Islands Public Finance Authority,        1,088,910         -         1,088,910
                                        Revenue Bonds, 5.00%, 10/1/2022 (FSA INS)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Municipal Bonds (identified cost         28,895,716     47,789,798    76,685,514
                                        $73,485,430)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Short-Term Investments--0.3%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 225,000           -      225,000       Dreyfus NY Municipal Cash Management (at         225,000          -          225,000
                                        cost)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Short-Term Municipal--1.5%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        New York--1.5%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    -           1,200,0001,200,000      New York City, NY IDA, Liberty Revenue Bonds        -         1,200,000     1,200,000
                                        (Series 2004 B) Daily VRDNs (One Bryant Park
                                        LLC)/(Bayerische Landesbank (GTD) INV)/(Bank
                                        of America N.A. and Bank of New York LOCs)
                                        (at amortized cost)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Municipal Investments - 100.1%           29,120,716     48,989,798    78,110,514
                                        (identified cost $74,910,430)(3)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Other Assets and Liabilities - (0.1)%            303,741      (379,223)      (75,482)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Net Assets - 100%                        $29,424,457   $48,610,575   $78,035,032
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

(1) Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

(2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $2,441,805 which represents 3.1% of total net assets.

(3) The cost of investments for federal tax purposes amounts to $74,910,430.

At August 31, 2005, the Federated New York Municipal Income Fund had the following outstanding futures contract:

                             Number of   Notional     Expiration  Unrealized
Contracts                    Contracts   Value        Date        Depreciation
U.S. Treasury Notes          25          $(2,801,953) December    $(24,709)
10-Year Futures (4)                                   2005

(4) Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

The following acronyms are used throughout this portfolio:
AMBAC                --American Municipal Bond Assurance Corporation
BANs                 --Bond Anticipation Notes
COL                  --Collateralized
COPs                 --Certificates of Participation
FGIC                 --Financial Guaranty Insurance Company
FHA                  --Federal Housing Administration
FSA                  --Financial Security Assurance
GNMA                 --Government National Mortgage Association
GO                   --General Obligation
GTD                  --Guaranteed
HFA                  --Housing Finance Authority
IDA                  --Industrial Development Authority
IDRBs                --Industrial Development Revenue Bonds
INS                  --Insured
INV                  --Investment Agreement
LOC(s)               --Letter(s) of  Credit
PRF                  --Prerefunded
TANs                 --Tax Anticipation Notes
TOBs                 --Tender Option Bonds
UT                   --Unlimited Tax
VRDNs                --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements


                                                                 Sentinel New York Tax-Free Income Fund
                                                                Federated New York Municipal Income Fund
                                                         Pro Forma Combining Statements of Assets and Liabilities
                                                                  August 31, 2005 (unaudited)

                                                 Sentinel           Federated
                                                 New York           New York                               Federated
                                                 Tax-Free           Municipal            Pro Forma         Proforma
                                               Income Fund         Income Fund          Adjustment         Combined
                                             -----------------    --------------       --------------    --------------
Assets:
---------------------------------
Investments in securities, at                  $29,120,716         $48,989,798               -            78,110,514
value
---------------------------------
Cash                                              39,917             28,245                  -              68,162
---------------------------------
Income receivable                                346,290             528,559                 -              874,849
---------------------------------
Receivable for shares sold                          -                 4,390                  -               4,390
---------------------------------
Receivable for investments sold                     -               1,669,399                -             1,669,399
---------------------------------            -----------------    --------------       --------------    --------------
     Total assets                               29,506,923         51,220,391                -            80,727,314
---------------------------------            -----------------    --------------       --------------    --------------
Liabilities:
---------------------------------
Payable for investments                             -               2,424,490                -             2,424,490
purchased
---------------------------------
Payable for shares redeemed                       24,886             32,736                  -              57,622
---------------------------------
Income distribution payable                       30,123             68,919                  -              99,042
---------------------------------
Payable for daily variation                         -                12,500                  -              12,500
margin
---------------------------------
Net payable for swap contracts                      -                19,451                  -              19,451
---------------------------------
Payable for                                       3,034                292                   -               3,326
Directors'/Trustees' fees
---------------------------------
Payable for distribution                          4,993              14,146                  -              19,139
services fee
---------------------------------
Payable for shareholder                             -                 9,694                  -               9,694
services fee
---------------------------------
Accrued expenses                                  19,430             27,588                  -              47,018
---------------------------------            -----------------    --------------       --------------    --------------
     Total liabilities                            82,466            2,609,816                -             2,692,282
---------------------------------            -----------------    --------------       --------------    --------------
Net Assets                                     $29,424,457         $48,610,575              $-            $78,035,032
---------------------------------            -----------------    --------------       --------------    --------------
Net Assets Consist of:
---------------------------------
---------------------------------
Paid in capital                                $28,161,820         $47,384,481              $-            75,546,301
---------------------------------

Net unrealized appreciation of                   974,401            2,181,523                -             3,155,924
investments, futures contracts
and swap contracts
---------------------------------

Accumulated net realized gain                    286,208            (955,404)                -             (669,196)
(loss) on investments, futures
contracts and swap contracts
---------------------------------

Undistributed (distributions in                   2,028               (25)                   -               2,003
excess of) net investment income
---------------------------------            -----------------    --------------
                                                                                       --------------    --------------
     Total Net Assets                          $29,424,457         $48,610,575              $ -           $78,035,032
---------------------------------            -----------------    --------------       --------------    --------------
Net Assets:
   Class A Shares                              $29,424,457         $26,306,772              $-            $55,731,229
                                             -----------------    --------------       --------------    --------------
   Class B Shares                                  $ -             $22,303,803              $-            $22,303,803
                                             -----------------    --------------       --------------    --------------
Shares Outstanding:
                                             -----------------    --------------       --------------    --------------
   Class A Shares                               2,370,993           2,427,950             345,947    (a)   5,144,890
                                             -----------------    --------------       --------------    --------------
                                                                                                         --------------
   Class B Shares                                   -               2,058,553                -             2,058,553
                                             -----------------    --------------       --------------    --------------
Net Asset Value Per Share
   Class A Shares                                 $12.41             $10.83                 $-              $10.83
                                             -----------------    --------------       --------------    --------------
   Class B Shares                                   $-               $10.83                 $-              $10.83
                                             -----------------    --------------       --------------    --------------
Offering Price Per Share
   Class A Shares                                 $12.93      (b)    $11.34      (c)        $-              $11.34      (c)
                                             -----------------    --------------       --------------    --------------
   Class B Shares                                   $-               $10.83                 $-              $10.83
                                             -----------------    --------------       --------------    --------------
Redemption Proceeds Per Share
   Class A Shares                                 $12.41             $10.83                 $ -             $10.83
                                             -----------------    --------------       --------------    --------------
   Class B Shares                                  $ -               $10.23      (d)        $ -             $10.23      (d)
                                             -----------------    --------------       --------------    --------------

Investments, at identified cost                $28,146,315         $46,764,115              $ -           $74,910,430
---------------------------------            -----------------    --------------       --------------    --------------


(a)  Adjustment to reflect share balance as a result of the combination.
(b)  Computation of offering price per share: 96.0/100 of net asset value.
(c)  Computation of offering price per share: 95.50/100 of net asset value.
(d) Computation of maximum redemption proceeds per share: 94.50/100 of net assets value.

(See Notes to Pro Forma Financial Statements)


                                              Sentinel New York Tax-Free Income Fund
                                             Federated New York Municipal Income Fund
                                            Pro Forma Combining Statements of Operations
                                            For the Year Ended August 31, 2005 (unaudited)


                                   Sentinel          Federated
                                   New York          New York                              Federated
                                   Tax-Free          Municipal         Pro Forma           Pro Forma
                                   Income Fund       Income Fund       Adjustment          Combined

Investment Income:
Interest                             $972,044         $2,324,013            $-             $3,296,057
                                    ------------      ------------      ------------     ----------------

Expenses:
Investment adviser fee                147,118           194,048          (29,334)   (a)      311,832

Administrative personnel and             -              190,000              -               190,000
services fee
Custodian fees                          400              4,109             1,390    (b)       5,899
Transfer and dividend
disbursing agent
  fees and expenses                   21,603            54,188           (19,350)   (c)      56,441
Directors'/Trustees' fees              4,141             2,035            (4,141)   (d)       2,035
Auditing fees                          8,100            18,606            (4,511)   (e)      22,195
Legal fees                             3,100             6,962            (1,227)   (f)       8,835
Portfolio accounting fees              7,921            64,871            (1,792)   (g)      71,000
Distribution services fee - Class     58,892            65,596            14,723    (h)      139,211
A Shares
Distribution services fee - Class        -              167,053              -               167,053
B Shares
Shareholder services fee - Class A       -              59,291            66,539    (i)      125,830
Shares
Shareholder services fee - Class B       -              55,684               -               55,684
Shares
Share registration costs               3,746            25,375             1,580    (j)      30,701
Printing and postage                   1,000            13,468             4,595    (k)      19,063
Insurance premiums                       -               8,273               -                8,273
Miscellaneous                         14,329             1,267           (14,329)   (l)       1,267
                                    ------------      ------------      ------------     ----------------
                                                                        ------------     ----------------
     Total expenses                   270,350           930,826           14,143            1,215,319
                                    ------------      ------------      ------------     ----------------
                                                                                         ----------------
Waivers and Reimbursement:
     Waiver of investment                -             (194,048)         (92,837)   (m)     (286,885)
adviser fee
     Waiver of administrative            -             (34,515)           (4,705)   (n)     (39,220)
personnel and services fees
     Waiver of distribution              -             (65,596)          (73,615)   (o)     (139,210)
services fee - Class A Shares
     Reimbursement of other              -             (172,709)          172,709   (p)         -
operating expenses
                                    ------------      ------------      ------------     ----------------
Total waivers and reimbursement          -             (466,868)           1,552            (465,316)
                                    ------------      ------------      ------------     ----------------
                                                                                         ----------------
Net expenses                          270,350           463,958           15,695             750,003
                                    ------------      ------------      ------------     ----------------
                                                                                         ----------------
     Net investment income           $701,694         $1,860,055         $(15,695)         $2,546,054
                                    ------------      ------------      ------------     ----------------
Realized and Unrealized Gain
(Loss) on Investments,
Futures Contracts and Swap
Contracts:
Net realized gain on                  329,518           115,177              -               444,695
investments
Net realized loss on futures             -             (81,943)              -              (81,943)
contracts
Net change in unrealized             (214,057)          867,005              -               652,948
appreciation/depreciation of
investments
Net change in unrealized                 -             (24,709)              -              (24,709)
depreciation of futures contracts
Net change in unrealized                 -             (19,451)              -              (19,451)
depreciation on swap contracts
                                    ------------      ------------      ------------     ----------------
     Net realized and unrealized      115,461           856,079              -               971,540
gain on investments
                                    ------------      ------------      ------------     ----------------
                                                                        ------------
          Change in net assets       $817,155         $2,716,134         $(15,695)         $3,517,594
resulting from operations
                                    ------------      ------------      ------------     ----------------




(See Notes to Pro Forma Financial
Statements)


                           Sentinel New York Tax-Free
                                 Income Fund
                   Federated New York Municipal Income Fund
            Notes to Pro Forma Combining Statements of Operations
                For the Year Ended August 31, 2005 (unaudited)

Note 1. Description of the Fund

Federated New York Municipal Income Fund , a series of Federated Municipal Securities Income Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.

Federated New York Municipal Income Fund consists of two classes of shares:
Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are generally due to differences in separate class expenses.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments and Statements of Assets and Liabilities (Pro Forma Financial Statements) reflect the accounts of Sentinel New York Tax-Free Income Fund and Federated New York Municipal Income Fund, (individually referred to as the "Fund" or collectively the "Funds"), as of August 31, 2005. Additionally, the accompanying unaudited Pro Forma Combined Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Sentinel New York Tax-Free Income Fund and Federated New York Municipal Income Fund, (individually referred to as the "Fund" or collectively the "Funds"), for the year ended August 31, 2005.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles (GAAP) in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Sentinel New York Tax-Free Income Fund for Federated New York Municipal Income Fund. Under generally accepted accounting principles, Federated New York Municipal Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended August 31, 2005, Federated New York Municipal Income Fund and Sentinel New York Tax-Free Income Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.50%, respectively, as a percentage of average daily net assets.

Note 3. Portfolio Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit-quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities with prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bond prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotation are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 2,716,940 Class A Shares of Federated New York Municipal Income Fund in exchange for 2,370,993 Class A Shares of Sentinel New York Tax-Free Income Fund which would have been issued at August 31, 2005 in connection with the proposed reorganization.


Note 5. Federal Income Taxes

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated New York Municipal Income Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

     (a) Federated Investment Management Company, the investment adviser (FIMC) for Federated New York Municipal Income Fund, a series of Federated Municipal Securities Income Trust, receives for its services an annual investment advisory fee equal to 0.40% of the average daily net assets of the Fund. Sentinel Asset Management, Inc. is paid an annual investment advisory fee based on the average aggregate daily net assets of certain Sentinel funds as specified below:

                                          Average Aggregate Daily Net Assets
Maximum Adviser Fee                                        of the Sentinel
-------------------                                        ----------------
Funds
-----
0.55%                                        on the first $200 million
0.50%                                        on the next $200 million
0.45%                                        on assets in excess of $400
million

The FIMC may voluntarily choose to waive a portion of its fee. The FIMC can modify or terminate this voluntary waiver at any time.

(b) Adjustment to reflect the custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect the Directors'/Trustees' fee resulting from the combining of two portfolios into one.

(e) Adjustment to reflect the auditing fee resulting from the combining of two portfolios into one.

(f) Adjustment to reflect the legal fee resulting from the combining of two portfolios into one.

(g) Adjustment to reflect the portfolio accounting fee resulting from the combining of two portfolios into one.

(h) Federated New York Municipal Income Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Act of 1940. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.
(FSC), the principal distributor, a fee equal to 0.25% of the daily net assets of the Fund's Class A Shares. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time. The adjustment is to reflect the distribution services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(i) Federated New York Municipal Income Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of its fee. This voluntary waiver can be modified or terminated at any time. The adjustment is to reflect the shareholder services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(j) Adjustment to reflect the share registration costs resulting from the combining of two portfolios into one.

(k) Printing and postage expenses are adjusted to reflect fees resulting from the combining of two portfolios into one.

(l) Miscellaneous expenses are adjusted to reflect fees resulting from the combining two portfolios into one.

(m) Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(n) Adjustment to reflect waiver of administrative personnel and services fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(o) Adjustment to reflect distribution services fee waiver for Class A Shares based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(p) Adjustment to reflect the reduction of other operating expenses reimbursed by the adviser after the combination.




Sentinel New York Tax-Free Income Fund
Federated New York Municipal Income Fund
Pro Forma Combining Portfolios of Investments
February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
  Sentinel      Federated                                                                  Sentinel   Federated
  New York      New York                                                                   New York    New York  Federated
  Tax-Free      Municipal    Pro Forma                                                     Tax-Free   Municipal  Pro Forma
 Income Fund   Income Fund   Combined                                                     Income Fund   Income    Combined
                                                                                                         Fund
  Principal     Principal    Principal
   Amount        Amount       Amount
  or Shares     or Shares    or Shares                                                       Value      Value      Value

                                            Municipal Bonds--95.9%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            New York--87.8%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     $-         $500,000     $500,000       Albany County, NY IDA, IDRBs (Series 2004A),      $ -      $521,410   $521,410
                                            5.375% (Albany College of Pharmacy),
                                            12/1/2024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Albany, NY IDA, Civic Facility Revenue             -       537,435    537,435
                                            Bonds, (Series A), 5.75% (Albany Law
                                            School)/(Radian Asset Assurance
                                            INS)/(Original Issue Yield: 5.83%), 10/1/2030
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000    1  Amherst, NY IDA, Civic Facility Revenue            -       550,685    550,685
                                            Bonds (Series 2000B), 5.75% (UBF
                                            Faculty-Student Housing Corp.)/(AMBAC
                                            INS)/(Original Issue Yield: 5.82%), 8/1/2025
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Broome County, NY IDA, Civic Facility              -       515,230    515,230
                                            Revenue Bonds (Series 2004B), 5.00%
                                            (University Plaza-Phase II )/(American
                                            Capital Access INS)/(Original Issue Yield:
                                            5.05%), 8/1/2025
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   260,000          -         260,000       Coxsackie Athens New York, Central School       274,466       -       274,466
                                            District, 5.50%, 6/15/2013 (FSA INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          290,000      290,000       Dutchess County, NY IDA, Refunding Revenue         -       317,269    317,269
                                            Bonds (Series 2004A), 7.50% (St. Francis
                                            Hospital and Health Centers), 3/1/2029
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          785,000      785,000       Dutchess County, NY IDA, Revenue Bonds,            -       817,232    817,232
                                            5.00% (Marist College)/(Original Issue
                                            Yield: 5.15%), 7/1/2020
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       East Rochester, NY Housing Authority,              -       540,540    540,540
                                            Revenue Bonds (Series 2002A), 5.375%
                                            (Rochester St. Mary's Residence Facility
                                            LLC)/(GNMA GTD), 12/20/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Essex County, NY IDA, Solid Waste Disposal         -       505,300    505,300
                                            Refunding Revenue Bonds (Series 2005A),
                                            5.20% (International Paper Co.), 12/1/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          750,000      750,000       Hempstead Town, NY IDA, Civic Facility             -       778,920    778,920
                                            Revenue Bonds, 5.00% (Adelphi University),
                                            10/1/2035
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Hempstead Town, NY IDA, Civic Facility             -       515,455    515,455
                                            Revenue Bonds, 5.00% (Hofstra
                                            University)/(Original Issue Yield: 5.10%),
                                            7/1/2033
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          220,000      220,000       Islip, NY Resource Recovery Agency, Resource       -       244,345    244,345
                                            Recovery Revenue Bonds (Series 2001E), 5.75%
                                            (FSA INS), 7/1/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Livingston County, NY IDA, Civic Facility          -       522,430    522,430
                                            Revenue Bonds (Series 2005), 6.00% (Nicholas
                                            H. Noyes Memorial Hospital Civic Facility),
                                            7/1/2030
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  1,000,000         -        1,000,000      Long Island Power Authority, 5.00%, 9/1/2034   1,054,470      -      1,054,470
                                            (AMBAC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -         1,000,000    1,000,000      Long Island Power Authority, NY, Electric          -      1,094,010  1,094,010
                                            System General Revenue Bonds (Series 2003B),
                                            5.25%, 12/1/2014
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Madison County, NY IDA, Civic Facility             -       526,635    526,635
                                            Revenue Bonds (Series 2003A), 5.00% (Colgate
                                            University), 7/1/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          320,000      320,000       Madison County, NY IDA, Civic Facility             -       338,675    338,675
                                            Revenue Bonds (Series 2005A), 5.00%
                                            (Morrisville State College Foundation)/(CDC
                                            IXIS Financial Guaranty NA INS), 6/1/2028
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   150,000          -         150,000       Metro Transportation Authority, 5.00%,          156,447       -       156,447
                                            4/1/2010 (FGIC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       Metro Transportation Authority, 5.00%,          274,522       -       274,522
                                            4/1/2023 (FGIC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  1,000,000         -        1,000,000      Metro Transportation Authority, 5.00%,         1,058,230      -      1,058,230
                                            11/15/2033 (AMBAC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   750,000          -         750,000       Metro Transportation Authority, 5.25%,          806,040       -       806,040
                                            4/1/2021 (MBIA Insurance Corp. INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       Metro Transportation Authority, 5.75%,          272,698       -       272,698
                                            7/1/2013
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       Monroe County, 6.00%, 3/1/2014 (GO)             281,738       -       281,738
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   510,000          -         510,000       Monroe County Industrial Dev. Agency,           511,657       -       511,657
                                            5.375%, 4/1/2029
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Monroe County, NY IDA, Civic Facility              -       539,460    539,460
                                            Revenue Bond, 5.25% (Nazareth College)/(MBIA
                                            Insurance Corp. INS), 10/1/2021
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Monroe County, NY IDA, Civic Center Revenue        -       530,915    530,915
                                            Bonds, 5.25% (St. John Fisher
                                            College)/(Radian Asset Assurance
                                            INS)/(Original Issue Yield: 5.25%), 6/1/2026
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       Monroe Woodbury Central School District,        256,173       -       256,173
                                            5.625%, 5/15/2022  (MBIA Insurance Corp. INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          165,000      165,000       Nassau County, NY IDA, Civic Facility              -       174,994    174,994
                                            Refunding Revenue Bonds (Series 2001B) ,
                                            5.875% (North Shore-Long Island Jewish
                                            Obligated Group)/(Original Issue Yield:
                                            5.92%), 11/1/2011
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Nassau County, NY IDA, IDRBs (Series 2003A),       -       517,955    517,955
                                            5.25% (Keyspan-Glenwood Energy Center
                                            LLC)/(KeySpan Corp. GTD), 6/1/2027
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York & New Jersey States Port Authority,    523,565       -       523,565
                                            5.00%, 9/1/2038
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York City, NY Industrial Dev. Agency,       526,435       -       526,435
                                            5.00%, 6/1/2035 (XLCA INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York City, NY IDA, (Series 1995) Civic         -       510,810    510,810
                                            Facility Revenue Bonds, 6.30% (College of
                                            New Rochelle)/(Original Issue Yield: 6.45%),
                                            9/1/2015
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          250,000      250,000       New York City, NY IDA, Civic Facilities            -       269,737    269,737
                                            Revenue Bonds, 5.375% (New York
                                            University)/(AMBAC INS), 7/1/2017
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          400,000      400,000       New York City, NY IDA, Civic Facility              -       406,724    406,724
                                            Revenue Bonds (Series 2001A), 6.375% (Staten
                                            Island University Hospital), 7/1/2031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          300,000      300,000       New York City, NY IDA, Civic Facility              -       313,884    313,884
                                            Revenue Bonds (Series 2002A), 5.375% (Lycee
                                            Francais de New York Project)/(American
                                            Capital Access INS)/(Original Issue Yield:
                                            5.43%), 6/1/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          200,000      200,000       New York City, NY IDA, Civic Facility              -       204,634    204,634
                                            Revenue Bonds (Series 2002C), 6.45% (Staten
                                            Island University Hospital), 7/1/2032
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -         1,000,000    1,000,000      New York City, NY IDA, Civic Facility              -      1,025,990  1,025,990
                                            Revenue Bonds (Series 2003), 5.00%
                                            (Roundabout Theatre Co., Inc.)/(American
                                            Capital Access INS), 10/1/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          275,000      275,000       New York City, NY IDA, Civic Facility              -       275,775    275,775
                                            Revenue Bonds, 7.00% (Mt. St. Vincent
                                            College, NY), 5/1/2008
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          400,000      400,000    2   New York City, NY IDA, Liberty Revenue            -       420,172    420,172
                                            Bonds (Series A), 6.25% (7 World Trade
                                            Center LLC), 3/1/2015
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York City, NY IDA, Special Airport             -       503,060    503,060
                                            Facility Revenue Bonds (Series 2001A), 5.50%
                                            (Airis JFK I LLC Project at JFK
                                            International)/(Original Issue Yield:
                                            5.65%), 7/1/2028
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York City, NY IDA, Special Facilities          -       435,655    435,655
                                            Revenue Bonds, 5.25% (British Airways),
                                            12/1/2032
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          300,000      300,000       New York City, NY IDA, Special Facilities          -       321,897    321,897
                                            Revenue Bonds, 5.50% (Terminal One Group
                                            Association), 1/1/2024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York City, NY Municipal Water Finance          -       517,830    517,830
                                            Authority, Crossover Refunding Revenue Bonds
                                            (Series 2002B), 5.00% (Original Issue Yield:
                                            5.14%), 6/15/2026
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York City, NY Transitional Finance             -       540,320    540,320
                                            Authority, Future Tax Secured Bonds (2003
                                            Series C), 5.25% (AMBAC INS), 8/1/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000    2   New York City, NY, Residual Interest              -       613,720    613,720
                                            Tax-Exempt Securities (PA-1349), 8.54548%
                                            (MBIA Insurance Corp. INS), 8/1/2018
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York City, NY, UT GO Bonds (Fiscal 2005        -       536,325    536,325
                                            Series C), 5.25%, 8/15/2025
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          515,000      515,000       New York City, NY, UT GO Bonds (Series             -       556,179    556,179
                                            2002C), 5.50%, 3/15/2015
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York City, NY, UT GO Bonds (Series             -       543,200    543,200
                                            2003J), 5.50%, 6/1/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  1,000,000         -        1,000,000      New York Convention Center Dev. Co., 5.00%,    1,050,120      -      1,050,120
                                            11/15/2044 (AMBAC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -         1,000,000    1,000,000      New York Convention Center Development             -      1,055,860  1,055,860
                                            Corp., Hotel Unit Fee Secured Revenue Bonds
                                            (Series 2005), 5.00% (AMBAC INS), 11/15/2035
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York Counties Tobacco Trust III, Revenue       -       522,860    522,860
                                            Bonds, 5.75% (Original Issue Yield: 5.93%),
                                            6/1/2033
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          700,000      700,000       New York Liberty Development Corp., Revenue        -       792,855    792,855
                                            Bonds (Series 2005), 5.25% (Goldman Sachs
                                            Group, Inc.), 10/1/2035
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York, NY GO Series A, 5.00%, 8/1/2030       522,110       -       522,110
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   300,000          -         300,000       New York, NY GO Series B, 5.75%, 8/1/2011       327,489       -       327,489
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   100,000          -         100,000       New York, NY GO Series C, 5.125%, 6/15/2013     106,174       -       106,174
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   350,000          -         350,000       New York, NY GO Series H, 5.625%, 8/1/2013      372,397       -       372,397
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, Court          -       554,075    554,075
                                            Facilities Lease Revenue Bonds (Series
                                            2003A), 5.375% (New York City, NY)/(United
                                            States Treasury PRF 5/15/2013 @100),
                                            5/15/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority,                -       546,825    546,825
                                            Education Facilities Revenue Bonds (Series
                                            2002A), 5.125% (State University of New
                                            York)/(United States Treasury PRF 5/15/2012
                                            @101), (Original Issue Yield: 4.94%),
                                            5/15/2021
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, FHA-INS        -       562,180    562,180
                                            Mortgage Nursing Home Revenue Bonds (Series
                                            2001), 6.10% (Norwegian Christian Home and
                                            Health Center)/(FHA and MBIA Insurance Corp.
                                            INS), 8/1/2041
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -         1,000,000    1,000,000      New York State Dormitory Authority, INS            -      1,084,690  1,084,690
                                            Revenue Bonds (Series 1999), 6.00% (Pratt
                                            Institute)/(Radian Asset Assurance INS),
                                            7/1/2020
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, INS            -       520,490    520,490
                                            Revenue Bonds (Series 2005), 5.125%
                                            (Providence Rest Home)/(American Capital
                                            Access INS), 7/1/2030
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       New York State Dormitory Authority Revenue,     262,773       -       262,773
                                            4201 Schools Program,, 5.00%, 7/1/2010
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          750,000      750,000       New York State Dormitory Authority, Revenue        -       791,407    791,407
                                            Bonds (2003 Series 1), 5.00% (Memorial
                                            Sloan-Kettering Cancer Center)/(MBIA
                                            Insurance Corp. INS), 7/1/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, Revenue        -       572,820    572,820
                                            Bonds (Series 1993A), 5.75% (City University
                                            of New York)/(FSA INS)/(Original Issue
                                            Yield: 6.05%), 7/1/2018
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          750,000      750,000       New York State Dormitory Authority, Revenue        -       786,563    786,563
                                            Bonds (Series 2003), 5.00% (Kateri Residence
                                            )/(Allied Irish Banks PLC LOC), 7/1/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          250,000      250,000       New York State Dormitory Authority, Revenue        -       266,585    266,585
                                            Bonds (Series 2003), 5.375% (North
                                            Shore-Long Island Jewish Obligated
                                            Group)/(Original Issue Yield: 5.48%),
                                            5/1/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, Revenue        -       544,460    544,460
                                            Bonds (Series 2003A), 5.50% (Brooklyn Law
                                            School)/(Radian Asset Assurance INS),
                                            7/1/2018
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          750,000      750,000       New York State Dormitory Authority, Revenue        -       794,475    794,475
                                            Bonds (Series 2003A), 5.50%
                                            (Winthrop-University Hospital
                                            Association)/(Original Issue Yield: 5.70%),
                                            7/1/2023
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, Revenue        -       531,170    531,170
                                            Bonds (Series 2004), 5.25% (New York
                                            Methodist Hospital), 7/1/2024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          250,000      250,000       New York State Dormitory Authority, Revenue        -       269,300    269,300
                                            Bonds (Series 2004A), 5.25% (University of
                                            Rochester, NY), 7/1/2024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, Revenue        -       525,585    525,585
                                            Bonds (Series 2005), 5.00% (Rochester
                                            General Hospital)/(Radian Asset Assurance
                                            INS), 12/1/2025
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          400,000      400,000       New York State Dormitory Authority, Revenue        -       417,236    417,236
                                            Bonds (Series 2005), 5.00% (Rochester
                                            General Hospital)/(Radian Asset Assurance
                                            INS), 12/1/2035
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, Revenue        -       508,295    508,295
                                            Bonds (Series 2005C), 5.50% (Mt. Sinai NYU
                                            Health Obligated Group), 7/1/2026
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -         1,000,000    1,000,000      New York State Dormitory Authority, Revenue        -      1,062,000  1,062,000
                                            Bonds (Series 2005F), 5.00% (New York State
                                            Personal Income Tax Revenue Bond
                                            Fund)/(AMBAC INS), 3/15/2025
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          200,000      200,000       New York State Dormitory Authority, Revenue        -       212,130    212,130
                                            Bonds, 5.00% (Fordham University)/(FGIC
                                            INS), 7/1/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          250,000      250,000       New York State Dormitory Authority, Revenue        -       263,633    263,633
                                            Bonds, 5.00% (Manhattan College)/(Radian
                                            Asset Assurance INS)/(Original Issue Yield:
                                            5.30%), 7/1/2020
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, Revenue        -       509,010    509,010
                                            Bonds, 5.10% (Catholic Health Services of
                                            Long Island)/(Original Issue Yield: 5.19%),
                                            7/1/2034
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Dormitory Authority, Revenue        -       535,400    535,400
                                            Bonds, 5.25% (Cansius College)/(MBIA
                                            Insurance Corp. INS)/(Original Issue Yield:
                                            5.28%), 7/1/2030
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          300,000      300,000       New York State Dormitory Authority, Revenue        -       323,964    323,964
                                            Bonds, 5.00% (Fordham University)/(United
                                            States Treasury PRF 7/1/2012 @100), 7/01/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       New York State Dormitory Authority Revenue,     283,400       -       283,400
                                            City University System, 5.625%, 7/1/2016
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  1,000,000         -        1,000,000      New York State Dormitory Authority Revenue,    1,015,170      -      1,015,170
                                            College and University Revenue, 4.75%,
                                            7/1/2037
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       New York State Dormitory Authority Revenue,     267,862       -       267,862
                                            College and University Revenue, 5.00%,
                                            7/1/2020 (FGIC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       New York State Dormitory Authority Revenue,     261,350       -       261,350
                                            College and University Revenue, 5.00%,
                                            7/1/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York State Dormitory Authority Revenue,     567,630       -       567,630
                                            Educational Housing Services, 5.25%,
                                            7/1/2020 (AMBAC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York State Dormitory Authority Revenue,     588,930       -       588,930
                                            Memorial Sloan Kettering Cancer Center,
                                            5.50%, 7/1/2023 (MBIA Insurance Corp. INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   660,000          -         660,000       New York State Dormitory Authority Revenue,     694,511       -       694,511
                                            Mental Health Services, 5.00%, 2/15/2035
                                            (AMBAC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   590,000          -         590,000       New York State Dormitory Authority Revenue,     612,113       -       612,113
                                            Mental Health Services, 5.50%, 8/15/2017
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   10,000           -         10,000        New York State Dormitory Authority Revenue,     10,391        -        10,391
                                            Mental Health Services, 5.50%, 8/15/2017
                                            (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   245,000          -         245,000       New York State Dormitory Authority Revenue,     254,682       -       254,682
                                            Mental Health Services, 5.70%, 8/15/2009
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    5,000           -          5,000        New York State Dormitory Authority Revenue,      5,205        -        5,205
                                            Mental Health Services, 5.70%, 8/15/2009
                                            (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   420,000          -         420,000       New York State Dormitory Authority Revenue,     440,320       -       440,320
                                            State University Education Facility, 5.50%,
                                            5/15/2009
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   80,000           -         80,000        New York State Dormitory Authority Revenue,     84,323        -        84,323
                                            State University Education Facility, 5.50%,
                                            5/15/2009 (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       New York State Dormitory Authority Revenue,     258,740       -       258,740
                                            Wyckoff Heights Medical Center, 5.30%,
                                            8/15/2021
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   150,000          -         150,000       New York State Environmental Facilities,        157,266       -       157,266
                                            4.90%, 6/15/2011
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   210,000          -         210,000       New York State Environmental Facilities,        220,166       -       220,166
                                            5.00%, 6/15/2033
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   245,000          -         245,000       New York State Environmental Facilities,        250,444       -       250,444
                                            5.75%, 1/15/2013
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Environmental Facilities            -       539,230    539,230
                                            Corp., Revenue Bonds (Series 2002A), 5.25%
                                            (New York State Personal Income Tax  Revenue
                                            Bond Fund)/(FGIC INS), 1/1/2021
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          400,000      400,000       New York State Environmental Facilities            -       425,048    425,048
                                            Corp. State Clean Water and Drinking Water,
                                            Revenue Bonds (Series 2002B), 5.00%
                                            (Original Issue Yield: 5.07%), 6/15/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Environmental Facilities            -       504,300    504,300
                                            Corp., Solid Waste Disposal Revenue Bonds
                                            (Series 2004A), 4.45% TOBs (Waste
                                            Management, Inc.), Mandatory Tender 7/1/2009
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          900,000      900,000       New York State Environmental Facilities            -       924,075    924,075
                                            Corp., Water Facilities Revenue Refunding
                                            Bonds (Series A), 6.30% (Spring Valley Water
                                            Co., NY)/(AMBAC INS), 8/1/2024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   45,000           -         45,000        New York State Environmental Water Revenue,     49,865        -        49,865
                                            5.75%, 6/15/2011
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   455,000          -         455,000       New York State Environmental Water Revenue,     503,271       -       503,271
                                            5.75%, 6/15/2011 (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State HFA, Revenue Bonds (Series          -       538,040    538,040
                                            2003A), 5.25% (New York State Personal
                                            Income Tax Revenue Bond Fund), 3/15/2021
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -           5,000        5,000        New York State HFA, Service Contract               -        5,112      5,112
                                            Obligation Revenue Bonds (Series 1995 A),
                                            6.375%, 9/15/2015
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York State Mortgage Agency Revenue          516,960       -       516,960
                                            Bonds, 5.375%, 10/1/2017
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  1,000,000         -        1,000,000      New York State Municipal Bond Bank Agency      1,044,740      -      1,044,740
                                            Series C, 5.00%, 6/15/2035
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   375,000          -         375,000       New York State Municpal Bond Bank Agency        400,733       -       400,733
                                            Series C, 5.25%, 12/1/2010
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Power Authority, Revenue            -       529,655    529,655
                                            Bonds (Series 2002A), 5.00%, 11/15/2021
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York State School District, 5.00%,          529,235       -       529,235
                                            10/1/2034 (MBIA Insurance Corp. INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -         1,000,000    1,000,000   2  New York State Thruway Authority, Drivers          -      1,311,880  1,311,880
                                            (Series 1069), 9.5174% (New York State
                                            Thruway Authority-Highway & Bridge Trust
                                            Fund)/(AMBAC INS), 4/1/2013
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York State Thruway Authority Service        520,575       -       520,575
                                            Contract, 5.25%, 1/1/2009
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York State Thruway Authority Service        534,340       -       534,340
                                            Contract, 5.25%, 4/1/2010 (FGIC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   750,000          -         750,000       New York State Urban Development Corp.,         795,090       -       795,090
                                            5.00% 1/1/2017
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York State Urban Development Corp.,         545,930       -       545,930
                                            5.50%, 1/1/2014 (FSA INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       New York State Urban Development Corp.,         557,900       -       557,900
                                            5.50%, 3/15/2020 (FGIC INS) (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   250,000          -         250,000       New York State Urban Development Corp.,         288,048       -       288,048
                                            5.70%, 4/1/2020
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   485,000          -         485,000       New York State Urban Development Corp.,         523,242       -       523,242
                                            6.00%, 1/1/2015 (AMBAC INS) (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          750,000      750,000       New York State Urban Development Corp.,            -       824,153    824,153
                                            Revenue Bonds (Series 2003B), 5.25% (New
                                            York State Personal Income Tax Revenue Bond
                                            Fund)/(United States Treasury PRF 3/15/2013
                                            @100), 3/15/2019
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       New York State Urban Development Corp.,            -       532,960    532,960
                                            Subordinated Lien Revenue Bonds (Series
                                            2004A), 5.125% (Empire State Development
                                            Corp.), 1/1/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Niagara County, NY IDA, Solid Waste Disposal       -       523,020    523,020
                                            Facility Revenue Refunding Bonds (Series
                                            2001D), 5.55% TOBs (American Ref-Fuel Co. of
                                            Niagara, L.P. Facility) 11/15/2015
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          400,000      400,000       Niagara Falls, NY City School District, COPs       -       420,740    420,740
                                            (Series 1998), 5.375% (United States
                                            Treasury PRF 6/15/2008 @101)/(Original Issue
                                            Yield: 5.42%), 6/15/2028
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       North Hempstead, NY GO, 6.00%, 7/15/2015        545,300       -       545,300
                                            (FGIC INS) (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   660,000          -         660,000       Rondout Valley Central School District G/O,     653,426       -       653,426
                                            3.00%, 3/1/2008 (FGIC INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   110,000          -         110,000       Saint Lawrence University, 5.625%, 7/1/2013     111,980       -       111,980
                                            (MBIA Insurance Corp. INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Schenectady, NY, Bond Anticipation Renewal         -       499,400    499,400
                                            Notes (Series 2005), 5.25% BANs, 5/26/2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          200,000      200,000       Schenectady, NY, TANs (Series 2005), 4.70%,        -       199,928    199,928
                                            12/29/2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       TSASC, Inc. NY, Tobacco Settlement                 -       498,070    498,070
                                            Asset-Backed Bonds (Series 2006-1), 5.00%
                                            (Original Issue Yield: 5.125%), 6/1/2026
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          440,000      440,000       Tompkins County, NY IDA, Continuing Care           -       448,241    448,241
                                            Retirement Community Revenue Bonds (Series
                                            2003A), 5.375% (Kendal at Ithaca,
                                            Inc.)/(Original Issue Yield: 5.50%), 7/1/2018
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   195,000          -         195,000       Triborough Bridge & Tunnel Authority, 4.75%,    209,996       -       209,996
                                            1/1/2019 (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       United Nations, NY Development Corp., Senior       -       513,650    513,650
                                            Lien Refunding Revenue Bonds (Series 2004A),
                                            5.25%, 7/1/2022
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          300,000      300,000       Utica, NY Industrial Development Agency            -       330,243    330,243
                                            Civic Facility, Revenue Bonds (Series
                                            2004A), 6.875% (Utica College)/(United
                                            States Treasury PRF 6/1/2009 @ 101),
                                            12/1/2024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Westchester County, NY IDA, Civic Facility         -       525,585    525,585
                                            Revenue Bonds (Series 2001), 5.20% (Windward
                                            School)/(Radian Asset Assurance
                                            INS)/(Original Issue Yield: 5.21%), 10/1/2021
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          175,000      175,000       Westchester County, NY IDA, Continuing Care        -       186,541    186,541
                                            Retirement Mortgage Revenue Bonds (Series
                                            2003A), 6.375% (Kendal on Hudson )/(Original
                                            Issue Yield: 6.55%), 1/1/2024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Yonkers, NY IDA, Civic Facility Revenue            -       519,225    519,225
                                            Bonds (Series 2001B), 7.125% (St. John's
                                            Riverside Hospital), 7/1/2031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -         1,000,000    1,000,000      Yonkers, NY IDA, Revenue Bonds, 5.25%              -      1,051,450  1,051,450
                                            (Monastery Manor Association LP)/(New York
                                            State Mortgage Agency GTD), 4/1/2037
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                Total                                     22,940,638  44,489,221 67,429,859
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Puerto Rico--6.7%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   900,000          -         900,000       Puerto Rico Childrens Trust Fund, 6.00%,        986,931       -       986,931
                                            7/1/2026 (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  1,000,000         -        1,000,000      Puerto Rico Commonwealth, 5.00%, 7/1/2034      1,032,240             1,032,240
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   255,000          -         255,000       Puerto Rico Commonwealth, 5.375%, 7/1/2021      265,401       -       265,401
                                            (MBIA Insurance Corp. INS) (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   300,000          -         300,000       Puerto Rico Commonwealth, 5.40%, 7/1/2025       306,465       -       306,465
                                            (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       Puerto Rico Commonwealth Highway and            549,725       -       549,725
                                            Transportation Authority, 5.75%, 7/1/2016
                                            (MBIA Insurance Corp. INS) (PRF)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000    2  Puerto Rico Electric Power Authority,              -       632,580    632,580
                                            Drivers (Series 266), 7.5384% (FSA INS),
                                            7/1/2015
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          500,000      500,000       Puerto Rico Highway and Transportation             -       513,250    513,250
                                            Authority, Transportation Revenue Bonds
                                            (Series G), 5.00% (Original Issue Yield:
                                            5.10%), 7/1/2033
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   300,000          -         300,000       Puerto Rico Ind'l. Tourist Ed'l. Medical &      311,925       -       311,925
                                            Environmental Central Facilities, 5.00%,
                                            10/1/2022 (MBIA Insurance Corp. INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          135,000      135,000       Puerto Rico Public Building Authority,             -       141,815    141,815
                                            Revenue Bonds (Series 2002D), 5.25%
                                            (Commonwealth of Puerto Rico GTD)/(Original
                                            Issue Yield: 5.40%), 7/1/2027
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          365,000      365,000       Puerto Rico Public Building Authority,             -       395,843    395,843
                                            Revenue Bonds (Series 2002D), 5.25% (United
                                            States Treasury PRF 7/1/2012 @100)/(Original
                                            Issue Yield: 5.40%), 7/01/2027
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Total                                          3,452,687  1,683,488  5,136,175
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Virgin Islands--1.4%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  1,000,000         -        1,000,000      Virgin Islands Public Financial Authority,     1,071,230      -      1,071,230
                                            5.00%, 10/1/2022 (FSA INS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Total Municipal Bonds (identified cost        27,464,555  46,172,709 73,637,264
                                            $72,118,353)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Short-Term Investments--0.9%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   500,000          -         500,000       BlackRock New York Money Market                 500,000       -       500,000
                                            Institutional Class
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   225,000          -         225,000       Dreyfus New York Municipal Cash Management      225,000       -       225,000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Investments (at amortized      725,000       -       725,000
                                            cost)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Short-Term Municipals--2.0%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            New York--1.1%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       -         800,000      800,000       New York City, NY Transitional Finance             -       800,000    800,000
                                            Authority, New York City Recovery Bonds
                                            (2003 Subseries 3-E) Daily VRDNs (Landesbank
                                            Baden-Wuerttemberg (Guaranteed) LIQ),
                                            2.950%, 3/1/2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Puerto Rico--0.9%                                  -                     -
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      -          700,000      700,000       Puerto Rico Government Development Bank            -       700,000    700,000
                                            (GDB) Weekly VRDNs (MBIA Insurance Corp.
                                            INS)/(Credit Suisse, Zurich LIQ), 3.060%,
                                            3/1/2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Municipals (at amortized          -      1,500,000  1,500,000
                                            cost)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Total Municipal Investments - 98.8%           28,189,555  47,672,709 75,862,264
                                            (identified cost   $74,343,353)4
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Other Assets and Liabilities - Net - 1.2%       564,754    368,230    932,984
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Total Net Assets - 100%                     $28,754,309  $48,040,939 $76,795,248
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

 (1) Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
 (2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $2,978,352 which represents 3.9% of total net assets.
(3)  Current rate and next reset date shown for Variable Rate Demand Notes.
(4) The cost of investments for federal tax purposes amounts to $74,343,353. At February 28, 2006, the Federated New York Income Fund had the following outstanding short futures contract:.

---------------------------------------------------------------------------
Contracts      Number of   Notional     Expiration Date     Unrealized
               Contracts   Value                            Appreciation
---------------------------------------------------------------------------
---------------------------------------------------------------------------
U.S. Treasury  25          $2,700,000   March 2006          $16,693
Notes 10 Yrs
Futures(5)
---------------------------------------------------------------------------
(5) Non-incoming producing security.

Note: The categories of investments are shown as a percentage of Pro Forma Combining total net assets as shown on the Statements of Assets and Liabilities.

The following acronyms are used throughout this portfolio:
AMBAC         --American Municipal Bond Assurance Corporation
BANs          --Bond Anticipation Notes
COPs          --Certificates of Participation
FGIC          --Financial Guaranty Insurance Company
FHA           --Federal Housing Administration
FSA           --Financial Security Assurance
GNMA          --Government National Mortgage Association
GO            --General Obligation
GTD           -- Guaranteed
HFA           --Housing Finance Authority
IDA           --Industrial Development Auhority
IDRBs         --Industrial Development Revenue Bonds
INS           --Insured
LIQ           --Liquidity Agreement
LOC           --Letter of Credit
PRF           --Prerefunded
TANs          --Tax Anticipation Notes
TOBs          --Tender Option Bonds
UT            --Unlimited Tax
VRDNs         --Variable Rate Demand Notes
XLCA          --XL Capital Assurance

See Notes which are an integral part of the Financial Statements.



                                                        Sentinel New York Tax-Free Income Fund
                                                      Federated New York Municipal Income Fund
                                                 Pro Forma Combining Statements of Assets and Liabilities
                                                             February 28, 2006 (unaudited)


                                           Sentinel          Federated
                                           New York          New York                             Federated
                                           Tax-Free          Municipal           Pro Forma        Proforma
                                           Income Fund       Income Fund         Adjustment       Combined

------------------------------------------------------------------------------------------------------------------
Assets:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Investments in securities, at value          $28,189,555       $47,672,709           -            75,862,264
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Cash                                           265,083           80,019              -             345,102
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Income receivable                              347,597           613,760             -             961,357
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Receivable for shares sold                      37,502           10,624              -              48,126
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Receivable for Investments sold                   -               5,000              -              5,000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Prepaid expenses                                  -               1,210              -              1,210
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total assets                             28,839,737       48,383,322            -            77,223,059
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Liabilities:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Payable for shares redeemed                     19,844           246,697             -             266,541
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Income distribution payable                     34,794           66,674              -             101,468
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin                -               7,812              -              7,812
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Payable for distribution services fee           4,395            12,449              -              16,844
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Payable for shareholder services fee              -               8,751              -              8,751
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Accrued expenses                                26,395              -                -              26,395
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total liabilities                          85,428           342,383             -             427,811
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Assets                                   $28,754,309       $48,040,939          $-           $76,795,248
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Paid in capital                              $28,142,318       $47,184,489          $-            75,326,807
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of                 610,317          1,620,691            -            2,231,008
investments and
futures contracts
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)              86            (753,955)            -            (753,869)
on investments, futures contracts and
swap contracts
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Undistributed (distributions in
excess of) net
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
investment income                               1,588           (10,286)             -             (8,698)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total Net Assets                        $28,754,309       $48,040,939          $-           $76,795,248
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class A Shares                            $28,754,309       $26,571,353          $-           $55,325,662
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class B Shares                                 $-           $21,469,586          $-           $21,469,586
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class A Shares                             2,369,273         2,471,057         305,546   (a)   5,145,876
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class B Shares                                 -             1,996,542            -            1,996,542
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class A Shares                               $12.14           $10.75             $-              $10.75
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class B Shares                                 $-             $10.75             $-              $10.75
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Offering Price Per Share
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class A Shares                               $12.65     (b)   $11.26     (c)     $-              $11.26     (c)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class B Shares                                 $-             $10.75             $-              $10.75
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class A Shares                               $12.14           $10.75             $-              $10.75
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
   Class B Shares                                 $-             $10.16     (d)     $-              $10.16     (d)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Investments, at identified cost              $27,579,238       $46,068,711          $-           $73,647,949
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

(a)  Adjustment to reflect share balance as a result of the combination.
(b)  Computation of offering price per share: 96.00/100 of net asset value.
(c)  Computation of offering price per share: 95.50/100 of net assets value.
(d) Computation of maximum redemption proceeds per share: 94.50/100 of net assets value.

(See Notes to Pro Forma Financial Statements)





                                                                                  Sentinel New York Tax-Free Income Fund
                                                                                 Federated New York Municipal Income Fund
                                                                               Pro Forma Combining Statements of Operations
                                                                              Six Months Ended February 28, 2006 (unaudited)



                                                                         Sentinel      Federated
                                                                         New York      New York                        Federated
                                                                         Tax-Free      Municipal      Pro Forma        Pro Forma
                                                                         Income Fund   Income Fund    Adjustment       Combined
Investment Income:
Interest                                                                 $325,247     $1,164,128          $-          $1,489,375

Expenses:
Investment adviser fee                                                    72,248        95,229         (14,786) (a)      152,691
             Administrative personnel and services fee                      -           94,220            -               94,220
Custodian fees                                                            3,795          2,153         (3,023)  (b)       2,925
Transfer and dividend disbursing agent                                                                    -
  fees and expenses                                                       8,488         28,909         (7,371)  (c)       30,026
Directors'/Trustees' fees                                                 2,111           860          (2,111)  (d)        860
Auditing fees                                                             3,500         10,980         (3,474)  (e)       11,006
Legal fees                                                                2,500          3,183         (1,302)  (f)       4,381
Portfolio accounting fees                                                 3,935         32,384         (1,111)  (g)       35,208
             Distribution services fee - Class A Shares                   28,731        32,437          7,183   (h)       68,351
             Distribution services fee - Class B Shares                     -           81,245            -               81,245
             Shareholder services fee - Class A Shares                      -           29,157          32,282  (j)       61,439
             Shareholder services fee - Class B Shares                      -           27,081            -               27,081
Share registration costs                                                  1,620         15,059         (1,455)  (j)       15,224
Printing and postage                                                      2,000          8,605         (1,152)  (k)       9,453
Insurance premiums                                                          -            3,853            -               3,853
Miscellaneous                                                             5,962           675          (5,962)  (l)        675

     Total expenses                                                      134,890        466,030        (2,282)           598,638

Waivers and Reimbursements:
     Waiver of investment adviser fee                                       -          (95,229)        (49,254) (m)     (144,483)
        Waiver of administrative personnel and services fees                -          (17,118)        (2,336)  (n)      (19,454)
        Waiver of distribution services fee - Class A Shares                -          (32,437)        (35,914) (o)      (68,351)
     Reimbursement of shareholder services fee - Class A Shares             -           (6,512)           -              (6,512)
             Reimbursement of other operating expenses                      -          (68,853)         68,853  (p)         -

Total waivers and reimbursements                                            -          (220,149)       (18,651)         (238,800)

Net expenses                                                             134,890        245,881        (20,933)          359,838

     Net investment income                                               $190,357      $918,247        $20,933          $1,129,537

                 Realized and Unrealized Gain (Loss) on Investments,
Futures Contracts and Swap Contracts:
Net realized gain on investments                                           100          77,293            -               77,393
Net realized gain on swap contracts                                         -           43,500            -               43,500
Net realized gain on futures contracts                                      -           80,656            -               80,656
 Net change in unrealized appreciation/depreciation of investments      1,412,057      (621,685)          -              790,372
     Net change in unrealized depreciation of futures contracts             -           41,402            -               41,402
      Net change in unrealized depreciation on swap contracts               -           19,451            -               19,451

          Net realized and unrealized gain on investments               1,412,157      (359,383)          -             1,052,774

           Change in net assets resulting from operations               $1,602,514     $558,864        $20,933          $2,182,311




           (See Notes to Pro Forma Financial Statements)






                          Sentinel Tax-Free Income Fund
                   Federated New York Municipal Income Fund
            Notes to Pro Forma Combining Statements of Operations
            For the Six Months Ended February 28, 2006 (unaudited)

Note 1. Description of the Fund

Federated New York Municipal Income Fund , a series of Federated Municipal Securities Income Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.

Federated New York Municipal Income Fund consists of two classes of shares:
Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are generally due to differences in separate class expenses.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments and Statements of Assets and Liabilities (Pro Forma Financial Statements) reflect the accounts of Sentinel New York Tax-Free Income Fund and Federated New York Municipal Income Fund, (individually referred to as the "Fund" or collectively the "Funds"), as of February 28, 2006. Additionally, the accompanying unaudited Pro Forma Combined Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Sentinel New York Tax-Free Income Fund and Federated New York Municipal Income Fund, (individually referred to as the "Fund" or collectively the "Funds"), for the six months ended February 28, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles (GAAP) in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Sentinel New York Tax-Free Income Fund for Federated New York Municipal Income Fund. Under generally accepted accounting principles, Federated New York Municipal Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended February 28, 2006, Federated New York Municipal Income Fund and Sentinel New York Tax-Free Income Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.50%, respectively, as a percentage of average daily net assets.

Note 3. Portfolio Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit-quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities with prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bond prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotation are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 2,617,819 Class A Shares of Federated New York Municipal Income Fund in exchange for 2,369,273 Class A Shares of Sentinel New York Tax-Free Income Fund which would have been issued at February 28, 2006 in connection with the proposed reorganization.


Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated New York Municipal Income Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a) Federated Investment Management Company, the investment adviser (FIMC) for Federated New York Municipal Income Fund, a series of Federated Municipal Securities Income Trust, receives for its services an annual investment advisory fee equal to 0.40% of the average daily net assets of the Fund. Sentinel Asset Management, Inc. is paid an annual investment advisory fee based on the average aggregate daily net assets of certain Sentinel funds as specified below:

                               Average Aggregate Daily Net Assets
Maximum Adviser Fee                       of the Sentinel Funds
-------------------                       ----------------

0.55%                             on the first $200 million
0.50%                             on the next $200 million
0.45%                             on assets in excess of $400 million

The FIMC may voluntarily choose to waive a portion of its fee. The FIMC can modify or terminate this voluntary waiver at any time.

(b) Adjustment to reflect the custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect the Directors'/Trustees' fee resulting from the combining of two portfolios into one.

(e) Adjustment to reflect the auditing fee resulting from the combining of two portfolios into one.

(f) Adjustment to reflect the legal fee resulting from the combining of two portfolios into one.

(g) Adjustment to reflect the portfolio accounting fee resulting from the combining of two portfolios into one.

(h) Federated New York Municipal Income Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Act of 1940. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.
(FSC), the principal distributor, a fee equal to 0.25% of the daily net assets of the Fund's Class A Shares. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time. The adjustment is to reflect the distribution services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(i) Federated New York Municipal Income Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of its fee. This voluntary waiver can be modified or terminated at any time. The adjustment is to reflect the shareholder services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(j) Adjustment to reflect the share registration costs resulting from the combining of two portfolios into one.

(k) Printing and postage expenses are adjusted to reflect fees resulting from the combining of two portfolios into one.

(l) Miscellaneous expenses are adjusted to reflect fees resulting from the combining two portfolios into one.

(m) Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(n) Adjustment to reflect waiver of administrative personnel and services fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(o) Adjustment to reflect distribution services fee waiver for Class A Shares based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(p) Adjustment to reflect the reduction of other operating expenses reimbursed by the adviser after the combination.









PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Municipal Securities Income Trust (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)
 by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1.1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant (including Amendment Nos. 1-17); (26)
1.2 Conformed copies of Amendment Nos. 18 and 19 to the Declaration of Trust of the Registrant; (28)
1.3 Conformed copy of Amendment No. 20 to the Declaration of Trust of the Registrant; (29)
1.4 Conformed copy of Amendment No. 21 to the Declaration of Trust of the Registrant; (33)
1.5 Conformed copy of Amendment No. 22 to the Declaration of Trust of the Registrant; (36)

2.1   Copy of By-Laws of the Registrant; (1)
2.2   Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (23)
2.3   Copies of Amendment Nos. 5 and 6 to the By-Laws of the Registrant; (32)
2.4   Copy of Amendment No. 7 to the By-Laws of the Registrant; (34)
2.5   Copy of Amendment No. 8 to the By-Laws of the Registrant; (35)
2.6   Copy of Amendment No. 9 to the By-Laws of the Registrant; (36)

3.    Not Applicable

4.    Agreement and Plan of Reorganization; (*)

5.1    Copy of Specimen Certificate for Shares of Beneficial Interest for:
       Federated Pennsylvania Municipal Income Fund-Class A Shares; (19)
5.2    Federated Pennsylvania Municipal Income Fund- Class B Shares; (22)
5.3    Federated New York Municipal Income Fund-Class F Shares; (19)

6.1 Conformed copy of Investment Advisory Contract including Exhibits A through F of the Registrant; (21)
6.2 Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (27)
6.3 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (28)
6.4 Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (33)

7.1 Conformed copy of Distributor's Contract including Exhibits A through N of the Registrant; (21)
7.2    Conformed copy of Exhibit O to the Distributor's Contract; (23)
7.3    Conformed copy of Distributor's Contract (Class B Shares); (23)
7.4 The Registrant hereby incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).
7.5    Conformed copy of Exhibit P to the Distributor's Contract; (27)
7.6 Conformed copy of Amendment to Distributor's Contract of the Registrant; (28)
7.7 Conformed copy of Amendment to Distributor's Contract of the Registrant (Class B Shares); (28)
7.8    Conformed copy of Exhibit Q to the Distributor's Contract; (35)
7.9    Conformed copy of Exhibit R to the Distributor's Contract; (33)

8.    Not Applicable

9.1   Conformed copy of Custodian Contract of the Registrant; (18)
9.2   Conformed copy of Amendment to Custodian Contract of the Registrant; (29)

10.   Conformed copy of Distribution Plan of the Registrant; (35)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (*)

12. Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)

13.1 Conformed copy of Second Amended and Restated Shareholder Services Agreement; (29)
13.2   Conformed copy of Principal Shareholder Services Agreement
       (Class B Shares); (23)
13.3   Conformed copy of Shareholder Services Agreement (Class B Shares); (23)
13.4 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (23)
13.5 The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government
      Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.6 The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government
      Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.7 With regard to Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021).
13.8 The responses described in Item 23(e)(iv) are hereby incorporated by reference;
13.9 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (28)
13.10 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23 (h)(vix) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003. (File Nos. 33-33852 and 811-6061)
13.11 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.12 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.13 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115)
13.13 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.15 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.16 The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company form Item 23)(h)(ix) of the Federated Total Return Government bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309);
13.17 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 from Item 23 (h)(ii) of the Cash T rust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

14. Conformed copy of Consent of Independent Auditors of Federated New York Municipal Fund and Federated Pennsylvania Municipal Fund; (36)
14.1 Conformed copy of Consent of Independent Auditors for the Sentinel New York Tax-Free Fund, Sentinel Tax-Free Income Fund and the Sentinel Pennsylvania Tax-Free Trust.; (to be filed by amendment)

15.   Not Applicable
16.1  Conformed copy of the Unanimous Consent Of Trustees for Power of
Attorney (*)
16.2  Conformed copy of Power of Attorney of the Registrant; (*)

17.   Form of Proxy; (*)
---------------------------------------------------------
* All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File Nos. 33-36729 and 811-6165)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 29, 1999. (File Nos. 33-36729 and 811-6165)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 26, 2000. (File Nos. 33-36729 and 811-6165)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on October 26, 2001. (File Nos. 33-36729 and 811-6165)
29. Response is incorporated by reference to Registrant's Post Effective Amendment No. 33 on Form N-1A filed on August 29, 2002. (File Nos. 33-36729 and 811-6165)
30. Response is incorporated by reference to Registrant's Post Effective Amendment No. 34 on Form N-1A filed on October 28, 2002. (File Nos. 33-36729 and 811-6165)
31. Response is incorporated by reference to Registrant's Post Effective Amendment No. 35 on Form N-1A filed on October 28, 2003. (File Nos. 33-36729 and 811-6165)
32. Response is incorporated by reference to Registrant's Post Effective Amendment No. 36 on Form N-1A filed on May 14, 2004. (File Nos. 33-36729 and 811-6165)
33. Response is incorporated by reference to Registrant's Post Effective Amendment No. 37 on Form N-1A filed on August 27, 2004. (File Nos. 33-36729 and 811-6165)
34. Response is incorporated by reference to Registrant's Post Effective Amendment No. 38 on Form N-1A filed on October 29, 2004. (File Nos. 33-36729 and 811-6165)
35. Response is incorporated by reference to Registrant's Post Effective Amendment No. 39 on Form N-1A filed on October 28, 2005. (File Nos. 33-36729 and 811-6165)
36. Response is incorporated by reference to Registrant's Post Effective Amendment No. 40 on Form N-1A filed on April 24, 2006. (File Nos. 33-36729 and 811-6165)

Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MUNICIPAL SECURITIES INCOME TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of June, 2006.

                  FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                  BY: /s/ George F. Magera
                  George F. Magera, Assistant Secretary
                  June 22, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                 DATE
      ----                          -----                 ----

By:   /s/ George F. Magera    Attorney In Fact        June 22, 2006
George F. Magera              For the Persons
ASSISTANT SECRETARY           Listed Below

        NAME                                       TITLE

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr.*                      Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee

* By Power of Attorney